                           ORBITEX(R) GROUP OF FUNDS

                 Distributed by Orbitex Funds Distributor, Inc.

                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2002

                   - ORBITEX INFO-TECH & COMMUNICATIONS FUND
                       - ORBITEX EMERGING TECHNOLOGY FUND
                     - ORBITEX HEALTH & BIOTECHNOLOGY FUND
                        - ORBITEX MEDICAL SCIENCES FUND
                    - ORBITEX ENERGY & BASIC MATERIALS FUND
                       - ORBITEX FINANCIAL SERVICES FUND
                            - ORBITEX FOCUS 30 FUND
                             - ORBITEX GROWTH FUND
                             - ORBITEX CATERPILLER
                                MID CAP RELATIVE
                                   VALUE FUND

                           ORBITEX(R) GROUP OF FUNDS

Letter from the Management of the Orbitex Group of Funds            3

Dear Shareholder:

We are pleased to provide you with the
Semi-Annual Report for the Orbitex Group of Funds covering the six months ended October 31, 2002.

Dear Shareholder:

The past few years have been extremely troublesome for investors and fund managers. The market and economy have suffered severe setbacks. As a management company and as individual investors, we know first hand how the market environment has affected the lives of so many people.

Although the markets remain volatile and the investment environment challenging, we believe fundamentals have in fact begun to turn, and we feel we are in the beginning of a secular market recovery. Although we cannot predict global economic reaction to continued uncertainty and a potential conflict with Iraq, our Investment Committee believes the timing is excellent to invest in the market for the long-term. What the recent market has shown is that the fundamentals of investing are alive and well. By adhering to our disciplined investment process and monitoring fundamental and technical indicators, the Orbitex Group of Funds is poised to take advantage of ongoing market opportunities.

As always, thank you for entrusting your assets to the Orbitex Group of Funds.


       [/s/ Richard Stierwalt]                                     [/s/ Robert Youree]
       RICHARD STIERWALT                                           ROBERT YOUREE, CFA
       CHAIRMAN                                                    CHIEF OPERATING OFFICER
       ORBITEX MANAGEMENT, INC.                                    ORBITEX MANAGEMENT, INC.

Performance Highlights

ANNUALIZED TOTAL RETURNS as of October 31, 2002

                                          SIX                  5 YEAR    10 YEAR     SINCE
                                        MONTHS*     1 YEAR                         INCEPTION   INCEPTION
                 ORBITEX INFO-TECH & COMMUNICATIONS FUND                                         DATE
                 Class A Shares         (34.88)%   (44.75)%   (10.03)%    N/A      (11.47)%    10/22/97
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (34.71)%   (44.85)%     N/A       N/A      (17.45)%     9/16/98

                 Class C Shares         (32.66)%   (43.11)%     N/A       N/A      (50.08)%     1/14/00

                 ORBITEX EMERGING TECHNOLOGY FUND(1)
                 Class A Shares         (40.58)%   (43.45)%     N/A       N/A      (17.63)%   11/16/98
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (40.39)%   (43.49)%     N/A       N/A      (43.66)%    10/6/99

                 Class C Shares         (38.55)%   (41.68)%     N/A       N/A      (60.44)%    7/20/00

                 ORBITEX HEALTH & BIOTECHNOLOGY FUND
                 Class A Shares         (28.52)%   (38.42)%     N/A       N/A         2.74%    7/15/99
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (28.12)%   (38.23)%     N/A       N/A         3.12%    7/15/99

                 Class C Shares         (25.90)%   (36.30)%     N/A       N/A      (12.50)%    1/18/00

                 ORBITEX MEDICAL SCIENCES FUND(2)
                 Class A Shares         (26.88)%   (46.94)%     N/A       N/A         3.55%     1/6/98
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (26.68)%   (46.99)%     N/A       N/A      (10.93)%   10/12/99

                 Class C Shares         (24.15)%   (45.12)%     N/A       N/A      (33.19)%    7/20/00

                 ORBITEX ENERGY & BASIC MATERIALS FUND
                 Class A Shares         (26.77)%    (3.22)%      0.52%    N/A         0.78%   10/23/97
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (26.41)%    (2.44)%     N/A       N/A         6.79%    9/21/98

                 ORBITEX FINANCIAL SERVICES FUND
                 Class A Shares         (21.16)%    (8.00)%     N/A       N/A       (4.41)%     8/1/00
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (20.72)%    (7.64)%     N/A       N/A       (3.68)%     8/1/00

                 Class C Shares         (18.11)%    (4.93)%     N/A       N/A       (2.81)%     8/1/00

ANNUALIZED TOTAL RETURNS as of October 31, 2002

                                          SIX       1 YEAR     5 YEAR    10 YEAR     SINCE
                                        MONTHS*                                    INCEPTION   INCEPTION
                 ORBITEX FOCUS 30 FUND(3)                                                        DATE
                 Class A Shares         (21.68)%   (21.69)%     N/A       N/A      (14.58)%     7/12/99
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (21.26)%   (21.37)%     N/A       N/A      (14.04)%     7/12/99

                 Class D Shares         (16.27)%   (16.52)%    (0.82)%   7.81%        6.08%      3/4/91

                 ORBITEX GROWTH FUND
                 Class A Shares         (32.89)%   (31.71)%    (0.72)%    N/A       (0.82)%   10/22/97
                 (incl. max. 5.75%
                 sales charge)

                 Class B Shares         (32.57)%   (31.66)%     N/A       N/A       (2.62)%    9/16/98

                 Class C Shares         (30.38)%   (29.23)%     N/A       N/A      (39.56)%    3/14/00

                 ORBITEX CATERPILLAR MID CAP RELATIVE VALUE FUND
                 Class A Shares           N/A        N/A        N/A       N/A      (23.94)%*    7/1/02

                 Class B Shares           N/A        N/A        N/A       N/A      (23.53)%*    7/1/02

                 Class C Shares           N/A        N/A        N/A       N/A      (21.09)%*    7/1/02

---------------

*Figures not annualized.

Results represent past performance and do not indicate future returns. The value of an investment in the Funds and the return on investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost. Total return is calculated assuming reinvestment of all dividends. Total returns would have been lower had the Advisor, the Distributor, the Administrator, and Custodian not waived or reimbursed a portion of their fees. The performance of each class may vary based on differences in loads or fees paid by the shareholders investing in each class.

Class A Shares are subject to the current maximum 5.75% initial sales charge.

Class B Shares are not subject to an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") declining from 5% to 0% over six years. These shares have higher fees and expenses than Class A Shares.

Class C Shares are subject to a 1.00% initial sales charge and are subject to a CDSC of 1% on shares redeemed within 18 months of purchase. These shares have higher fees and expenses than Class A Shares.

Class D Shares are not subject to an initial sales charge or a CDSC.

(1) The performance figures shown for periods prior to November 1, 2001 reflect the performance of Class A, B and C shares of the Monument Digital Technology Fund.

(2) The performance figures shown for periods prior to November 1, 2001 reflect the performance of Class A, B and C shares of the Monument Medical Sciences Fund.

(3) Before the close of business on July 9, 1999, the Fund operated as a separate fund called the ASM Index 30 Fund ("ASM Fund"). On July 12, 1999, the Fund was reorganized as a new fund of the Orbitex Group of Funds and existing shareholders of the ASM Fund received Class D Shares in exchange for their ASM Fund Shares. Upon the effectiveness of the organization, the investment policy of the Fund changed from the "passive" investment in an equal number of shares of each of the companies in the Dow Jones Industrial Average to the "active" investment in some or all of those companies based on the Advisor's assessment of the prospects for those companies. Additionally, the ASM Fund was subject to a different level of fees than are applied to the Fund. Past performance does not necessarily indicate how the Fund will perform in the future. Furthermore, because of the change in investment policy and different fee level, the performance shown above prior to July 12, 1999, which reflects the Fund's previous "passive" investment policy, should not be considered indicative of the performance of the Fund as an actively managed Fund.

Performance Highlights

GROWTH OF A $10,000 INVESTMENT

These charts illustrate a comparison of a hypothetical investment of $10,000 in each fund in the Orbitex Group of Funds, (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.

[LINE GRAPH]

INFO-TECH & COMMUNICATIONS FUND

                                                       INFO-TECH &
                                                   COMMUNICATIONS FUND          LIPPER SCIENCE &
                                                        (CLASS A)            TECHNOLOGY FUNDS INDEX         S&P 500 (R) INDEX
                                                   -------------------       ----------------------         -----------------
10/97*                                                     9422                       10000                       10000
4/98                                                      12324                       10238                       11573
10/98                                                     12236                        9725                       11526
4/99                                                      19402                       14181                       14098
10/99                                                     24529                       18906                       14484
4/00                                                      40074                       28911                       15526
10/00                                                     36068                       25517                       15366
4/01                                                      16866                       15341                       13511
10/01                                                      9250                       10472                       11539
4/02                                                       7845                        9863                       11803
10/02                                                      5421                        7016                        9794

The Lipper Science & Technology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.


* Inception date 10/22/97.

[LINE GRAPH]

EMERGING TECHNOLOGY FUND

                                      EMERGING       LIPPER SCIENCE &
                                  TECHNOLOGY FUND    TECHNOLOGY FUNDS     S&P 500 (R)
                                     (CLASS A)            INDEX              INDEX
                                  ---------------    ----------------     -----------
11/98*                                  9425              10000              10000
4/99                                   28009              13421              11731
10/99                                  28292              17893              12052
4/00                                   36686              27362              12919
10/00                                  28194              24150              12786
4/01                                   16333              14734              11243
10/01                                   7728              10057               9601
4/02                                    7360               9473               9821
10/02                                   4642               6738               8150

The Lipper Science & Technology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 11/16/98.
Past performance is not           "S&P 500 Index"
 indicative of future results.          is a
 You cannot invest directly in         registered
 an index.                             trademark
                                       of McGraw-
                                       Hill Co.,
                                        Inc.

[LINE GRAPH]

HEALTH & BIOTECHNOLOGY FUND

                                                                                 LIPPER HEALTH &
                                                 HEALTH & BIOTECHNOLOGY        BIOTECHNOLOGY FUNDS
                                                     FUND (CLASS A)                   INDEX                 S&P 500 (R) INDEX
                                                 ----------------------        -------------------          -----------------
07/99*                                                     9425                       10000                       10000
10/99                                                      9651                        9617                        9703
4/00                                                      16315                       11412                       10401
10/00                                                     23817                       14809                       10294
4/01                                                      15959                       13128                        9051
10/01                                                     16731                       12896                        7730
4/02                                                      14415                       12035                        7907
10/02                                                     10932                       10235                        6561

The Lipper Health & Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 7/15/99.

[LINE GRAPH]

MEDICAL SCIENCES FUND

                                                     LIPPER HEALTH &
                                  MEDICAL SCIENCES    BIOTECHNOLOGY       S&P 500 (R)
                                   FUND (CLASS A)      FUNDS INDEX           INDEX
                                  ----------------   ---------------      -----------
1/98*                                   9425              10000              10000
4/98                                   10528              11291              11582
10/98                                   9726              11102              11107
4/99                                   13340              12199              13586
10/99                                  15226              12718              13959
4/00                                   24581              15091              14962
10/00                                  30158              19584              14808
4/01                                   22271              17361              13021
10/01                                  21024              17054              11120
4/02                                   15253              15916              11374
10/02                                  11831              13535               9438

The Lipper Health & Biotechnology Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 1/6/98.
Past performance is not           "S&P 500 Index"
 indicative of future results.          is a
 You cannot invest directly in         registered
 an index.                             trademark
                                       of McGraw-
                                       Hill Co.,
                                        Inc.

Performance Highlights

GROWTH OF A $10,000 INVESTMENT

These charts illustrate a comparison of a hypothetical investment of $10,000 in each of the Orbitex Group of Funds, (assuming reinvestment of all dividends and distributions and a one-time sales charge) versus the Fund's benchmark index.

[LINE GRAPH]

ENERGY & BASIC MATERIALS FUND

                                                ENERGY & BASIC MATERIALS         LIPPER NATURAL
                                                     FUND (CLASS A)           RESOURCES FUNDS INDEX         S&P 500 (R) INDEX
                                                ------------------------      ---------------------         -----------------
10/97*                                                     9422                       10000                       10000
4/98                                                      10434                        9772                       11789
10/98                                                      7986                        7723                       11741
4/99                                                       9719                        9006                       14361
10/99                                                      9614                        8888                       14755
4/00                                                      12129                       10424                       15816
10/00                                                     10331                       11101                       15653
4/01                                                      14413                       12741                       13763
10/01                                                     10123                       10156                       11754
4/02                                                      13391                       11719                       12023
10/02                                                     10399                        9407                        9977

The Lipper Natural Resources Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 10/23/97.

[LINE GRAPH]

FINANCIAL SERVICES FUND

                                                       LIPPER FINANCIAL
                                  FINANCIAL SERVICES    SERVICES FUNDS      S&P 500 (R)
                                    FUND (CLASS A)          INDEX              INDEX
                                  ------------------   ----------------     -----------
08/00*                                    9425              10000              10000
10/00                                    10792              11242               9962
4/01                                     10340              11146               8760
10/01                                     9252              10038               7481
4/02                                     10796              11460               7652
10/02                                     9034               9802               6350

The Lipper Financial Services Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 8/1/00.
Past performance is not           "S&P 500 Index"
 indicative of future results.          is a
 You cannot invest directly in         registered
 an index.                             trademark
                                       of McGraw-
                                       Hill Co.,
                                        Inc.

[LINE GRAPH]

FOCUS 30 FUND

                                                                              LIPPER LARGE CAP CORE       DOW JONES (R) IND DLY
                                                 FOCUS 30 FUND (CLASS D)           FUNDS INDEX                    REINV
                                                 -----------------------      ---------------------       ---------------------
3/91*                                                     10000                       10000                       10000
4/91                                                       7790                        9950                        9772
10/91                                                      8790                       10705                       10543
4/92                                                       9733                       11415                       11716
10/92                                                      9385                       11642                       11419
4/93                                                       9987                       12557                       12310
10/93                                                     10763                       13584                       13405
4/94                                                      10692                       13341                       13593
10/94                                                     11210                       13894                       14634
4/95                                                      12272                       14916                       16409
10/95                                                     13261                       16900                       18290
4/96                                                      15360                       19016                       21671
10/96                                                     16577                       20440                       23724
4/97                                                      19331                       22736                       27844
10/97                                                     20754                       26257                       29810
4/98                                                      25406                       31650                       36625
10/98                                                     24310                       31017                       35035
4/99                                                      30370                       37544                       44358
10/99                                                     30164                       38279                       44473
4/00                                                      30618                       42188                       44802
10/00                                                     28514                       41968                       46151
4/01                                                      27500                       36496                       45486
10/01                                                     23853                       31342                       38795
4/02                                                      23899                       32029                       42908
10/02                                                     19913                       26882                       36635

The Lipper Large Cap Core Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc.

* Inception date 3/4/91.                     "Dow Jones Industrial Average" is the
                                             property of Dow Jones & Company. The Orbitex
                                             Focus 30 Fund is neither affiliated with, nor
                                             endorsed by, Dow Jones & Company.

[LINE GRAPH]

GROWTH FUND

                                                     LIPPER MULTI-CAP
                                    GROWTH FUND        GROWTH FUNDS       S&P 500 (R)
                                     (CLASS A)            INDEX              INDEX
                                    -----------      ----------------     -----------
10/97*                                  9422              10000              10000
10/97                                   9378               9447               9448
4/98                                   11263              11046              11573
10/98                                  10465               9902              11098
4/99                                   12284              11517              13576
10/99                                  15148              10881              13947
4/00                                   21288              11129              14950
10/00                                  20605              11953              14796
4/01                                   16571              12650              13010
10/01                                  13248              11196              11111
4/02                                    9911               9431               9596

The Lipper Multi-Cap Growth Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds having this investment objective, and is compiled by Lipper, Inc. The S&P 500(R) Index is an unmanaged index. Index returns assume reinvestment of dividends; unlike the Fund's returns, however, they do not reflect any fees or expenses.

* Inception date 10/22/97.
Past performance is not           "S&P 500 Index"
 indicative of future results.          is a
 You cannot invest directly in         registered
 an index.                             trademark
                                       of McGraw-
                                       Hill Co.,
                                        Inc.

Letter from Fund Management
                    ORBITEX INFO-TECH & COMMUNICATIONS FUND

Dear Shareholder:

"Technology companies, in general, have reduced capacity, brought down inventories, and improved their cost structures over the past several years, so there is substantial earnings leverage in the sector for when it does rebound."

TOP 10 PORTFOLIO HOLDINGS*

Symantec Corp.                             3.52%
Microsoft Corp.                            3.00%
Mantech International Corp.                2.97%
Netscreen Technologies, Inc.               2.95%
Alliant Techsystems, Inc.                  2.53%
Intuit, Inc.                               2.51%
National Instruments Corp.                 2.40%
Kronos, Inc.                               2.37%
Network Associates                         2.36%
Microchip Technology, Inc.                 2.31%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

                                                      [Michael Romanowski PHOTO]

INVESTMENT ENVIRONMENT
Technology stocks continued their prolonged slump during the summer and into the September quarter earnings reporting period. The U.S. economy showed few signs of renewed growth, particularly on the corporate side, and especially on technology spending. There were significant earnings shortfalls reported for technology companies in the September quarter, and managements, in general, indicated limited visibility for the earnings outlook for the December quarter. However, technology stocks managed a sharp recovery in the second half of October, as investors were encouraged by the Federal Reserve interest rate cuts and by signs that the economy was finally beginning to improve. In addition, many portfolio managers were underweight in the technology sector, and feared missing a year-end rally in the group.

PORTFOLIO POSITIONING
In this difficult environment for technology stocks, we have looked for pockets of earnings strength within the sector. These include security, storage software, storage area networks, electronic gaming software, disk drive manufacturers, and defense electronics. We remain skeptical of any sustainable rally in the telecommunications sector and have avoided telecom component suppliers and optical related stocks. We also believe that spending on big-ticket software will be slow to come back, so we have under-weighted the enterprise application software area. In addition, we have under-weighted the semiconductor and semiconductor capital equipment stocks, as we do not anticipate any recovery in the cycle until the second half of 2003.

INVESTMENT OUTLOOK
As the downturn for the technology sector approaches its third year, the near term outlook remains uncertain. Corporate IT managers remain tight fisted with their spending plans, and seem more concerned with rationalizing the money spent on technology in the late 1990s, as opposed to making significant new investments. That being said the federal government is supplying both fiscal and monetary stimulus in order to get the economy moving again. As the economy gains traction and corporate cash flow improves we would expect to see increased spending on technology, but at this point it remains unclear as to when this will occur. Technology companies, in general, have reduced capacity, brought down inventories, and improved their cost structures over the past several years, so there is substantial earnings leverage in the sector when it does rebound. Our focus at the Orbitex Info-Tech & Communications Fund is to seek out the most promising areas of technology and to invest in companies with the best growth prospects.

Sincerely,

MICHAEL ROMANOWSKI

PORTFOLIO MANAGER

[PIE CHART]
PORTFOLIO COMPOSITION*

Software                                                                         29.42
Short Term Investments                                                           12.02
Computer Hardware                                                                 9.31
Computer Networks                                                                 8.61
Computer Services                                                                 7.53
Business Services                                                                 6.88
Defense Industry                                                                  6.09
Semiconductor                                                                     4.42
Electronics                                                                       3.75
Computer Equipment                                                                2.81
Computer Storage Devices                                                          2.07
Biotechnology                                                                     1.95
Broadcasting                                                                      1.92
Telecommunications Equipment                                                      1.82
Communication Services                                                            1.40

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management
                        ORBITEX EMERGING TECHNOLOGY FUND

Dear Shareholder:

"The U.S. economy showed few signs of renewed growth, particularly on the corporate side, and especially on technology spending."

TOP 10 PORTFOLIO HOLDINGS*

Symantec Corp.                             4.05%
Netscreen Technologies, Inc.               3.37%
Activcard SA Sponsored ADR                 2.52%
Internet Security Systems, Inc.            2.52%
Electronic Arts, Inc.                      2.51%
Kronos, Inc.                               2.45%
National Instruments Corp.                 2.44%
Flextronics International Ltd.             2.36%
Hutchinson Technology, Inc.                2.36%
Qlogic Corp.                               2.35%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

                                                      [Michael Romanowski PHOTO]

INVESTMENT ENVIRONMENT
Technology stocks continued their prolonged slump during the summer and into the September quarter earnings reporting period. The U.S. economy showed few signs of renewed growth, particularly on the corporate side, and especially on technology spending. There were significant earnings shortfalls reported for technology companies in the September quarter, and managements, in general, indicated limited visibility for the earnings outlook for the December quarter. However, technology stocks managed a sharp recovery in the second half of October, as investors were encouraged by the Federal Reserve interest rate cuts and by signs that the economy was finally beginning to improve. In addition, many portfolio managers were underweight in the technology sector, and feared missing a year-end rally in the group.

PORTFOLIO POSITIONING
In this difficult environment for technology stocks, we have looked for pockets of earnings strength within the sector. These include security, storage software, storage area networks, electronic gaming software, disk drive manufacturers, and defense electronics. We remain skeptical of any sustainable rally in the telecommunications sector and have avoided telecom component suppliers and optical related stocks. We also believe that spending on big-ticket software will be slow to come back, so we have under-weighted the enterprise application software area. In addition, we have under-weighted the semiconductor and semiconductor capital equipment stocks, as we do not anticipate any recovery in the cycle until the second half of 2003. As always, our primary focus has been on companies that are introducing new products or services into the marketplace. These types of companies typically have relatively small market capitalization and volatile stock prices.

INVESTMENT OUTLOOK
As the downturn for the technology sector, approaches its third year, the near term outlook remains uncertain. Corporate IT managers remain tight fisted with their spending plans, and seem more concerned with rationalizing the money spent on technology in the late 1990s, as opposed to making significant new investments. That being said the federal government is supplying both fiscal and monetary stimulus in order to get the economy moving again. As the economy gains traction and corporate cash flow improves we would expect to see increased spending on technology, but at this point it remains unclear as to when this will occur. Technology companies, in general, have reduced capacity, brought down inventories, and improved their cost structures over the past several years, so there is substantial earnings leverage in the sector for when it does rebound. Our focus at the Orbitex Emerging Technology Fund is to seek out the most promising areas of technology and to invest in companies with the best growth prospects.

Sincerely,

MICHAEL ROMANOWSKI

PORTFOLIO MANAGER

PORTFOLIO COMPOSITION*
[PIE CHART]

Software                                                                         35.90
Computer Hardware                                                                12.29
Short Term Investments                                                            8.34
Computer Networks                                                                 6.61
Computer Services                                                                 6.14
Aerospace & Defense                                                               5.12
Computer Storage Devices                                                          4.65
Business Services                                                                 4.02
Electronics                                                                       3.81
Semiconductor                                                                     3.65
Telecommunications Equipment                                                      3.02
Biotechnology                                                                     2.09
Healthcare Services                                                               2.02
Broadcasting                                                                      1.92
Communication Services                                                            0.42

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management
                      ORBITEX HEALTH & BIOTECHNOLOGY FUND

Dear Shareholder:

"....new and improved therapies and services are being delivered daily resulting in fairly strong earnings gains. Pricing, a sign of robust demand, remains quite good and should remain positive for the foreseeable future."

TOP 10 PORTFOLIO HOLDINGS*

Pfizer, Inc.                               5.40%
Amgen, Inc.                                5.31%
IDEC Pharmaceuticals Corp.                 4.33%
Caremark RX Inc.                           4.24%
BioMarin Pharmaceutical                    3.88%
Schering-Plough Corp.                      3.70%
Baxter International, Inc.                 3.54%
Mikitor Series F                           3.20%
Wyeth                                      3.12%
Cell Therapeutics, Inc.                    2.95%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

                                                       [Gregory D. Aurand PHOTO]
INVESTMENT ENVIRONMENT
Investors have had a rough ride in 2002, against a backdrop of economic weakness, poor corporate governance and continued repercussions from the war on terror. Economic growth signals have been spotty, forcing the Federal Reserve to reduce short rates to decades-low levels. While the consumer continues to do his part on behalf of the economy, business investment is generally weak as overcapacity in certain segments is slowly reduced. Despite some signs of economic life, investors seem to be much more sensitive to any further signs of corporate malfeasance or mismanagement, more so than any time in the fairly recent past. Company SEC filings are scrutinized more extensively as market players look for clues that point to improving or deteriorating situations, particularly so in areas of legal liability. Since the issuance of Regulation FD (fair disclosure), company-filing disclosures are often the only place that investors can quickly obtain the thoughts of management. Any hint of trouble provokes a quick response, further dampening investor enthusiasm. The general perspective can be euphemistically intoned: The glass is no longer half full, but instead remains half empty.

The lack of economic vitality has not generally impacted healthcare stocks as trends continue favorable in pricing and utilization. However, the "half empty glass" perspective has permeated investor enthusiasm for some healthcare stocks and there is an unwillingness to invest in stocks if investors are not fully satisfied the fundamentals do not contain a hidden problem. While there have been cases of inappropriate corporate management discovered, investor skittishness has for the most part been calmed. One area in particular that has sensitized investors this year is the regulatory and legal bodies' oversight of healthcare companies. Healthcare is indeed a regulated area and news flow, particularly in the services group, has sometimes suggested management wrongdoing and/or misinterpretation of rules and regulations. While there will always be individual cases of poor or even criminal behavior most healthcare companies operate ethically as value-added businesses in a high-demand industry.

Several pieces of good news should benefit drug developers and ultimately patients. The recent reauthorization of PDUFA (Prescription Drug User Fee

Act) by Congress is a positive for pharmaceuticals and biotech firms as it not only should reduce variability in FDA approval timelines but should also instill a greater cooperative working relationship between the FDA and the companies involved. PDUFA places the FDA in a greater consulting role in clinical trial design and ultimately will reduce the chances of major negative surprises for late-stage drug candidates. The expected installation of an FDA commissioner in November after nearly two years without a leader should also help steer the FDA on a more consistent track. Efforts to streamline the FDA approval process were announced and are already underway.

PORTFOLIO POSITIONING

The portfolio continues to target the faster growing areas. Therefore, the relative position in biotechnology stocks has been maintained although exposure to platform genomic and tools companies has been decreased. The portfolio has also focused more on late-stage product development companies where the chances of eventual FDA approval are quite good. The portfolio exposure toward services like hospitals, managed care, and distributors has been increased slightly. We continue to move away from direct exposure to pharmaceuticals, given continued patent and manufacturing issues, but instead have targeted the growth in pharmaceuticals spending through investments in pharmacy benefit managers and pharmaceuticals distributors.

INVESTMENT OUTLOOK

Current negative investor sentiment has accorded lower valuations for healthcare stocks. However, lower valuations are not necessarily a sign of a poor outlook. While much of the promise in advanced healthcare treatments, services and devices remains unfulfilled, new and improved therapies and services are being delivered daily resulting in fairly strong earnings gains. Pricing, a sign of robust demand, remains quite good and should remain positive for the foreseeable future. Budget constraints remain a dampening influence on overall pricing of goods and services but this helps maintain a stable, consistent earnings growth perspective for healthcare stocks rather than creating a highly fluctuating, cyclical outlook to earnings. Pharmaceuticals stocks, coming out of a patents-related and manufacturing trough period, should also see improved valuations. This should be particularly true after the anticipated eventual signing into law of a Medicare Drug Benefit that will likely be based on market pricing mechanisms.

Sincerely,

GREGORY D. AURAND, CFA
PORTFOLIO MANAGER

PORTFOLIO COMPOSITION*
[PIE CHART]

Biotechnology                                                                    32.97
Healthcare Services                                                              22.15
Medical Instruments                                                              16.70
Pharmaceuticals                                                                  12.22
Preferred Stock                                                                   6.15
Short Term Investments                                                            5.15
Specialty Pharmaceuticals                                                         2.54
Genomics                                                                          2.12

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management
                         ORBITEX MEDICAL SCIENCES FUND

Dear Shareholder:

"Biotechnology investor sentiment improved early in the third quarter off the oversold condition as news flow levels increased, suggesting excellent progress in drug pipelines."

TOP 10 PORTFOLIO HOLDINGS*

BioMarin Pharmaceutical, Inc.              8.89%
Amgen, Inc.                                5.57%
CardioDynamics International Corp.         5.44%
Thermo Electron Corp.                      4.55%
IDEC Pharmaceuticals Corp.                 4.21%
Schering-Plough Corp.                      3.67%
Genentech, Inc.                            3.43%
Gilead Sciences, Inc.                      3.15%
CV Therapeutics, Inc.                      3.04%
Cell Therapeutics, Inc.                    2.75%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

                                                       [Gregory D. Aurand PHOTO]

INVESTMENT ENVIRONMENT
In the past six months biotechnology stocks have continued to trade somewhat directionally with the broader NASDAQ Index(1). Concerns over economic outlook, earnings, and corporate governance have weighed on the technology-laden NASDAQ and the concerns, right or wrong, continued to weigh on biotechnology as well.

Biotechnology valuations declined markedly into the third quarter, driven by the usual reduced summer news flow but also by, as a result of investor skittishness, a general "lowering of the valuation bar" for most of the market. Supply imbalances, particularly in the genomic/ platform tools segment were particularly harmful as investors considerably shortened their time horizons in the face of economic uncertainty. The minimal positive news flow, coupled with few new drug approvals during the summer timeframe, and a weak technology sector was a heavy weight for biotechnology stocks to overcome. The biotech sector is much smaller in market capitalization than its technology brethren and the selling pressure exacerbated the price declines. The biotechnology group, it can be argued, was quite oversold by the end of the second quarter.

Biotechnology investor sentiment improved early in the third quarter off the oversold condition as news flow levels increased, suggesting excellent progress in drug pipelines. Second quarter earnings results in July also suggested robust demand for products on the market as utilization of newer therapies increased.

Coming off past poor sentiment over the lack of timely FDA drug approvals, positive news about the eventual confirmation of an FDA commissioner combined with the announced restructuring of the FDA drug approval process also piqued investor interest. The Prescription Drug Users Fee Act, slated for reauthorization by Congress, also helped the outlook for biotech companies.

(1) The NASDAQ Index is a market-value weighted index of all common stocks on NASDAQ which is a computerized system established by the National Association of Securities Dealers to facilitate trading by providing broker/dealers with current bid and ask price quotes on over-the-counter stocks and some listed stocks. An investment cannot be made directly into an index.

Despite the volatility, the overall fundamentals of the biotechnology group remain quite good. Companies continue to make progress in their clinical programs and are also managing their resources better in a hostile capital market environment. While some unprofitable companies face a cash shortage, most companies have sufficient resources to continue to develop their products. For those that face liquidity issues, expected consolidation and merger/acquisitions opportunities should improve the situation. Some companies, like Gilead Sciences (3.12%), are becoming profitable and cash flow positive and are likely to expand their product pipeline without substantial need to tap the equity markets.

PORTFOLIO POSITIONING
As a portfolio dedicated to biotechnology offerings, the Medical Sciences portfolio can expect to be above average in volatility. In some cases, the volatility is not related to the fundamentals of the biotechnology sector. As such, however, the portfolio remains focused on investments in continually improving biotechnology product stocks to take best advantage of the fundamental high growth possibilities. Investments are targeted toward product companies that are believed to generally offer excellent sustainable earnings growth over the next 2-5 years. In our view, companies, like genomic database or platform tools companies, that face competitive or commodity-priced threats to earnings growth do not offer the best return in the long run. Rather, we believe investors will continue to favor biotechnology companies that offer improvements to existing therapeutics where demand is strongest.

INVESTMENT OUTLOOK
Current negative investor sentiment has accorded lower valuations for healthcare stocks. However, lower valuations are not necessarily a sign of poor outlook. While much of the promise in advanced healthcare treatments, services and devices remains unfulfilled, new and improved therapies and services are being delivered daily resulting in fairly strong earnings gains. Pricing, a sign of robust demand, remains quite good and should remain positive for the foreseeable future. Budget constraints remain a dampening influence on overall pricing of goods and services but this helps maintain a stable, consistent earnings growth perspective for healthcare stocks rather than creating a highly fluctuating, cyclical outlook to earnings. Pharmaceuticals stocks, coming out of a patents-related and manufacturing trough period, should also see improved valuations. This should be particularly true after the eventual signing into law of a Medicare Drug Benefit that will likely be based on market pricing mechanisms.

Sincerely,

GREGORY D. AURAND, CFA

PORTFOLIO MANAGER

PORTFOLIO COMPOSITION*
[PIE CHART]

Biotechnology                                                                    53.72
Medical Instruments                                                              16.83
Short Term Investments                                                            9.06
Pharmaceuticals                                                                   8.59
Specialty Pharmaceuticals                                                         5.18
Healthcare Services                                                               4.83
Genomics                                                                          1.79

 * Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management
                     ORBITEX ENERGY & BASIC MATERIALS FUND

Dear Shareholder:

".....with the weak dollar, signs of an improving U.S. economy and the potential for war in the Middle East, we believe the outlook is improving for energy and basic material stocks."

TOP 10 PORTFOLIO HOLDINGS*

Ispat International NV                     7.17%
Diamond Offshore Drilling                  4.39%
Valero Energy Corp.                        3.94%
ChevronTexaco Corp.                        3.79%
Apache Corp.                               3.79%
Exxon Mobil Corp.                          3.77%
Global SantaFe Corp.                       3.35%
PPG Industries, Inc.                       3.29%
Cooper Cameron Corp.                       3.26%
Alcoa, Inc.                                3.09%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

INVESTMENT ENVIRONMENT
After avoiding the ongoing equity market slump for most of this year, energy and basic material stocks capitulated and sold off sharply in September and early October. This sell-off reflected fears of a global economic slowdown, as the U.S. economy remained stubbornly sluggish, and Europe and Asia materially slowed down. Investors perceived this lack of growth as a negative reflection on demand for energy and basic materials and sold off the stocks accordingly. In addition, despite high prices, oil-drilling activity slowed during the summer, reflecting U.K tax law changes and the reluctance of the major exploration and production companies to take on meaningful new projects. However, with the weak dollar, signs of an improving U.S. economy and the potential for war in the Middle East, we believe the outlook is improving for energy and basic material stocks.

PORTFOLIO POSITIONING
During the last six months we have reduced the Fund's holdings in basic material stocks. Although we maintain a significant position in ISPA International (7.18%), the world's eighth largest steel producer, we shifted our exposure to energy over the last six months. Oil and natural gas prices remain stubbornly high and production, particularly for natural gas remains low. Energy companies are seeing improved cash flow, and we believe they will begin to deploy their cash into drilling projects. In addition, there remains the potential for a protracted conflict in the Middle East. We have boosted our oil services and drillers holdings, in particular those with some natural gas exposure.

INVESTMENT OUTLOOK
Oil and gas prices remain quite high despite the relatively weak global economic climate. No doubt the threat of war with Iraq has added a "war premium" to energy prices, and investors may have been reluctant to own energy stocks in the face of that premium disappearing. However, should the situation in the Middle East resolve itself quickly and energy prices fall to more normal levels, then a pick-up in energy related activity is likely. The lower energy prices would also act as a tax cut helping to stimulate economic growth. Should the situation in the Middle East drag on and energy prices remain high, then the cash flows for energy companies will remain very strong.

Sincerely,

ORBITEX MANAGEMENT, INC.

PORTFOLIO COMPOSITION*
[PIE CHART]

Oil Production                                                                   30.77
Oil Service                                                                      22.26
Short Term Investments                                                           17.56
Base Metals                                                                      16.99
Natural Gas                                                                       6.46
Chemicals                                                                         3.29
Paper & Paper Products                                                            2.67

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management
                        ORBITEX FINANCIAL SERVICES FUND

Dear Shareholder:

"As the economy shows signs of strengthening, we believe that financial services should perform well and we look forward to updating you on the changes in the portfolio as our sectors evolve."

TOP 10 PORTFOLIO HOLDINGS*

Citigroup, Inc.                            4.84%
Marsh & McClennan Cos., Inc.               4.56%
Ambac Financial Group, Inc.                4.47%
Washington Mutual, Inc.                    4.39%
Wells Fargo & Co.                          4.35%
American International Group, Inc.         4.31%
American Capital Strategies, Inc.          4.30%
MBNA Corp.                                 4.04%
Banknorth Group, Inc.                      3.95%
Investors Financial Services Corp.         3.70%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

                                                         [Lanny Thorndike PHOTO]
INVESTMENT ENVIRONMENT
The six-month period from May through October was punctuated by a broad market sell-off this summer beginning in July. At the time of this writing, the market has recovered some of this summer's decline but still faces uncertainty about: the U.S. Economy, international issues and the threat of war. Within the financial services industry, the ongoing investigations by the New York State Attorney General's office on investment banking and research weigh heavily on many Wall Street firms.

November saw the Federal Reserve's first rate cut in 2002. The market welcomed the reduction of 50 basis points from 1 3/4% to 1 1/4% and the results of the elections in November have delivered the administration a Republican majority in both houses. The impact of this will be seen in the upcoming months and years. The Fund's performance has been largely in line with the overall market. We had contributions from our investments in: health care services, smaller regional banks, ratings agencies, re-insurance and insurance brokers. Consumer finance, processing companies and broker-related money center banks saw some declines.

We believe that looking forward we will see a choppy market that should favor our orientation as stock pickers. As many Wall Street firms retrench and investment research becomes more independent, we feel our "hands on" approach to visiting companies and pouring over balance sheets will be rewarded. As the economy shows signs of strengthening, we believe that financial services should perform well and we look forward to updating you on the changes within the portfolio as our sectors evolve.

PORTFOLIO POSITIONING
At this time our strategy has focused the portfolio on the leaders in many of the areas we feel are attractive. In market downturns we can often pick-up leaders at "laggard" prices. Our top ten holdings reflect some of that thinking. Our selection within the regional banks has been with an eye towards strong balance sheets, profitability and limited lending exposure. We are still seeing strong premium growth from property-casualty insurers, which should translate into earnings growth for our insurance holdings through 2004.

INVESTMENT OUTLOOK
We are visiting many companies this fall that we feel are not well covered by industry research departments. This type of fundamental research (albeit "old fashion") has provided us with what we feel is a unique insight into companies. We continue to focus on "Return-on-Equity" (ROE) as a key metric when researching new companies and reviewing our current holdings. During difficult markets we believe that those companies that historically have high-quality and sustainable earnings are best positioned to succeed in today's uncertain market and potentially benefit our shareholders as the economic recovery takes hold over the next several months.

Sincerely,

LANNY THORNDIKE
PORTFOLIO MANAGER

CENTURY CAPITAL MANAGEMENT, INC.

PORTFOLIO COMPOSITION*
[PIE CHART]

Banks - Regional                                                                 18.61
Insurance - Property/Casualty                                                    20.74
Banks - Money Centers                                                            11.56
Insurance - Life/Health                                                           7.70
Business Services                                                                 7.16
Insurance Brokerage                                                               6.82
Healthcare Service                                                                6.73
Consumer Finance                                                                  5.36
Insurance - Specialty                                                             4.47
Banks - Savings & Loans                                                           4.38
Brokerage Services                                                                3.70
Investment Management/Advisory Services                                           2.77

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management  ORBITEX FOCUS 30 FUND

Dear Shareholder:

"In this difficult environment for the stock market, we have focused on companies with relative earnings stability, solid market share, and well known brand recognition..."

TOP 10 PORTFOLIO HOLDINGS*

Procter & Gamble Co.                       6.28%
Wal-Mart Stores, Inc.                      5.84%
Johnson & Johnson                          5.78%
Microsoft Corp.                            5.72%
Exxon Mobil Corp.                          5.68%
Merck & Co., Inc.                          5.40%
United Technologies Corp.                  5.20%
Minnesota Mining & Manufacturing Co.       5.07%
International Business Machines Corp.      4.32%
Philip Morris Cos., Inc.                   4.28%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

INVESTMENT ENVIRONMENT
The stock market continued its prolonged slump during the summer and into the September quarter earnings reporting period. The U.S. economy showed few signs of renewed growth, particularly on the corporate side, with only consumer spending keeping things going. In addition to a sluggish economy, there remain the ongoing concerns about additional terrorist attacks, issues with corporate governance, i.e. Enron and WorldCom etc., and still relatively high stock valuations considering the lack of earnings visibility in most growth sectors. However, the stock market managed a sharp recovery in the second half of October, as investors were encouraged by the Federal Reserve interest rate cuts and by signs that the economy was finally beginning to improve.

PORTFOLIO POSITIONING
In this difficult environment for the stock market, we have focused on companies with relative earnings stability, solid market share, and well-known brand recognition, such as Phillip Morris (4.07% of net assets) and Johnson & Johnson (5.50% of net assets). We believe companies like this will continue to attract investor interest even during the current period of uncertainty. We have modestly added to the technology weighting, and will continue to monitor this sector for signs of improvement.

INVESTMENT OUTLOOK
With interest rates at 40-year lows and with the budget now at a deficit, the federal government is supplying both fiscal and monetary stimuli in order to get the economy moving again. Both corporations and consumers have had the chance to improve their liquidity, witness the record home re-financings. At some point this should cause the economy to improve. As the economy gains traction, investors will gravitate towards more aggressive areas of the stock market, i.e. high growth. We will be focused on this potential change, and will seek to provide our investors with the best risk adjusted returns.

Sincerely,

ORBITEX MANAGEMENT, INC.

PORTFOLIO COMPOSITION*
[PIE CHART]

Capital Goods                                                                    19.92
Consumer Staples                                                                 14.17
Healthcare                                                                       13.98
Consumer Cyclicals                                                               12.34
Technology                                                                       11.56
Financial                                                                        10.18
Basic Materials                                                                   8.81
Energy                                                                            5.68
Communication Services                                                            3.36

A concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Funds whose investments are concentrated in a specific industry or sector are subject to a higher degree of risk than funds whose investments are diversified, and may not be suitable for all investors.

Letter from Fund Management   ORBITEX GROWTH FUND

Dear Shareholder:

"As the economy gains traction, investors will gravitate toward more aggressive areas of the stock market, i.e. high growth. While we remain somewhat prudent at this time, we will be focused on this potential change, and will seek to provide our investors with the best risk adjusted returns."

TOP 10 PORTFOLIO HOLDINGS*

Ispat International NV                     6.90%
Wells Fargo & Co.                          4.19%
Marsh & Mclennan Cos., Inc.                4.15%
Citigroup, Inc.                            3.69%
Clear Channel Communications, Inc.         3.54%
American International Group, Inc.         4.29%
Fiserv, Inc.                               3.37%
Intuit, Inc.                               3.27%
Allied Capital Corp.                       2.84%
Cox Radio, Inc. Class A                    2.45%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

INVESTMENT ENVIRONMENT
The stock market continued its prolonged slump during the summer and into the September quarter earnings reporting period. The U.S. economy showed few signs of renewed growth, particularly on the corporate side, with only consumer spending keeping things going. In addition to a sluggish economy, there remain the ongoing concerns about additional terrorist attacks, issues with corporate governance, i.e. Enron and WorldCom etc., and still relatively high stock valuations considering the lack of earnings visibility in most growth sectors. However, the stock market managed a sharp recovery in the second half of October, as investors were encouraged by the Federal Reserve interest rate cuts and by signs that the economy was finally beginning to improve.

PORTFOLIO POSITIONING
In this difficult environment for the stock market, we have looked for areas of relative earnings strength and stability. These include Health Care, particularly pharmaceuticals and hospital suppliers, Financials, especially insurance related as the pricing cycle has improved substantially, and Broadcasting, most notably in radio where earnings look to be improving. Late in the period we also took up the Technology weighting, as the long slump in this area showed early signs of abating. We have relatively modest weightings in Energy and Consumer Services.

INVESTMENT OUTLOOK
With interest rates at 40-year lows and with the budget now at a deficit, the federal government is supplying both fiscal and monetary stimuli in order to get the economy moving again. Both corporations and consumers have had the chance to improve their liquidity, witness the record home re-financings. At some point this should cause the economy to improve. As the economy gains traction, investors will gravitate toward more aggressive areas of the stock market, i.e. high growth. We will be focused on this potential change, and will seek to provide our investors with the best risk adjusted returns.

Sincerely,

ORBITEX MANAGEMENT, INC.

PORTFOLIO COMPOSITION*
[PIE CHART]

Healthcare & Biotechnology                                                       28.57
Financial Services                                                               15.19
Insurance                                                                        11.95
Basic Materials                                                                   8.63
Broadcasting                                                                      7.93
Software                                                                          6.32
Business Services                                                                 5.93
Computer Equipment                                                                4.15
Telecommunications                                                                3.44
Aerospace & Defense                                                               2.83
Media                                                                             2.33
Oil & Gas Services                                                                1.07
Computer Hardware                                                                 0.81
Electronics                                                                       0.68
Auto Parts                                                                        0.17

* Based on total investment value of the Fund as of 10/31/02. Compositions are subject to change.

Letter from Fund Management
                ORBITEX CATERPILLAR MID CAP RELATIVE VALUE FUND

Dear Shareholder:

"Mid-cap value stocks in particular have provided above-average dividend yields and a greater degree of earnings stability for investors..."

TOP 10 PORTFOLIO HOLDINGS*

Compass Bancshares, Inc.                   3.50%
Shaw Group, Inc.                           3.00%
Lincoln National Corp.                     2.76%
Comerica, Inc.                             2.64%
Cambrex Corp.                              2.60%
Best Buy, Inc.                             2.57%
Ivax Corp.                                 2.33%
Cinergy Corp.                              2.31%
Protective Life Corp.                      2.28%
Partnerre Ltd.                             2.25%

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual securities.

* Based on total investment value of the Fund as of 10/31/02.

INVESTMENT ENVIRONMENT
The last six months have been a very difficult period for stocks in general and the mid-cap sector is no exception. Mid-cap stocks outperformed large-cap stocks by a wide margin early in 2002, but their lead diminished afterward. We believe this trend reversal was primarily due to a strong October recovery for equities in which the performance of mid-cap companies failed to keep up with the largest technology companies.

In an investment environment filled with concern over the future of consumer spending and the economy, the mid-cap sector has been considered a slightly more defensive area of the market. Mid-cap value stocks in particular have provided above-average dividend yields and a greater degree of earnings stability for investors, outperforming mid-cap growth stocks throughout the six-month period.

PORTFOLIO POSITIONING
We believe mid-cap stocks remain very attractive investments considering current valuation levels and expected earnings growth rates. For the most part, these companies are in very good financial shape and not highly leveraged. We also believe that mid-caps are not only a defensive play, but can provide a very nice stream of earnings and cash flow as the economy recovers.

In addition to other holdings, the Fund contains a diversified assortment of companies in the chemical, paper, energy and manufacturing industries, providing exposure to a good cross-section of the economy. Inventory levels are very low in the industrial and manufacturing industries; in our opinion, companies in this sector may enjoy a swift and significant recovery with any kind of rebound in the economy.

We also believe the retail and consumer sectors have been unduly beaten down and now have some very attractive valuations. To this point we have taken positions in a number of retail and restaurant companies.

We have also taken positions in a number of companies that provide semiconductors and manufacturing capabilities to various technology and non-technology related industries. While past performance is no guarantee of future results, past price recoveries in these stocks have led actual earnings recoveries by six to nine months.

We continue to invest in companies we believe to be undervalued and capable of providing excellent returns over several years. Companies that have Demonstrated that they can maneuver through an economic decline are likely to be stronger companies as the next business cycle begins. Companies with positive cash flow, strong balance sheets, and good growth prospects continue to be at the forefront of our investment strategy.

INVESTMENT OUTLOOK
We believe mid-sized stocks have a place in every portfolio. Mid-caps may not have the name recognition of other, larger companies, but we believe they will provide equal amounts of growth--from a much more attractive valuation level. In addition, we believe mergers and acquisitions involving mid-sized companies are likely as the economy recovers. In our opinion, mid-caps may enjoy a faster pick-up in earnings as the U.S. leads a global economic recovery. (Compared to larger companies, mid-size companies depend more on U.S. activity for their earnings.)

We believe the economy is in transition, and that no one can accurately predict the timing of the upturn or how rapidly the upturn will take place. We continue to position the Fund for future growth and believe the companies we hold may fully participate in an economic rebound.

Sincerely,

KEITH YODER
PORTFOLIO MANAGER

CATERPILLAR INVESTMENT MANAGEMENT, LTD.

PORTFOLIO COMPOSITION -- CATERPILLAR MID CAP RELATIVE VALUE FUND*
[PIE CHART]

Financials                                                                       15.48
Retail                                                                           12.48
Healthcare & Biotechnology                                                       10.45
Insurance                                                                         9.24
Utilities                                                                         5.81
Semiconductor                                                                     5.74
Chemicals                                                                         4.83
Computer Software                                                                 4.56
Basic Materials                                                                   4.18
Capital Goods                                                                     3.90
Auto Parts & Transportation                                                       3.54
Restaurants                                                                       3.32
Real Estate Investment Trusts                                                     3.29
Computer Hardware                                                                 2.54
Oil Production                                                                    2.19
Manufacturing & Processing                                                        2.14
Scientific and Technical Equipment                                                1.76
Electronic Equipment                                                              1.51
Apparel Manufacturers                                                             1.30
Advertising Agencies                                                              0.93
Business Services                                                                 0.81

All holdings as of 10/31/02. Portfolio holdings subject to change and should not be considered a recommendation to buy individual mutual funds.

* Based on total investment value of the Fund as of 10/31/02.

      28                                 ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Shares      Market Value
------------------------------------------------------------------------------------------
COMMON STOCKS--87.67%
AEROSPACE & DEFENSE INDUSTRY--6.07%
Alliant Techsystems, Inc. (a)                                     11,950         $718,793
Invision Technologies, Inc. (a)+                                  16,900          598,429
Northrop Grumman Corp.+                                            4,000          412,520
                                                                              -----------
                                                                                1,729,742
                                                                              -----------
BIOTECHNOLOGY--1.94%
Myriad Genetics, Inc. (a)+                                        30,600          552,636
                                                                              -----------
BROADCASTING--1.92%
USA Interactive, Inc. (a)+                                        21,600          546,264
                                                                              -----------
BUSINESS SERVICES--6.85%
Concord Efs, Inc. (a)                                             37,700          538,356
Mantech International Corp. Class A (a)                           34,000          841,500
Sungard Data Systems, Inc. (a)                                    25,800          571,986
                                                                              -----------
                                                                                1,951,842
                                                                              -----------
COMMUNICATION SERVICES--1.40%
Harris Corp.                                                       9,800          258,524
Ubiqitel, Inc. (a)+                                              302,933          139,349
                                                                              -----------
                                                                                  397,873
                                                                              -----------
COMPUTER HARDWARE--9.27%
Flextronics International Ltd. (a)                                69,200          578,512
Mentor Graphics Corp. (a)                                         57,300          543,949
National Instruments Corp. (a)                                    23,748          681,330
Netscreen Technologies, Inc. (a)+                                 63,600          837,612
                                                                              -----------
                                                                                2,641,403
                                                                              -----------
COMPUTER EQUIPMENT--2.80%
Dell Computer Corp. (a)                                           27,900          798,219
                                                                              -----------
COMPUTER NETWORKS--8.58%
Cisco Systems, Inc. (a)                                           50,400          563,472
Emulex Corp. (a)                                                  31,600          567,220
Network Associate, Inc. (a)                                       42,075          668,572
Qlogic Corp. (a)+                                                 18,500          643,985
                                                                              -----------
                                                                                2,443,249
                                                                              -----------
COMPUTER SERVICES--7.50%
Affiliated Computer Services, Inc. (a)                            10,500          483,525
CACI International, Inc. (a)                                      14,300          585,013
Micros Systems, Inc. (a)                                          22,300          462,948
Overture Services, Inc. (a)                                       22,000          605,660
                                                                              -----------
                                                                                2,137,146
                                                                              -----------
COMPUTER STORAGE DEVICES--2.06%
Western Digital Corp. (a)                                         94,900          587,431
                                                                              -----------
ELECTRONICS--3.74%
Imation Corp. (a)                                                 11,200          458,304
Sypris Solutions, Inc.                                            57,481          606,999
                                                                              -----------
                                                                                1,065,303
                                                                              -----------
SEMICONDUCTOR--4.41%
Intel Corp.                                                       34,600          598,580
Microchip Technology, Inc.                                        26,900          656,360
                                                                              -----------
                                                                                1,254,940
                                                                              -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                 29
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares/
                                                              Principal
                                                              Amount($)       Market Value
------------------------------------------------------------------------------------------
SOFTWARE--29.31%
Adobe Systems, Inc.                                               18,900         $446,796
Business Objects SA Sponsered ADR (a)+                            42,400          631,760
Cognizant Technology Solutions CRP (a)+                            9,600          635,232
Electronic Arts, Inc. (a)                                          9,200          599,104
Infosys Technologies Ltd. Sponsered ADR+                           7,400          529,470
Internet Security Systems, Inc.                                   40,100          740,246
Intuit, Inc. (a)                                                  13,744          713,588
Kronos, Inc. (a)                                                  18,900          672,840
Legato Systems, Inc. (a)                                         167,100          608,244
Mercury Interactive Corp. (a)                                     19,700          519,489
Microsoft Corp. (a)                                               15,900          850,173
Symantec Corp. (a)                                                25,000        1,000,000
THQ, Inc. (a)+                                                    27,700          400,542
                                                                              -----------
                                                                                8,347,484
                                                                              -----------
TELECOMMUNICATIONS EQUIPMENT--1.82%
Qualcomm, Inc.                                                    15,000          517,800
                                                                              -----------
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $24,226,009)                                         24,971,332
------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
NETWORKING PRODUCTS--0.0%
U.S. Wireless Data, Inc. Warrants, expire 3/17/07 (cost $0)
  (a) (b)                                                        125,000               --
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--11.96%
COMMERCIAL PAPER--11.96%
Exxon Mobil Corp., due 11/1/02 (cost $3,407,151)              $3,407,151        3,407,151
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $27,633,160)--99.63%                                  $28,378,483
------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.37%                                              106,360
------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $28,484,843
==========================================================================================

 +   All or a portion of the security is on loan (Note 8).
(a)  Denotes non-income producing security.
(b) Private placement security that has been fair valued under the direction of the Board of Trustees. Security is restricted as to sale and deemed illiquid.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      30                                        ORBITEX EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Shares      Market Value
------------------------------------------------------------------------------------------
COMMON STOCKS--90.87%
AEROSPACE & DEFENSE--5.07%
Invision Technologies, Inc. (a)                                    5,100      $   180,591
Northrop Grumman Corp.                                             1,200          123,756
Veridian Corp. (a)                                                 5,000          119,800
                                                                              -----------
                                                                                  424,147
                                                                              -----------
BIOTECHNOLOGY--2.07%
Myriad Genetics, Inc. (a)                                          9,600          173,376
                                                                              -----------
BROADCASTING--1.90%
USA Interactive, Inc. (a)                                          6,300          159,327
                                                                              -----------
BUSINESS SERVICES--3.99%
Sungard Data Services, Inc. (a)                                    7,700          170,709
Concord Efs, Inc. (a)                                             11,400          162,792
                                                                              -----------
                                                                                  333,501
                                                                              -----------
COMMUNICATION SERVICES--0.42%
Ubiquitel, Inc. (a)                                               76,545           35,211
                                                                              -----------
COMPUTER HARDWARE--12.19%
Flextronics International Ltd. (a)                                23,400          195,624
Mentor Graphics Corp. (a)                                         17,200          163,279
National Instruments Corp. (a)                                     7,052          202,322
Netscreen Technologies, Inc. (a)                                  21,200          279,204
Pinnacle Systems, Inc. (a)                                        15,000          178,350
                                                                              -----------
                                                                                1,018,779
                                                                              -----------
COMPUTER NETWORKS--6.55%
Emulex Corp. (a)                                                   9,100          163,345
Network Associates, Inc. (a)                                      11,940          189,726
Qlogic Corp. (a)                                                   5,600          194,936
                                                                              -----------
                                                                                  548,007
                                                                              -----------
COMPUTER SERVICES--6.09%
CACI International, Inc. (a)                                       4,600          188,186
Micros Systems, Inc. (a)                                           6,700          139,092
Overture Services, Inc. (a)                                        6,600          181,698
                                                                              -----------
                                                                                  508,976
                                                                              -----------
COMPUTER STORAGE DEVICES--4.61%
Hutchinson Technology, Inc. (a)                                    9,400          195,426
Western Digital Corp. (a)                                         30,700          190,033
                                                                              -----------
                                                                                  385,459
                                                                              -----------
ELECTRONICS--3.78%
Imation Corp. (a)                                                  3,400          139,128
Sypris Solutions, Inc. (a)                                        16,719          176,553
                                                                              -----------
                                                                                  315,681
                                                                              -----------
HEALTHCARE SERVICES--2.00%
Vital Images, Inc. (a)                                            24,600          167,280
                                                                              -----------
SEMICONDUCTOR--3.62%
Entegris, Inc. (a)                                                13,600          117,096
Microchip Technology, Inc.                                         7,600          185,440
                                                                              -----------
                                                                                  302,536
                                                                              -----------
SOFTWARE--35.59%
Activcard SA Sponsered ADR (a)                                    26,600          208,810
Adobe Systems, Inc.                                                5,400          127,656
Altiris, Inc. (a)                                                 13,800          178,434
Business Objects SA Sponsered ADR (a)                             13,000          193,700
Cognizant Tech Solutions CRP (a)                                   2,900          191,893
Documentum, Inc. (a)                                               9,100          132,951

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX EMERGING TECHNOLOGY FUND                                        31
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares/
                                                              Principal
                                                              Amount($)       Market Value
------------------------------------------------------------------------------------------
SOFTWARE--35.59% (CONTINUED)
Electronic Arts, Inc. (a)                                          3,200      $   208,384
Internet Security Systems, Inc.                                   11,300          208,598
Kronos, Inc. (a)                                                   5,700          202,920
Legato Systems, Inc. (a)                                          47,300          172,172
Macromedia, Inc. (a)                                              15,800          177,118
Mercury Interactive Corp. (a)                                      5,600          147,672
Rational Software Corp. (a)                                       25,100          166,162
Scansoft, Inc. (a)                                                16,200           74,844
Symantec Corp. (a)                                                 8,400          336,000
Systems & Computer Tech Corp. (a)                                 13,600          128,112
THQ, Inc. (a)                                                      8,300          120,018
                                                                              -----------
                                                                                2,975,444
                                                                              -----------
TELECOMMUNICATIONS EQUIPMENT--2.99%
Foundry Networks, Inc. (a)                                        13,400           94,738
Qualcomm, Inc. (a)                                                 4,500          155,340
                                                                              -----------
                                                                                  250,078
                                                                              -----------
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $7,598,425)                                           7,597,802
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--8.27%
COMMERCIAL PAPER--8.27%
Exxon Mobil Corp., due 11/1/02 (cost $691,030)                $  691,030          691,030
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $8,289,455)--99.14%                                   $ 8,288,832
------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.86%                                               72,233
------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $ 8,361,065
==========================================================================================

(a)  Denotes non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      32                                     ORBITEX HEALTH & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Shares      Market Value
------------------------------------------------------------------------------------------
COMMON STOCKS--89.51%
BIOTECHNOLOGY--33.27%
Abgenix, Inc. (a)                                                106,698      $   725,546
Amgen Inc. (a) (b)                                               107,323        4,996,959
ArQule Inc. (a)                                                   69,469          398,752
BioMarin Pharmaceutical, Inc. (a)                                565,906        3,650,093
BioMarin Pharmaceutical, Inc.--Warrants (a)                       41,269               --
Cell Genesys, Inc. (a)+                                          197,236        2,065,061
Cell Therapeutics, Inc. (a)+                                     449,650        2,778,837
Cubist Pharmaceuticals, Inc. (a)                                  69,370          448,130
CV Therapeutics, Inc. (a)+                                        60,500        1,452,000
Gilead Sciences, Inc. (a)                                         24,643          856,098
IDEC Pharmaceuticals Corp. (a)+                                   88,518        4,073,598
ImmunoGen, Inc. (a)                                               60,523          194,279
MedImmune, Inc. (a)                                               74,100        1,893,255
NPS Pharmaceuticals, Inc. (a)+                                    54,111        1,405,804
Protein Design Labs, Inc. (a)                                    226,160        1,877,128
Telik, Inc. (a)                                                  117,640        1,735,190
Transkaryotic Therapies, Inc. (a)+                                92,667        1,078,644
Versicor, Inc. (a)+                                               65,500          720,500
XOMA Ltd. (a)                                                    119,575          689,948
                                                                              -----------
                                                                               31,039,822
                                                                              -----------
GENOMICS--2.14%
Applied Molecular Evolution, Inc. (a)                            155,796          448,692
Millennium Pharmaceuticals, Inc. (a)                             187,700        1,396,488
Variagenics, Inc. (a)                                            136,770          147,712
                                                                              -----------
                                                                                1,992,892
                                                                              -----------
HEALTHCARE SERVICES--22.36%
Advance PCS (a)                                                   93,300        2,341,830
Cardinal Health, Inc.                                             29,900        2,069,379
Caremark Rx, Inc. (a) (b)                                        225,300        3,987,810
Health Management Associates, Inc. Class A                       139,000        2,657,680
HEALTHSOUTH Corp. (a)                                            335,888        1,461,113
Laboratory Corp. of America Holdings (a)                          50,412        1,214,929
McKesson HBOC, Inc.                                               61,000        1,818,410
Omnicare, Inc.                                                    69,040        1,500,239
Province Healthcare Co. (a)                                      193,357        2,523,309
Tenet Healthcare Corp. (a)                                        44,600        1,282,250
                                                                              -----------
                                                                               20,856,949
                                                                              -----------
MEDICAL INSTRUMENTS--16.85%
Baxter International, Inc.                                       133,300        3,335,166
Beckman Coulter, Inc.                                             25,800          718,530
Boston Scientific Corp. (a)                                       39,600        1,490,148
CardioDynamics International Corp. (a)                           229,350          665,115
Ciphergen Biosystems, Inc. (a)                                    61,100          179,023
Interpore International, Inc. (a)                                152,800          893,880
Invitrogen Corp. (a)                                              90,000        2,503,800
Medtronic, Inc.                                                   59,462        2,663,898
Orchid Biosciences, Inc. (a)                                      51,850           26,962
Orthofix International NV (a)+                                    47,200        1,198,880
Thermo Electron Corp. (a)                                        111,418        2,048,977
                                                                              -----------
                                                                               15,724,379
                                                                              -----------
PHARMACEUTICALS--12.33%
Pfizer Inc.                                                      159,950        5,081,613
Schering-Plough Corp.                                            163,300        3,486,455
Wyeth                                                             87,700        2,937,950
                                                                              -----------
                                                                               11,506,018
                                                                              -----------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX HEALTH & BIOTECHNOLOGY FUND                                     33
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares/
                                                              Principal
                                                              Amount($)       Market Value
------------------------------------------------------------------------------------------
SPECIALTY PHARMACEUTICALS--2.56%
Alkermes Corp. (a)                                                83,975      $   774,250
Enzon, Inc. (a)                                                   83,404        1,618,038
                                                                              -----------
                                                                                2,392,288
                                                                              -----------
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $124,923,200)                                        83,512,348
------------------------------------------------------------------------------------------
PREFERRED STOCKS--6.20%
BIOTECHNOLOGY--6.20%
Aderis Pharmaceuticals, Inc. (a) (c)                             362,640        2,400,679
Mitokor Series F (a) (c)                                         401,335        3,010,012
Vitagen Inc. Series C (a) (c)                                  2,500,000          375,000
------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (cost $8,410,015)                                        5,785,691
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--5.20%
COMMERCIAL PAPER--5.20%
Exxon Mobil, due 11/1/02 (cost $4,847,215)                    $4,847,215        4,847,215
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $138,180,430)--100.91%                                $94,145,254
------------------------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS--(0.91)%                                           (851,457)
------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $93,293,797
==========================================================================================

 +   All or a portion of the security is on loan (Note 8).
(a)  Denotes non-income producing security.
(b) All or a portion of this security is segregated as collateral for short sales.
(c) Private placement security that has been fair valued under the direction of the Board of Trustees. Security is restricted as to sale and deemed illiquid.

                                                              Shares      Market Value
--------------------------------------------------------------------------------------
SHORT SALES (a)
MEDICAL INSTRUMENTS
Zimmer Holdings, Inc. (Proceeds--$2,363,325)                  59,700      $  2,460,834
======================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      34                                           ORBITEX MEDICAL SCIENCES FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                Shares      Market Value
----------------------------------------------------------------------------------------
COMMON STOCKS--89.46%
BIOTECHNOLOGY--52.85%
Abgenix, Inc. (a)                                               33,691      $    229,099
Amgen, Inc. (a)                                                 10,100           470,256
BioMarin Pharmaceitical, Inc. (a)                              116,403           750,799
BioMarin Pharmaceuticals, Inc.--Warrants (a)                    17,460                --
Cell Genesys, Inc. (a)                                          20,056           209,986
Cell Therapeutics, Inc. (a)                                     37,520           231,874
Cubist Pharmaceuticals, Inc. (a)                                30,400           196,384
CV Therapeutics, Inc. (a)                                       10,700           256,800
Diversa Corp. (a)                                               20,000           194,400
Exelixis, Inc. (a)                                              20,000            98,800
Genentech, Inc. (a)                                              8,500           289,765
Gilead Sciences, Inc. (a)                                        7,657           266,004
IDEC Pharmaceuticals Corp. (a)                                   7,717           355,136
ImmunoGen, Inc. (a)                                             14,231            45,682
iShares NASDAQ Biotech Index (a)*                                2,200           112,420
Medarex Inc. (a)                                                16,400            65,108
Medimmune, Inc. (a)                                              6,320           161,476
NPS Pharmaceuticals, Inc. (a)                                    4,572           118,781
Protein Design Labs, Inc. (a)                                   20,716           171,943
Telik, Inc. (a)                                                 10,521           155,185
Transkaryotic Therapies, Inc. (a)                                8,100            94,284
Versicor, Inc. (a)                                               5,700            62,700
                                                                            ------------
                                                                               4,536,882
                                                                            ------------
GENOMICS--1.76%
Human Genome Sciences, Inc. (a)                                  3,077            30,062
Millennium Pharmaceuticals, Inc. (a)                            16,257           120,952
                                                                            ------------
                                                                                 151,014
                                                                            ------------
HEALTHCARE SERVICES--4.76%
AdvancePCS (a)                                                   8,300           208,330
HEALTHSOUTH Corp. (a)                                           21,600            93,960
Laboratory Corp of America Holdings (a)                          4,400           106,040
                                                                            ------------
                                                                                 408,330
                                                                            ------------
MEDICAL INSTRUMENTS--16.56%
Beckman Coulter, Inc.                                            2,200            61,270
Boston Scientific Corp. (a)                                      3,400           127,942
CardioDynamics International Corp. (a)                         158,300           459,070
Ciphergen Biosystems, Inc. (a)                                     400             1,172
Interpore International, Inc. (a)                               13,500            78,975
Invitrogen Corp. (a)                                             7,800           216,996
Orthfix International NV (a)                                     3,600            91,440
Thermo Electron Corp. (a)                                       20,900           384,351
                                                                            ------------
                                                                               1,421,216
                                                                            ------------
PHARMACEUTICALS--8.44%
Pfizer, Inc.                                                     5,800           184,266
Schering-Plough Corp.                                           14,500           309,575
Wyeth                                                            6,900           231,150
                                                                            ------------
                                                                                 724,991
                                                                            ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX MEDICAL SCIENCES FUND                                           35
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares/
                                                              Principal
                                                              Amount($)      Market Value
-----------------------------------------------------------------------------------------
SPECIALTY PHARMACEUTICALS--5.09%
Enzon, Inc. (a)                                                  6,196       $    120,202
SangStat Medical Corp. (a)                                      10,000            186,600
Zymogenetics, Inc. (a)                                          15,000            130,200
                                                                             ------------
                                                                                  437,002
                                                                             ------------
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $13,492,386)                                          7,679,435
-----------------------------------------------------------------------------------------
SHORT TERM INVESTMENT--8.91%
COMMERCIAL PAPER--8.91%
Exxon Mobil, due 11/1/02 (cost $765,034)                      $ 765,034           765,034
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $14,257,420)--98.37%                                 $  8,444,469
-----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--1.63%                                              139,962
-----------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                          $  8,584,431
=========================================================================================

(a)  Denotes non-income producing security.
 * iShares NASDAQ Biotech Index are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the NASDAQ Biotech index.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      36                                   ORBITEX ENERGY & BASIC MATERIALS FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares/
                                                              Principal
                                                              Amount($)       Market Value
------------------------------------------------------------------------------------------
COMMON STOCKS--82.25%
BASE METALS--16.96%
AK Steel Holding Corp. (a)                                        19,100      $    138,284
Alcoa, Inc.                                                       10,000           220,600
Inco Ltd. (a)+                                                    10,000           191,000
Ispat International NV (a)                                       217,100           512,356
Novamerican Steel, Inc. (a)                                           11                55
Olympic Steel, Inc. (a)                                            7,100            21,229
Placer Dome, Inc.                                                 15,000           130,050
                                                                              ------------
                                                                                 1,213,574
                                                                              ------------
CHEMICALS--3.28%
PPG Industries, Inc.                                               5,000           235,150
                                                                              ------------
NATURAL GAS--6.44%
Burlington Resources, Inc.                                         5,000           206,000
Chesapeake Energy Corp.                                           10,000            69,800
EOG Resources, Inc.                                                5,000           185,150
                                                                              ------------
                                                                                   460,950
                                                                              ------------
OIL PRODUCTION--30.70%
Anadarko Petroleum Corp.                                           3,000           133,620
Apache Corp.                                                       5,000           270,300
ChevronTexaco Corp.                                                4,000           270,520
Cimarex Energy, Inc. (a)                                           3,189            50,705
Exxon Mobil Corp.                                                  8,000           269,280
Kerr McGee Corp.                                                   5,000           217,500
Murphy Oil Corp.                                                   2,000           167,660
Newfield Exploration Co. (a)                                       5,000           174,950
Sclumberger Ltd.                                                   5,000           200,550
Stone Energy Corp. (a)                                             5,000           160,800
Valero Energy Corp.                                                8,000           281,680
                                                                              ------------
                                                                                 2,197,565
                                                                              ------------
OIL SERVICE--22.21%
Cooper Cameron Corp. (a)+                                          5,000           233,100
Diamond Offshore Drilling, Inc.                                   15,000           313,500
Global SantaFe Corp. (a)                                          10,000           239,000
Helmrich & Payne, Inc.                                             6,000           169,860
Royal Dutch Petroleum Co. ADR                                      5,000           213,900
Transocean, Inc.                                                  10,000           219,800
Weatherford International Ltd. (a)                                 5,000           200,200
                                                                              ------------
                                                                                 1,589,360
                                                                              ------------
PAPER & PAPER PRODUCTS--2.66%
Boise Cascade Corp. (a)                                            8,000           190,320
                                                                              ------------
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $5,894,033)                                            5,886,919
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENT--17.52%
COMMERCIAL PAPER--17.52%
Exxon Mobil Corp., due 11/1/02 (cost $1,254,055)              $1,254,055         1,254,055
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $7,148,088)--99.77%                                   $  7,140,974
------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--0.23%                                                16,396
------------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                           $  7,157,370
==========================================================================================

 +   All or a portion of this security is on loan (Note 8).
(a)  Denotes non-income producing security.
ADR--American Depositary Receipt

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FINANCIAL SERVICES FUND                                         37
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              Shares      Market Value
--------------------------------------------------------------------------------------
COMMON STOCKS--89.30%
BANKS-MONEY CENTERS--10.33%
Citigroup, Inc.                                                5,433      $    200,749
FleetBoston Financial Corp.+                                   2,000            46,780
J.P. Morgan Chase & Co.                                        2,500            51,875
Wells Fargo & Co.                                              3,575           180,430
                                                                          ------------
                                                                               479,834
                                                                          ------------
BANKS-REGIONAL--16.62%
American Capital Strategies, Inc.+                             9,000           176,940
Banknorth Group Inc. (a)                                       7,075           163,928
Investors Financial Services Corp.                             5,000           153,350
PrivateBancorp, Inc.                                           4,000           149,560
South Trust Corp.                                              5,000           128,100
                                                                          ------------
                                                                               771,878
                                                                          ------------
BANKS-SAVINGS & LOANS--3.92%
Washington Mutual, Inc.                                        5,087           181,911
                                                                          ------------
BROKERAGE SERVICES--3.30%
Goldman Sachs Group, Inc.                                      1,100            78,760
Lehman Brothers Holdings Inc.                                  1,400            74,578
                                                                          ------------
                                                                               153,338
                                                                          ------------
BUSINESS SERVICES--6.39%
BISYS Group, Inc. (The) (a)                                    3,700            66,230
Concord EFS, Inc. (a)                                          4,800            68,544
Fiserv, Inc. (a)                                               3,150            98,406
ProBusiness Services, Inc. (a)                                 7,000            63,700
                                                                          ------------
                                                                               296,880
                                                                          ------------
CONSUMER FINANCE--4.78%
Household International, Inc.                                  2,300            54,648
MBNA Corp.                                                     8,250           167,558
                                                                          ------------
                                                                               222,206
                                                                          ------------
HEALTHCARE SERVICES--6.01%
Anthem, Inc. (a)                                               1,800           113,400
Cardinal Health, Inc.                                          1,000            69,210
Corvel Corp. (a)                                               2,000            66,000
Lincare Holdings, Inc. (a)                                       900            30,663
                                                                          ------------
                                                                               279,273
                                                                          ------------
INSURANCE BROKERAGE--6.10%
Gallagher (Arthur J.) & Co.                                    3,500            93,870
Marsh & McClennan Cos., Inc.                                   4,050           189,175
                                                                          ------------
                                                                               283,045
                                                                          ------------
INSURANCE-LIFE/HEALTH--6.87%
AFLAC Inc.                                                     4,200           127,848
MetLife, Inc.                                                  2,650            63,282
UnitedHealth Group Corp.                                         900            81,855
Universal American Financial Corp. (a)                        10,000            46,300
                                                                          ------------
                                                                               319,285
                                                                          ------------
INSURANCE-PROPERTY & CASUALTY--18.52%
Ace Ltd.                                                       3,000            92,250
Allstate Corp.                                                 2,525           100,445
American International Group, Inc.                             2,850           178,268
Everest Re Group Ltd.                                          2,050           118,941
HCC Insurance Holdings, Inc.                                   4,500           110,385
Progressive Corp.                                              1,000            55,000
Travelers Property Casualty Corp. Class A (a)                    234             3,105
Travelers Property Casualty Corp. Class B (a)                    482             6,516
White Montains Insurance Group, Inc.                             300            96,603
XL Capital Ltd. Class A                                        1,300            98,995
                                                                          ------------
                                                                               860,508
                                                                          ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      38                                         ORBITEX FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              Shares      Market Value
--------------------------------------------------------------------------------------
INSURANCE-SPECIALTY--3.99%
Ambac Financial Group, Inc.                                    3,000      $    185,400
                                                                          ------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES--2.47%
Eaton Vance Corp.                                              4,000           114,840
                                                                          ------------
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $4,309,477)                                        4,148,398
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $4,309,477)--89.30%                               $  4,148,398
--------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--10.70%                                          496,886
--------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                       $  4,645,284
======================================================================================

 +   All or a portion of this security is on loan (Note 8).
(a)  Denotes non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FOCUS 30 FUND                                                   39
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              Shares      Market Value
--------------------------------------------------------------------------------------
COMMON STOCKS--95.07%
BASIC MATERIALS--8.37%
Alcoa, Inc.                                                    7,900      $    174,274
DuPont (E.I.) de Nemours and Co.                               5,250           216,562
International Paper Co.                                        5,850           204,341
                                                                          ------------
                                                                               595,177
                                                                          ------------
CAPITAL GOODS--18.94%
3M Co.                                                         2,700           342,738
Boeing Co.                                                     7,000           208,250
Caterpillar, Inc.                                              6,900           281,865
General Electric Co.                                           6,425           162,231
United Technologies Corp.                                      5,700           351,519
                                                                          ------------
                                                                             1,346,603
                                                                          ------------
COMMUNICATION SERVICES--3.19%
AT&T Corp.                                                     8,150           106,276
SBC Communications, Inc.                                       4,700           120,602
                                                                          ------------
                                                                               226,878
                                                                          ------------
CONSUMER CYCLICALS--11.73%
General Motors Corp.                                           6,200           206,150
Home Depot, Inc.                                               8,062           232,831
Wal-Mart Stores, Inc.                                          7,375           394,931
                                                                          ------------
                                                                               833,912
                                                                          ------------
CONSUMER STAPLES--13.47%
Disney (Walt) Co.                                              7,700           128,590
McDonald's Corp.                                               6,350           114,999
Philip Morris Companies, Inc.                                  7,100           289,325
Procter & Gamble Co.                                           4,800           424,560
                                                                          ------------
                                                                               957,474
                                                                          ------------
ENERGY--5.40%
Exxon Mobil Corp.                                             11,400           383,724
                                                                          ------------
FINANCIAL--9.69%
American Express Co.                                           7,000           254,590
Citigroup Inc.                                                 7,566           279,564
J.P. Morgan Chase & Co.                                        7,100           147,325
Travelers property Casualty Class A (a)                          343             4,637
Travelers property Casualty Class B (a)                          167             2,216
                                                                          ------------
                                                                               688,332
                                                                          ------------
HEALTHCARE--13.29%
Guidant Corp. (a)                                              6,400           189,248
Johnson & Johnson                                              6,650           390,687
Merck & Co., Inc.                                              6,725           364,764
                                                                          ------------
                                                                               944,699
                                                                          ------------
TECHNOLOGY--10.99%
Intel Corp.                                                    5,950           102,935
International Business Machines Corp.                          3,700           292,078
Microsoft Corp. (a)                                            7,225           386,321
                                                                          ------------
                                                                               781,334
                                                                          ------------
--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $7,424,382)                                        6,758,133
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $7,424,382)--95.07%                               $  6,758,133
--------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--4.93%                                           350,570
--------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                       $  7,108,703
======================================================================================

(a)  Denotes non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      40                                                     ORBITEX GROWTH FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares      Market Value
---------------------------------------------------------------------------------------
COMMON STOCKS--91.58%
AEROSPACE & DEFENSE--2.59%
Alliant Techsystems, Inc. (a)                                   3,500      $    210,525
Northrop Grumman Corp.+                                           400            41,252
                                                                           ------------
                                                                                251,777
                                                                           ------------
AUTO PARTS--0.16%
Westport Innovations, Inc. (a)                                  7,400            15,315
                                                                           ------------
BASIC MATERIALS--7.90%
Ispat International NV (a)+                                   260,000           613,600
Olympic Steel, Inc. (a)                                        25,500            76,245
Stelco, Inc. Class A (a)                                       30,000            78,569
                                                                           ------------
                                                                                768,414
                                                                           ------------
BROADCASTING--7.26%
Clear Channel Communication, Inc. (a)                           8,500           314,925
Cox Radio, Inc. Class A (a)                                     9,200           218,408
Hispanic Broadcasting Corp. (a)                                 8,000           172,000
                                                                           ------------
                                                                                705,333
                                                                           ------------
BUSINESS SERVICES--5.43%
First Data Corp.                                                1,700            59,398
Fiserv, Inc. (a)                                                9,600           299,904
National Data Corp.                                             9,525           168,116
                                                                           ------------
                                                                                527,418
                                                                           ------------
COMPUTER EQUIPMENT--3.80%
Dell Computer Corp. (a)                                         6,000           171,660
International Business Machines Corp.                           2,500           197,350
                                                                           ------------
                                                                                369,010
                                                                           ------------
COMPUTER HARDWARE--0.75%
Netscreen Technologies, Inc. (a)                                5,500            72,435
                                                                           ------------
ELECTRONICS--0.62%
Thermo Electron Corp. (a)                                       3,300            60,687
                                                                           ------------
FINANCIAL SERVICES--13.91%
Allied Capital Corp.+                                          12,000           252,600
Citigroup Inc.                                                  8,880           328,116
Concord Efs, Inc. (a)                                          13,338           190,467
Washington Mutual, Inc.                                         5,800           207,408
Wells Fargo & Co.                                               7,388           372,872
                                                                           ------------
                                                                              1,351,463
                                                                           ------------
HEALTHCARE & BIOTECHNOLOGY--26.17%
Abgenix, Inc. (a)+                                              5,000            34,000
AdvancePCS (a)                                                  3,100            77,810
Amgen, Inc. (a)                                                 3,477           161,889
Baxter International, Inc.                                      4,200           105,084
Beckman Coulter, Inc.                                             900            25,065
BioMarin Pharmaceutical, Inc. (a)                              16,766           108,141
Boston Scientific Corp. (a)                                     1,300            48,919
Cardinal Health, Inc.                                             800            55,368
CardioDynamics International Corp. (a)                          7,138            20,700
Celera Genomics Group (a)                                       2,800            23,072
Cell Genesys, Inc. (a)                                          6,561            68,694
Cell Therapeutics, Inc. (a)+                                   12,800            79,104
Ciphergen Biosystems, Inc. (a)                                    200               586
Cubist Pharmaceuticals, Inc. (a)                                1,830            11,822
Genentech, Inc. (a)                                             2,000            68,180
Health Management Associates, Inc. Class A                      4,600            87,952
HEALTHSOUTH Corp. (a)                                          10,272            44,683
IDEC Pharmaceuticals Corp. (a)+                                 2,300           105,846
ImmunoGen, Inc. (a)                                               206               661

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                     41
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                               Shares      Market Value
---------------------------------------------------------------------------------------
HEALTHCARE & BIOTECHNOLOGY--26.17% (CONTINUED)
Interpore International, Inc. (a)                               5,100      $     29,835
Laboratory Corp of American Holdings (a)                        1,746            42,079
McKesson HBOC, Inc.                                             1,900            56,639
Medarex, Inc. (a)                                              40,000           158,800
MedImmune, Inc. (a)                                             1,100            28,105
Medtronic, Inc.                                                 1,925            86,240
Millennium Pharmaceuticals, Inc. (a)                            6,126            45,577
NPS Pharmaceuticals, Inc. (a)                                   1,755            45,595
Omnicare, Inc.                                                  2,300            49,979
Orthofix International NV (a)                                   1,400            35,560
Pfizer Inc.                                                     5,200           165,204
Protein Design Labs, Inc. (a)                                  24,554           203,798
Province Healthcare Co. (a)                                     6,550            85,478
Schering-Plough Corp. (b)                                       5,500           117,425
Telik, Inc. (a)                                                 3,972            58,587
Tenet Healthcare Corp. (a)                                      1,600            46,000
Transkaryotic Therapies, Inc. (a)                               3,002            34,943
Versicor, Inc. (a)                                              2,200            24,200
Wyeth                                                           3,000           100,500
                                                                           ------------
                                                                              2,542,120
                                                                           ------------
INSURANCE--10.94%
AFLAC, Inc.                                                     2,900            88,277
American International Group, Inc.                              6,100           381,555
Hartford Financial Services Group, Inc.                         5,282           208,639
Marsh & Mclennan Cos., Inc.                                     7,900           369,009
Travelers Property Casualty Corp. Class A (a)                     383             5,082
Travelers Property Casualty Corp. Class B (a)                     788            10,654
                                                                           ------------
                                                                              1,063,216
                                                                           ------------
MEDIA--2.13%
Radio One, Inc. (a)                                            11,350           190,680
Westwood One, Inc. (a)                                            450            16,335
                                                                           ------------
                                                                                207,015
                                                                           ------------
OIL & GAS SERVICES--0.98%
Global Santa Fe Corp. (a)                                       1,927            46,055
Rowan Cos., Inc. (a)                                            2,400            48,936
                                                                           ------------
                                                                                 94,991
                                                                           ------------
SOFTWARE--5.79%
Cognizant Technology Solutions Corp. (a)+                         900            59,553
Intuit, Inc. (a)                                                5,600           290,752
Microsoft Corp. (a)                                             3,500           187,145
Networks Associates, Inc. (a)                                   1,553            24,669
                                                                           ------------
                                                                                562,119
                                                                           ------------
TELECOMMUNICATIONS--3.15%
Entercom Communications Corp. (a)                               3,200           157,504
Qualcomm, Inc. (a)                                              4,300           148,436
                                                                           ------------
                                                                                305,940
                                                                           ------------
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $10,675,306)                                        8,897,253
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $10,675,306)--91.58%                               $  8,897,253
---------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--8.42%                                            817,755
---------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                        $  9,715,008
=======================================================================================

+   All or a portion of this security is on loan (Note 8).
(a)  Denotes non-income producing security.
(b) All or a portion of this security is segregated as collateral for short sales.

                                                              Shares      Market Value
--------------------------------------------------------------------------------------
SHORT SALES (a)
MEDICAL INSTRUMENTS
Zimmer Holdings, Inc. (Proceeds--$75,000)                      1,900      $     78,318
======================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      42                         ORBITEX CATERPILLAR MID CAP RELATIVE VALUE FUND
--------------------------------------------------------------------------------
Schedule of Investments
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Shares      Market Value
-----------------------------------------------------------------------------------------
COMMON STOCKS--97.19%
ADVERTISING AGENCIES--0.91%
Valassis Communications, Inc. (a)                                 5,800      $   149,640
                                                                             -----------
APPAREL MANUFACTURES--1.26%
Jones Apparel Group, Inc. (a)                                     6,000          207,840
                                                                             -----------
AUTO PARTS & TRANSPORTATION--3.44%
Borg Warner, Inc. (a)                                             6,000          269,880
Norfolk Southern Corp.                                            9,500          191,900
Werner Enterprises, Inc.                                          5,200          106,340
                                                                             -----------
                                                                                 568,120
                                                                             -----------
BASIC MATERIALS--4.06%
Georgia Pacific Corp.                                            15,500          189,100
Shaw Group, Inc. (a)+                                            32,200          481,712
                                                                             -----------
                                                                                 670,812
                                                                             -----------
BUSINESS SERVICES--0.79%
West Corp. (a)                                                    8,143          130,614
                                                                             -----------
CAPITAL GOODS--3.79%
Johnson Controls, Inc.                                            3,700          288,600
SPX Corp. (a)                                                     8,000          336,080
                                                                             -----------
                                                                                 624,680
                                                                             -----------
CHEMICALS-- 4.69%
Air Products & Chemicals, Inc.                                    4,400          194,480
Cambrex Corp.                                                    15,000          417,600
Hercules Corp. (a)                                               16,900          162,240
                                                                             -----------
                                                                                 774,320
                                                                             -----------
COMPUTER SOFTWARE--4.43%
Activision, Inc. (a)                                              8,400          172,200
Check Point Software, Inc. (a)                                   13,700          188,923
Citrix Systems, Inc. (a)                                         27,000          203,850
Reynolds & Reynolds Co.                                           7,000          165,690
                                                                             -----------
                                                                                 730,663
                                                                             -----------
COMPUTER HARDWARE--2.47%
Sun Microsystems, Inc. (a)                                       56,500          167,296
Zebra Technologies Corp. Class A (a)                              3,900          239,928
                                                                             -----------
                                                                                 407,224
                                                                             -----------
ELECTRONIC EQUIPMENT--1.47%
Cooper Industries, Ltd.                                           7,700          242,473
                                                                             -----------
FINANCIAL SERVICES--15.04%
Capital One Financial Corp.                                       9,300          283,371
Comerica, Inc.                                                    9,700          423,502
Commerce Bancshares, Inc.                                         4,300          178,837
Compass Bancshares, inc                                          17,400          562,020
Greater Bay Bancorp+                                             17,200          262,128
Hibernia Corp. Class A                                           13,700          270,027
MBIA, Inc.                                                        5,800          253,170
Zions Bancorp                                                     6,200          249,302
                                                                             -----------
                                                                               2,482,357
                                                                             -----------
HEALTHCARE & BIOTECHNOLOGY--10.15%
Biomet, Inc.                                                     11,100          327,006
Guidant Corp. (a)                                                 7,700          227,689
Invitrogen Corp. (a)                                              9,700          269,854
Ivax Corp. (a)                                                   29,800          373,990

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CATERPILLAR MID CAP RELATIVE VALUE FUND                         43
--------------------------------------------------------------------------------
Schedule of Investments (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Shares      Market Value
-----------------------------------------------------------------------------------------
HEALTHCARE & BIOTECHNOLOGY--10.15% (CONTINUED)
King Pharmaceuticals, Inc. (a)                                   10,100      $   155,035
McKesson HBOC, Inc.                                              10,800          321,948
                                                                             -----------
                                                                               1,675,522
                                                                             -----------
INSURANCE--8.98%
Ace Ltd.                                                         10,200          313,650
Lincoln National Corp.                                           14,500          442,395
Partnerre Ltd.                                                    6,800          360,400
Protective Life Corp.                                            12,800          365,824
                                                                             -----------
                                                                               1,482,269
                                                                             -----------
MANUFACTURING & PROCESSING--2.08%
Engelhard Corp.                                                  12,700          281,305
Masco Corp.                                                       3,000           61,680
                                                                             -----------
                                                                                 342,985
                                                                             -----------
OIL PRODUCTION--2.13%
Apache Corp.                                                      6,500          351,390
                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS--3.20%
Arden Realty, Inc.                                               12,700          271,780
Highwoods Properties, Inc.                                       12,800          256,000
                                                                             -----------
                                                                                 527,780
                                                                             -----------
RESTAURANTS--3.23%
Darden Restaurants, Inc.                                         14,900          282,802
Ruby Tuesday, Inc.                                               14,300          249,535
                                                                             -----------
                                                                                 532,337
                                                                             -----------
RETAIL--12.13%
Barnes & Noble, Inc. (a)                                         13,300          280,630
Best Buy, Inc. (a)                                               20,000          412,200
CVS Corp.                                                         9,500          263,435
Dollar General Corp.                                             17,500          244,300
Fastenel Co.                                                      9,700          329,315
Limited Brands, Inc.                                             15,600          244,452
Supervalu, Inc.                                                  13,500          226,800
                                                                             -----------
                                                                               2,001,132
                                                                             -----------
SCIENTIFIC AND TECHNICAL EQUIPMENT--1.71%
Pall Corp.                                                       16,200          281,394
                                                                             -----------
SEMICONDUCTORS--5.58%
Flextronics International Ltd. (a)                               38,000          317,680
International Rectifier Corp. (a)                                17,400          300,498
Jabil Circuit, Inc. (a)                                          10,100          155,843
KLA-Tencor Corp. (a)                                              4,100          146,001
                                                                             -----------
                                                                                 920,022
                                                                             -----------
UTILITIES--5.65%
Cinergy Corp.                                                    11,900          370,209
DPL, Inc.+                                                       16,100          222,180
Entergy Corp.                                                     7,700          339,494
                                                                             -----------
                                                                                 931,883
                                                                             -----------
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (cost $19,620,554)                                        16,035,457
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $19,620,554)--97.19%                                 $16,035,457
-----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--2.81%                                             463,671
-----------------------------------------------------------------------------------------
NET ASSETS--100.00%                                                          $16,499,128
=========================================================================================

+   All or a portion of this security is on loan (Note 8).
(a)  Denotes non-income producing security.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      44                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Info-Tech &          Emerging           Health &
                                                                Communications       Technology       Biotechnology
                                                                     Fund               Fund               Fund
                                                               ----------------   ----------------   ----------------
ASSETS:
Investments, at cost.......................................     $  27,633,160       $  8,289,455       $138,180,430
=====================================================================================================================
Investments in securities, at value (Note 2)...............     $  24,971,332       $  7,597,802       $ 89,298,039
Short term investments (Note 2)............................         3,407,151            691,030          4,847,215
Cash.......................................................               307                913                283
Segregated cash............................................             1,081                 --          2,893,774
Collateral held for securities loaned at value (Note 8)....         4,989,992                 --          8,926,769
Receivable for securities sold.............................           412,438            139,738          1,479,813
Interest and dividends receivable..........................             2,493                502             30,088
Receivable for fund shares sold............................             2,469                 --             79,786
Receivable due from advisor (Note 3).......................            58,603            154,798             14,683
Prepaid expenses and other assets..........................            47,960             40,911              2,604
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS...............................................        33,893,826          8,625,694        107,573,054
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Securities lending collateral (Note 8).....................         4,989,992                 --          8,926,769
Payable for securities purchased...........................           270,692            232,643          2,486,216
Cost of securities sold short (Proceeds--$2,363,325 and
  $75,000, respectively (Note 2)...........................                --                 --          2,460,834
Payable for fund shares redeemed...........................            26,359              6,553            100,015
Payable for distribution fees (Note 3).....................            18,496              5,471             53,537
Payable for trustees' fees (Note 3)........................               933                890              1,300
Payable to advisor (Note 3)................................            27,960              8,399             99,108
Accrued expenses and other liabilities.....................            74,551             10,673            151,478
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES..........................................         5,408,983            264,629         14,279,257
---------------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................     $  28,484,843       $  8,361,065       $ 93,293,797
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Paid in capital............................................     $ 296,744,635       $ 87,256,528       $225,149,973
Accumulated net investment income (loss)...................          (414,188)          (124,097)        (1,339,256)
Accumulated net realized loss on investments...............      (268,590,927)       (78,770,743)       (86,384,235)
Net unrealized appreciation (depreciation) on
  investments..............................................           745,323               (623)       (44,132,685)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................     $  28,484,843       $  8,361,065       $ 93,293,797
=====================================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                  45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Medical           Energy &         Financial                                            Caterpillar
        Sciences      Basic Materials       Services          Focus 30           Growth       Mid Cap Relative
          Fund              Fund              Fund              Fund              Fund           Value Fund
    ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      $14,257,420       $ 7,148,088        $4,309,477        $7,424,382       $ 10,675,306      $19,620,554
==============================================================================================================
      $ 7,679,435       $ 5,886,919        $4,148,398        $6,758,133       $  8,897,253      $16,035,457
          765,034         1,254,055                --                --                 --               --
              300               990           447,639           316,987            598,236          504,184
               --                --                --                --            338,150               --
               --           445,310           233,586                --            797,955          998,787
           84,135                --                --                --             44,949               --
            2,571             2,322             5,112             7,880              6,450           17,937
               --                --                --                --                549               --
           56,824            32,874            59,434            59,284             40,708               --
           50,319            24,843            12,337             4,297              8,299           41,480
--------------------------------------------------------------------------------------------------------------
        8,638,618         7,647,313         4,906,506         7,146,581         10,732,549       17,597,845
--------------------------------------------------------------------------------------------------------------
               --           445,310           233,586                --            797,955          998,787
               --                --                --                --             82,009           56,280
               --                --                --                --             78,318               --
               --             5,342                --                --                516               --
            5,851             4,185             2,889             1,550              5,461            3,544
            1,700               319               864               776                 19            1,079
            8,797             7,128             4,768             4,391              6,063           10,330
           37,839            27,659            19,115            31,161             47,200           28,697
--------------------------------------------------------------------------------------------------------------
           54,187           489,943           261,222            37,878          1,017,541        1,098,717
--------------------------------------------------------------------------------------------------------------
      $ 8,584,431       $ 7,157,370        $4,645,284        $7,108,703       $  9,715,008      $16,499,128
--------------------------------------------------------------------------------------------------------------
      $24,146,889       $ 9,371,891        $5,312,514        $8,022,376       $ 34,835,132      $20,387,512
         (120,864)          (67,474)          (32,187)            7,706            (99,440)         (56,122)
       (9,628,643)       (2,139,933)         (473,964)         (255,130)       (23,239,313)        (247,165)
       (5,812,951)           (7,114)         (161,079)         (666,249)        (1,781,371)      (3,585,097)
--------------------------------------------------------------------------------------------------------------
      $ 8,584,431       $ 7,157,370        $4,645,284        $7,108,703       $  9,715,008      $16,499,128
==============================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      46                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Assets and Liabilities (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Info-Tech &          Emerging           Health &
                                                                Communications       Technology       Biotechnology
                                                                     Fund               Fund               Fund
                                                               ----------------   ----------------   ----------------
CLASS A SHARES:
Net assets.................................................      $12,252,513         $6,613,829        $30,851,833
Net asset value per share (based on shares of beneficial
  interest outstanding, no par value per share)............      $      5.21         $     1.64        $     11.33
Maximum sales charge (Note 1)..............................             5.75%              5.75%              5.75%
---------------------------------------------------------------------------------------------------------------------
Offering price per share...................................      $      5.53         $     1.74        $     12.02
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period..................        2,352,482          4,044,170          2,722,681
---------------------------------------------------------------------------------------------------------------------
CLASS B SHARES:
Net assets.................................................      $14,436,050         $1,733,351        $44,418,670
Net asset value per share (based on shares of beneficial
  interest outstanding, no par value per share)*...........      $      5.01         $     1.60        $     11.10
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period..................        2,878,715          1,082,275          4,003,080
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES:
Net assets.................................................      $ 1,796,280         $   13,885        $18,023,294
Net asset value per share (based on shares of beneficial
  interest outstanding, no par value per share)*...........      $      5.04         $     1.62        $     11.10
Maximum sales charge (Note 1)..............................             1.00%              1.00%              1.00%
---------------------------------------------------------------------------------------------------------------------
Offering price per share...................................      $      5.09         $     1.64        $     11.21
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period..................          356,064              8,579          1,623,411
---------------------------------------------------------------------------------------------------------------------
CLASS D SHARES:
Net assets.................................................      $        --         $       --        $        --
Net asset value and offering price per share (based on
  shares of beneficial interest outstanding, no par value
  per share................................................      $        --         $       --        $        --
---------------------------------------------------------------------------------------------------------------------
Total shares outstanding at end of period..................               --                 --                 --
=====================================================================================================================

* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                  47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Medical           Energy &         Financial                                            Caterpillar
        Sciences      Basic Materials       Services          Focus 30           Growth       Mid Cap Relative
          Fund              Fund              Fund              Fund              Fund           Value Fund
    ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      $ 5,152,868       $ 3,548,514        $1,873,003        $  248,524       $  5,279,350      $16,322,016
      $      4.08       $     13.24        $     9.54        $     9.97       $      14.06      $      8.07
             5.75%             5.75%             5.75%             5.75%              5.75%            5.75%
--------------------------------------------------------------------------------------------------------------
      $      4.33       $     14.05        $    10.12        $    10.58       $      14.92      $      8.56
--------------------------------------------------------------------------------------------------------------
        1,264,158           268,006           196,271            24,919            375,450        2,022,341
--------------------------------------------------------------------------------------------------------------
      $ 3,310,907       $ 3,608,856        $2,433,163        $1,798,232       $  3,825,255      $   116,253
      $      3.99       $     12.96        $     9.43        $     9.78       $      13.82      $      8.05
--------------------------------------------------------------------------------------------------------------
          829,284           278,537           258,131           183,814            276,760           14,437
--------------------------------------------------------------------------------------------------------------
      $   120,656       $        --        $  339,118        $       --       $    610,403      $    60,859
      $      4.03       $        --        $     9.43        $       --       $      13.86      $      8.05
             1.00%               --              1.00%               --               1.00%            1.00%
--------------------------------------------------------------------------------------------------------------
      $      4.07       $        --        $     9.53        $       --       $      14.00      $      8.13
--------------------------------------------------------------------------------------------------------------
           29,969                --            35,978                --             44,056            7,565
--------------------------------------------------------------------------------------------------------------
      $        --       $        --        $       --        $5,061,947       $         --      $        --
      $        --       $        --        $       --        $    10.09       $         --      $        --
--------------------------------------------------------------------------------------------------------------
               --                --                --           501,766                 --               --
==============================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      48                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Operations
Six Months Ended October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              Info-Tech &        Emerging         Health &
                                                             Communications     Technology     Biotechnology
                                                                  Fund             Fund             Fund
                                                             --------------   --------------   --------------
INVESTMENT INCOME:
Interest income............................................   $     48,437     $    11,027      $     43,028
Dividend income............................................          5,988             710           237,239
Securities lending income..................................         11,847              --            22,191
Foreign taxes withheld.....................................             --              --                --
-------------------------------------------------------------------------------------------------------------
Total investment income....................................         66,272          11,737           302,458
-------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee (Note 3)...........................        211,336          65,018           710,739
Distribution fees (Note 3):
  Class A Shares...........................................         27,407          16,555            76,024
  Class B Shares...........................................         89,284          10,518           266,706
  Class C Shares...........................................         11,267             110           111,826
Transfer agent fees (Note 3)...............................        161,250         141,346           224,998
Printing and postage expense...............................         44,766          33,213            68,304
Registration fees..........................................         12,352          30,451            32,944
Professional fees..........................................         31,872          14,810            85,707
Administration fees (Note 3)...............................         19,658          19,794            60,764
Accounting fees (Note 3)...................................         26,184          25,465            34,116
Custodian fees.............................................         24,464           8,666            21,308
Insurance..................................................          7,951             568            14,876
Amortization of organizational expenses....................            869              --                --
Trustees' fees.............................................          1,738           1,463             1,643
Miscellaneous expenses.....................................          2,264             266             3,645
-------------------------------------------------------------------------------------------------------------
Total expenses before waivers and reimbursements...........        672,662         368,243         1,713,600
Expense waived and reimbursed (Note 3).....................       (192,202)       (232,409)          (71,886)
-------------------------------------------------------------------------------------------------------------
Net expenses...............................................        480,460         135,834         1,641,714
-------------------------------------------------------------------------------------------------------------
Net investment income (loss)...............................       (414,188)       (124,097)       (1,339,256)
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments....................    (15,242,644)     (5,945,549)      (40,051,480)
Net realized gain (loss) from securities sold short........       (683,822)             --            74,097
-------------------------------------------------------------------------------------------------------------
Total net realized gain (loss).............................    (15,926,466)     (5,945,549)      (39,977,383)
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
  investments..............................................      2,663,034         727,657         5,723,621
Net change in unrealized appreciation (depreciation) on
  short sales..............................................       (125,231)             --           154,996
-------------------------------------------------------------------------------------------------------------
Total net unrealized appreciation (depreciation)...........      2,537,803         727,657         5,878,617
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)....................    (13,388,663)     (5,217,892)      (34,098,766)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................   $(13,802,851)    $(5,341,989)     $(35,438,022)
=============================================================================================================

* For the Caterpillar Mid Cap Relative Value Fund, results shown are for the period from July 1, 2002 (commencement of investment operations) through October 31, 2002.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                  49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Medical         Energy &        Financial                                       Caterpillar
       Sciences     Basic Materials     Services        Focus 30         Growth      Mid Cap Relative
         Fund            Fund             Fund            Fund            Fund         Value Fund*
    --------------  ---------------  --------------  --------------  --------------  ----------------
     $     1,007      $     7,379     $       542     $        30     $     1,455       $     4,754
          13,956           44,830          43,980          77,232          68,001           102,562
              --               --              --              --           2,193                91
              --             (949)             --              --             (39)               --
-----------------------------------------------------------------------------------------------------
          14,963           51,260          44,522          77,262          71,610           107,407
-----------------------------------------------------------------------------------------------------
          62,232           52,999          33,722          29,706          46,283            44,133
          11,956            8,342           4,519             583          13,072            23,413
          19,290           21,544          13,580           9,673          24,835               220
             607               --           2,100              --           4,194                92
          41,302           44,553          38,497          40,298          48,804            24,735
           8,288            3,099           2,142           2,413          10,880             5,696
          30,490           15,470          30,342          22,329          17,267            20,712
          15,457            9,246           8,322           9,292          12,958            12,464
          19,212           19,886          20,495          20,163          13,027            13,808
          25,041           18,967          25,701          25,278          24,137            17,261
           6,631            8,254           4,885           3,628           8,462             6,721
             776              645             728             960             498             1,629
          15,333            1,032              --              --              --                --
           1,254            1,896           1,755           1,778           1,120             1,079
             387              530             382             277             813               346
-----------------------------------------------------------------------------------------------------
         258,256          206,463         187,170         166,378         226,350           172,309
        (122,429)         (87,729)       (110,461)        (96,822)        (55,300)           (8,780)
-----------------------------------------------------------------------------------------------------
         135,827          118,734          76,709          69,556         171,050           163,529
-----------------------------------------------------------------------------------------------------
        (120,864)         (67,474)        (32,187)          7,706         (99,440)          (56,122)
-----------------------------------------------------------------------------------------------------
      (3,091,671)      (1,195,019)       (257,958)        (66,864)     (4,560,398)         (247,165)
              --               --              --              --          (8,429)               --
-----------------------------------------------------------------------------------------------------
      (3,091,671)      (1,195,019)       (257,958)        (66,864)     (4,568,827)         (247,165)
-----------------------------------------------------------------------------------------------------
         231,937         (991,418)       (820,674)     (1,422,710)        292,663        (3,585,097)
              --               --              --              --          (3,318)               --
-----------------------------------------------------------------------------------------------------
         231,937         (991,418)       (820,674)     (1,422,710)        289,345        (3,585,097)
-----------------------------------------------------------------------------------------------------
      (2,859,734)      (2,186,437)     (1,078,632)     (1,489,574)     (4,279,482)       (3,832,262)
-----------------------------------------------------------------------------------------------------
     $(2,980,598)     $(2,253,911)    $(1,110,819)    $(1,481,868)    $(4,378,922)      $(3,888,384)
=====================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      50                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
Six Months Ended October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Info-Tech &          Emerging           Health &
                                                                Communications       Technology       Biotechnology
                                                                     Fund               Fund               Fund
                                                               ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment (loss)......................................      $   (414,188)      $  (124,097)       $ (1,339,256)
Net realized gain (loss) on investments....................       (15,926,466)       (5,945,549)        (39,977,383)
Net change in unrealized appreciation (depreciation) on
  investments..............................................         2,663,034           727,657           5,723,621
Net change in unrealized appreciation (depreciation) on
  short sales..............................................          (125,231)               --             154,996
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations...............................................       (13,802,851)       (5,341,989)        (35,438,022)
---------------------------------------------------------------------------------------------------------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains:
  Class A..................................................                --                --                  --
  Class B..................................................                --                --                  --
  Class C..................................................                --                --                  --
  Class D..................................................                --                --                  --
From investment income:
  Class A..................................................                --                --                  --
  Class B..................................................                --                --                  --
  Class C..................................................                --                --                  --
  Class D..................................................                --                --                  --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders..........                --                --                  --
---------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS (NOTE 6)......................        (5,168,436)       (1,242,970)        (26,488,698)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets....................       (18,971,287)       (6,584,959)        (61,926,720)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period........................................        47,456,130        14,946,024         155,220,517
---------------------------------------------------------------------------------------------------------------------
End of period..............................................      $ 28,484,843       $ 8,361,065        $ 93,293,797
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income (loss) at end of
  period...................................................      $   (414,188)      $  (124,097)       $ (1,339,256)
=====================================================================================================================

* For the Caterpillar Mid Cap Relative Value Fund, results shown are for the period from July 1, 2002 (commencement of investment operations) through October 31, 2002.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                  51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Medical           Energy &         Financial                                            Caterpillar
        Sciences      Basic Materials       Services          Focus 30           Growth       Mid Cap Relative
          Fund              Fund              Fund              Fund              Fund          Value Fund*
    ----------------  ----------------  ----------------  ----------------  ----------------  ----------------
      $  (120,864)      $   (67,474)      $   (32,187)      $     7,706       $   (99,440)      $   (56,122)
       (3,091,671)       (1,195,019)         (257,958)          (66,864)       (4,568,827)         (247,165)
          231,937          (991,418)         (820,674)       (1,422,710)          292,663        (3,585,097)
               --                --                --                --            (3,318)               --
--------------------------------------------------------------------------------------------------------------
       (2,980,598)       (2,253,911)       (1,110,819)       (1,481,868)       (4,378,922)       (3,888,384)
--------------------------------------------------------------------------------------------------------------
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
               --                --                --                --                --                --
--------------------------------------------------------------------------------------------------------------
               --                --                --                --                --                --
--------------------------------------------------------------------------------------------------------------
       (2,170,359)          (55,709)         (581,637)         (304,366)       (2,248,706)       20,387,512
--------------------------------------------------------------------------------------------------------------
       (5,150,957)       (2,309,620)       (1,692,456)       (1,786,234)       (6,627,628)       16,499,128
--------------------------------------------------------------------------------------------------------------
       13,735,388         9,466,990         6,337,740         8,894,937        16,342,636                --
--------------------------------------------------------------------------------------------------------------
      $ 8,584,431       $ 7,157,370       $ 4,645,284       $ 7,108,703       $ 9,715,008       $16,499,128
--------------------------------------------------------------------------------------------------------------
      $  (120,864)      $   (67,474)      $   (32,187)      $     7,706       $   (99,440)      $   (56,122)
==============================================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      52                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
Year Ended April 30, 2002
--------------------------------------------------------------------------------

                                                                 Info-Tech &          Emerging           Health &
                                                                Communications       Technology       Biotechnology
                                                                     Fund              Fund*               Fund
                                                               ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)...............................      $ (1,701,880)      $  (239,159)       $ (3,785,022)
Net realized gain (loss) on investments....................       (55,603,897)       (1,647,882)            347,348
Net change in unrealized appreciation (depreciation) on
  investments..............................................        (6,286,525)        1,320,336         (12,337,502)
Net change in unrealized appreciation (depreciation) on
  short sales..............................................           125,231                --            (252,505)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations...............................................       (63,467,071)         (566,705)        (16,027,681)
---------------------------------------------------------------------------------------------------------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains:
  Class A..................................................                --                --                  --
  Class B..................................................                --                --                  --
  Class C..................................................                --                --                  --
  Class D..................................................                --                --                  --
From investment income:
  Class A..................................................                --                --                  --
  Class B..................................................                --                --                  --
  Class C..................................................                --                --                  --
  Class D..................................................                --                --                  --
From capital:
  Class A..................................................                --                --                  --
  Class B..................................................                --                --                  --
  Class C..................................................                --                --                  --
  Class D..................................................                --                --                  --
---------------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders..........                --                --                  --
---------------------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS (NOTE 7)......................       (17,149,966)       (2,094,684)        (40,693,984)
---------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets....................       (80,617,037)       (2,661,389)        (56,721,665)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year..........................................       128,073,167        17,607,413         211,942,182
---------------------------------------------------------------------------------------------------------------------
End of year................................................      $ 47,456,130       $14,946,024        $155,220,517
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income at end of year.........      $         --       $        --        $         --
=====================================================================================================================

* For the Emerging Technology Fund and the Medical Sciences Fund, results shown are for the period November 1, 2001 through April 30, 2002.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS                                                  53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

        Medical           Energy &         Financial
        Sciences      Basic Materials       Services          Focus 30           Growth
         Fund*              Fund              Fund              Fund              Fund
    ----------------  ----------------  ----------------  ----------------  ----------------
      $  (251,430)      $  (169,274)      $   (86,550)      $  (775,012)      $   (353,471)
          (56,479)         (646,057)         (147,620)          166,953           (423,693)
       (5,174,502)         (966,857)          369,726          (839,716)        (3,748,488)
               --                --                --                --                 --
--------------------------------------------------------------------------------------------
       (5,482,411)       (1,782,188)          135,556        (1,447,775)        (4,525,652)
--------------------------------------------------------------------------------------------
               --          (429,474)               --           (12,944)                --
               --          (465,561)               --           (49,946)                --
               --                --                --          (206,184)                --
               --                --                --                --                 --
               --                --                --                --                 --
               --                --                --                --                 --
               --                --                --                --                 --
               --                --                --                --                 --
               --                --                --            (2,140)                --
               --                --                --            (8,258)                --
               --                --                --                --                 --
               --                --                --           (34,088)                --
--------------------------------------------------------------------------------------------
               --          (895,035)               --          (313,560)                --
--------------------------------------------------------------------------------------------
       (2,483,057)       (2,335,702)       (4,708,854)         (522,275)        (6,773,405)
--------------------------------------------------------------------------------------------
       (7,965,468)       (5,012,925)       (4,573,298)       (2,283,610)       (11,299,057)
--------------------------------------------------------------------------------------------
       21,700,856        14,479,915        10,911,038        11,178,547         27,641,693
--------------------------------------------------------------------------------------------
      $13,735,388       $ 9,466,990       $ 6,337,740       $ 8,894,937       $ 16,342,636
--------------------------------------------------------------------------------------------
      $        --       $        --       $        --       $        --       $         --
============================================================================================

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      54                                 ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                      Class A Shares
                                      -------------------------------------------------------------------------------
                                        Six Months Ended
                                      October 31, 2002 (b)       Year Ended         Year Ended         Year Ended
                                          (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                      --------------------   ------------------   --------------   ------------------
Net asset value, beginning of
  period............................        $  7.54               $ 16.21            $ 58.99            $  30.62
                                            -------               -------            -------            --------
Income (loss) from investment
  operations:
Net investment loss.................          (0.06)                (0.20)             (0.62)              (0.77)
Net realized and unrealized gain
  (loss) on investments.............          (2.27)                (8.47)            (26.25)              32.60
                                            -------               -------            -------            --------
  Total income (loss) from
    investment operations...........          (2.33)                (8.67)            (26.87)              31.83
                                            -------               -------            -------            --------
Less distributions from net
  investment income.................             --                    --                 --                  --
Less distributions from net
  realized gain.....................             --                    --             (15.91)              (3.46)
                                            -------               -------            -------            --------
  Total distributions from net
    investment income and net
    realized gains..................             --                    --             (15.91)              (3.46)
                                            -------               -------            -------            --------
Net asset value, end of period......        $  5.21               $  7.54            $ 16.21            $  58.99
                                            =======               =======            =======            ========
Total return (c)....................         (30.90)%              (53.49)%           (57.91)%            106.44%
                                            =======               =======            =======            ========
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..........................        $12,253               $19,736            $51,444            $182,182
  Ratio of expenses to average
    net assets (d)..................           2.50%                 2.28%              2.00%               2.00%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..............           3.62%                 2.80%              2.14%               2.29%
  Ratio of net investment loss to
    average net assets (d)..........          (2.08)%               (1.93)%            (1.54)%             (1.55)%
  Portfolio turnover rate...........            178%                  671%             1,045%                222%

                                                Class A Shares
                                      -----------------------------------

                                        Year Ended        Period Ended
                                      April 30, 1999   April 30, 1998 (a)
                                      --------------   ------------------
Net asset value, beginning of
  period............................     $ 19.62            $ 15.00
                                         -------            -------
Income (loss) from investment
  operations:
Net investment loss.................       (0.08)                --
Net realized and unrealized gain
  (loss) on investments.............       11.26               4.62
                                         -------            -------
  Total income (loss) from
    investment operations...........       11.18               4.62
                                         -------            -------
Less distributions from net
  investment income.................          --                 --
Less distributions from net
  realized gain.....................       (0.18)                --
                                         -------            -------
  Total distributions from net
    investment income and net
    realized gains..................       (0.18)                --
                                         -------            -------
Net asset value, end of period......     $ 30.62            $ 19.62
                                         =======            =======
Total return (c)....................       57.43%             30.80%
                                         =======            =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..........................     $34,335            $ 2,440
  Ratio of expenses to average
    net assets (d)..................        2.07%              2.88%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..............        4.04%             39.06%
  Ratio of net investment loss to
    average net assets (d)..........       (0.70)%            (1.27)%
  Portfolio turnover rate...........         360%                76%

---------------
(a)  The commencement of investment operations was October 22, 1997.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX INFO-TECH & COMMUNICATIONS FUND                                 55
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                        Class B Shares
                             ----------------------------------------------------------------------------------------------------
                               Six Months Ended
                             October 31, 2002 (b)       Year Ended         Year Ended         Year Ended          Period Ended
                                 (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)   April 30, 1999 (a)
                             --------------------   ------------------   --------------   ------------------   ------------------
Net asset value, beginning
  of period................        $  7.29               $ 15.81            $ 58.35            $  30.48             $ 18.23
                                   -------               -------            -------            --------             -------
Income (loss) from
  investment operations:
Net investment loss........          (0.08)                (0.26)             (0.63)              (1.10)              (0.08)
Net realized and unrealized
  gain (loss) on
  investments..............          (2.20)                (8.26)            (26.00)              32.43               12.51
                                   -------               -------            -------            --------             -------
  Total income (loss) from
    investment
    operations.............          (2.28)                (8.52)            (26.63)              31.33               12.43
                                   -------               -------            -------            --------             -------
Less distributions from net
  investment income........             --                    --                 --                  --                  --
Less distributions from net
  realized gain............             --                    --             (15.91)              (3.46)              (0.18)
                                   -------               -------            -------            --------             -------
  Total distributions from
    net investment income
    and net realized
    gains..................             --                    --             (15.91)              (3.46)              (0.18)
                                   -------               -------            -------            --------             -------
Net asset value, end of
  period...................        $  5.01               $  7.29            $ 15.81            $  58.35             $ 30.48
                                   =======               =======            =======            ========             =======
Total return (c)...........         (31.28)%              (53.89)%           (58.17)%            105.25%              68.67%
                                   =======               =======            =======            ========             =======
Ratios and supplemental
  data:
  Net assets, end of period
    (in 000's).............        $14,436               $24,500            $66,333            $185,508             $18,904
  Ratio of expenses to
    average net assets
    (d)....................           3.10%                 2.88%              2.60%               2.60%               2.41%
  Ratio of expenses to
    average net assets
    before waivers and
    reimbursements (d).....           4.22%                 3.41%              2.75%               2.80%               4.41%
  Ratio of net investment
    loss to average
    net assets (d).........          (2.69)%               (2.53)%            (2.13)%             (2.15)%             (1.40)%
  Portfolio turnover
    rate...................            178%                  671%             1,045%                222%                360%

---------------
(a)  The commencement of this class was September 16, 1998.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      56                                 ORBITEX INFO-TECH & COMMUNICATIONS FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                Class C Shares
                                              -----------------------------------------------------------------------------------
                                                Six Months Ended
                                              October 31, 2002 (b)       Year Ended         Year Ended          Period Ended
                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (a) (b)
                                              --------------------   ------------------   --------------   ----------------------
Net asset value, beginning of period........        $  7.34               $ 15.87            $ 58.38              $ 53.75
                                                    -------               -------            -------              -------
Income (loss) from investment operations:
Net investment loss.........................          (0.08)                (0.26)             (0.94)               (0.42)
Net realized and unrealized gain (loss) on
  investments...............................          (2.22)                (8.27)            (25.66)                5.05
                                                    -------               -------            -------              -------
  Total income (loss) from investment
    operations..............................          (2.30)                (8.53)            (26.60)                4.63
                                                    -------               -------            -------              -------
Less distributions from net investment
  income....................................             --                    --                 --                   --
Less distributions from net realized gain...             --                    --             (15.91)                  --
                                                    -------               -------            -------              -------
  Total distributions from net investment
    income and net realized gains...........             --                    --             (15.91)                  --
                                                    -------               -------            -------              -------
Net asset value, end of period..............        $  5.04               $  7.34            $ 15.87              $ 58.38
                                                    =======               =======            =======              =======
Total return (c)............................         (31.34)%              (53.75)%           (58.09)%               8.61%
                                                    =======               =======            =======              =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......        $ 1,796               $ 3,220            $10,296              $24,568
  Ratio of expenses to average net assets
    (d).....................................           3.10%                 2.87%              2.60%                2.60%
  Ratio of expenses to average net assets
    before waivers and reimbursements (d)...           4.22%                 3.40%              2.76%                2.93%
  Ratio of net investment loss to average
    net assets (d)..........................          (2.69)%               (2.51)%            (2.13)%              (2.20)%
  Portfolio turnover rate...................            178%                  671%             1,045%                 222%

---------------
(a)  The commencement of this class was January 14, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX EMERGING TECHNOLOGY FUND                                        57
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                            Class A Shares
                                         ------------------------------------------------------------------------------------
                                           Six Months Ended
                                         October 31, 2002 (b)      Period Ended            Year Ended           Year Ended
                                             (Unaudited)        April 30, 2002 (b)*   October 31, 2001 (b)   October 31, 2000
                                         --------------------   -------------------   --------------------   ----------------
Net asset value, beginning of period...        $  2.60                $  2.74               $  9.96              $  9.99(c)
                                               -------                -------               -------              -------
Income (loss) from investment
  operations:
Net investment loss....................          (0.02)                 (0.04)                (0.13)               (0.23)
Net realized and unrealized gain (loss)
  on investments.......................          (0.94)                 (0.10)                (7.09)                0.20
                                               -------                -------               -------              -------
  Total income (loss) from investment
    operations.........................          (0.96)                 (0.14)                (7.22)               (0.03)
                                               -------                -------               -------              -------
Less distributions from net investment
  income...............................             --                     --                    --                (0.00)(d)
Less distributions from net realized
  gain.................................             --                     --                    --                (0.00)(d)
                                               -------                -------               -------              -------
  Total distributions from net
    investment income and net realized
    gains..............................             --                     --                    --                (0.00)
                                               -------                -------               -------              -------
Net asset value, end of period.........        $  1.64                $  2.60               $  2.74              $  9.96
                                               =======                =======               =======              =======
Total return (e).......................         (36.92)%                (5.11)%              (72.49)%              (0.28)%
                                               =======                =======               =======              =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................        $ 6,614                $11,925               $14,120              $78,680
  Ratio of expenses to average
    net assets (f).....................           2.50%                  2.50%                 3.60%                2.11%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f).................           6.95%                  4.29%                 3.97%                2.29%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f).......................             --                     --                  4.24%                  --
  Ratio of net investment loss to
    average net assets (f).............          (2.26)%                (1.21)%               (2.41)%              (1.59)%
  Portfolio turnover rate..............            186%                   255%                  420%                 107%

                                            Class A Shares
                                         --------------------

                                             Period Ended
                                         October 31, 1999 (a)
                                         --------------------
Net asset value, beginning of period...        $ 10.00
                                               -------
Income (loss) from investment
  operations:
Net investment loss....................          (0.58)
Net realized and unrealized gain (loss)
  on investments.......................          20.56
                                               -------
  Total income (loss) from investment
    operations.........................          19.98
                                               -------
Less distributions from net investment
  income...............................             --
Less distributions from net realized
  gain.................................             --
                                               -------
  Total distributions from net
    investment income and net realized
    gains..............................             --
                                               -------
Net asset value, end of period.........        $ 29.98
                                               =======
Total return (e).......................         199.98%
                                               =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................        $63,745
  Ratio of expenses to average
    net assets (f).....................           2.76%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f).................           2.76%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f).......................             --
  Ratio of net investment loss to
    average net assets (f).............          (2.45)%
  Portfolio turnover rate..............            112%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of investment operations was November 16, 1998.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Net asset values at beginning of period have been restated to reflect a three for one stock split to shareholders of record on October 29, 1999, payable November 1, 1999.
(d)  Amount represents less than $0.01 per share.
(e) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      58                                        ORBITEX EMERGING TECHNOLOGY FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                            Class B Shares
                                         ------------------------------------------------------------------------------------
                                           Six Months Ended
                                         October 31, 2002 (b)      Period Ended            Year Ended           Year Ended
                                             (Unaudited)        April 30, 2002 (b)*   October 31, 2001 (b)   October 31, 2000
                                         --------------------   -------------------   --------------------   ----------------
Net asset value, beginning of period...        $  2.55                $ 2.70                $  9.87              $  9.98(c)
                                               -------                ------                -------              -------
Income (loss) from investment
  operations:
Net investment loss....................          (0.03)                (0.05)                 (0.17)               (0.30)
Net realized and unrealized gain (loss)
  on investments.......................          (0.92)                (0.10)                 (7.00)                0.19
                                               -------                ------                -------              -------
  Total income (loss) from investment
    operations.........................          (0.95)                (0.15)                 (7.17)               (0.11)
                                               -------                ------                -------              -------
Less distributions from net investment
  income...............................             --                    --                     --                (0.00)(d)
Less distributions from net realized
  gain.................................             --                    --                     --                (0.00)(d)
                                               -------                ------                -------              -------
  Total distributions from net
    investment income and net realized
    gains..............................             --                    --                     --                (0.00)
                                               -------                ------                -------              -------
Net asset value, end of period.........        $  1.60                $ 2.55                $  2.70              $  9.87
                                               =======                ======                =======              =======
Total return (e).......................         (37.25)%               (5.56)%               (72.64)%              (1.08)%
                                               =======                ======                =======              =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................        $ 1,733                $2,984                $ 3,460              $17,399
  Ratio of expenses to average
    net assets (f).....................           3.10%                 3.10%                  4.14%                2.84%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f).................           7.57%                 4.90%                  4.47%                3.22%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f).......................             --                    --                   4.88%                  --
  Ratio of net investment loss to
    average net assets (f).............          (2.86)%               (1.50)%                (3.09)%              (2.21)%
  Portfolio turnover rate..............            186%                  255%                   420%                 107%

                                            Class B Shares
                                         --------------------

                                             Period Ended
                                         October 31, 1999 (a)
                                         --------------------
Net asset value, beginning of period...         $27.09
                                                ------
Income (loss) from investment
  operations:
Net investment loss....................          (0.06)
Net realized and unrealized gain (loss)
  on investments.......................           2.92
                                                ------
  Total income (loss) from investment
    operations.........................           2.86
                                                ------
Less distributions from net investment
  income...............................             --
Less distributions from net realized
  gain.................................             --
                                                ------
  Total distributions from net
    investment income and net realized
    gains..............................             --
                                                ------
Net asset value, end of period.........         $29.95
                                                ======
Total return (e).......................          10.55%
                                                ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................         $1,552
  Ratio of expenses to average
    net assets (f).....................           2.40%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f).................           2.40%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f).......................             --
  Ratio of net investment loss to
    average net assets (f).............          (3.23)%
  Portfolio turnover rate..............            112%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of investment operations was October 6, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Net asset values at beginning of period have been restated to reflect a three for one stock split to shareholders of record on October 29, 1999, payable November 1, 1999.
(d)  Amount represents less than $0.01 per share.
(e) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX EMERGING TECHNOLOGY FUND                                        59
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                              Class C Shares
                                         ----------------------------------------------------------------------------------------
                                           Six Months Ended
                                         October 31, 2002 (b)      Period Ended            Year Ended            Period Ended
                                             (Unaudited)        April 30, 2002 (b)*   October 31, 2001 (b)   October 31, 2000 (a)
                                         --------------------   -------------------   --------------------   --------------------
Net asset value, beginning of period...        $  2.58                $ 2.72                $  9.95                $ 13.32
                                               -------                ------                -------                -------
Income (loss) from investment
  operations:
Net investment loss....................          (0.03)                (0.05)                 (0.15)                 (0.08)
Net realized and unrealized gain (loss)
  on investments.......................          (0.93)                (0.09)                 (7.08)                 (3.29)
                                               -------                ------                -------                -------
  Total income (loss) from investment
    operations.........................          (0.96)                (0.14)                 (7.23)                 (3.37)
                                               -------                ------                -------                -------
Less distributions from net investment
  income...............................             --                    --                     --                     --
Less distributions from net realized
  gain.................................             --                    --                     --                     --
Less distributions in excess of net
  realized gains.......................             --                    --                     --                     --
                                               -------                ------                -------                -------
  Total distributions from net
    investment income and net realized
    gains..............................             --                    --                     --                     --
                                               -------                ------                -------                -------
Net asset value, end of period.........        $  1.62                $ 2.58                $  2.72                $  9.95
                                               =======                ======                =======                =======
Total return (c).......................         (37.21)%               (5.15)%               (72.66)%               (25.30)%
                                               =======                ======                =======                =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................        $    14                $   37                $    28                $    93
  Ratio of expenses to average net
    assets (d).........................           3.10%                 3.10%                  4.21%                  2.99%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d).................           7.40%                 4.98%                  4.47%                  3.98%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (d).......................             --                    --                   4.51%                    --
  Ratio of net investment loss to
    average net assets (d).............          (2.85)%               (1.49)%                (2.81)%                (2.46)%
  Portfolio turnover rate..............            186%                  255%                   420%                   107%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of this class was July 20, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      60                                     ORBITEX HEALTH & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                Class A Shares
                                              -----------------------------------------------------------------------------------
                                                Six Months Ended
                                              October 31, 2002 (b)       Year Ended         Year Ended          Period Ended
                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (a) (b)
                                              --------------------   ------------------   --------------   ----------------------
Net asset value, beginning of period........        $ 14.94               $ 16.53            $ 17.33              $ 10.00
                                                    -------               -------            -------              -------
Income (loss) from investment operations:
Net investment loss.........................          (0.12)                (0.26)             (0.32)               (0.21)
Net realized and unrealized gain (loss) on
  investments...............................          (3.49)                (1.33)              0.03                 7.54(e)
                                                    -------               -------            -------              -------
  Total income (loss) from investment
    operations..............................          (3.61)                (1.59)             (0.29)                7.33
                                                    -------               -------            -------              -------
Less distributions from net investment
  income....................................             --                    --                 --                   --
Less distributions from net realized gain...             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
  Total distributions from net investment
    income and net realized gains...........             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
Net asset value, end of period..............        $ 11.33               $ 14.94            $ 16.53              $ 17.33
                                                    =======               =======            =======              =======
Total return (c)............................         (24.16)%               (9.62)%            (2.36)%              73.30%
                                                    =======               =======            =======              =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......        $30,852               $52,964            $77,112              $66,418
  Ratio of expenses to average net assets
    (d).....................................           2.50%                 2.20%              2.00%                2.00%
  Ratio of expenses to average net assets
    before waivers and reimbursements (d)...           2.61%                 2.31%              2.22%                3.02%
  Ratio of net investment loss to average
    net assets (d)..........................          (1.93)%               (1.48)%            (1.55)%              (1.33)%
  Portfolio turnover rate...................             54%                  172%               255%                 144%

---------------
(a)  The commencement of investment operations was July 15, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Fund shares in relation to fluctuating market values of the Fund's investment.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX HEALTH & BIOTECHNOLOGY FUND                                     61
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                Class B Shares
                                              -----------------------------------------------------------------------------------
                                                Six Months Ended
                                              October 31, 2002 (b)       Year Ended         Year Ended          Period Ended
                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (a) (b)
                                              --------------------   ------------------   --------------   ----------------------
Net asset value, beginning of period........        $ 14.67               $ 16.33            $ 17.28              $ 10.00
                                                    -------               -------            -------              -------
Income (loss) from investment operations:
Net investment loss.........................          (0.15)                (0.36)             (0.42)               (0.31)
Net realized and unrealized gain (loss) on
  investments...............................          (3.42)                (1.30)             (0.02)                7.59(e)
                                                    -------               -------            -------              -------
  Total income (loss) from investment
    operations..............................          (3.57)                (1.66)             (0.44)                7.28
                                                    -------               -------            -------              -------
Less distributions from net investment
  income....................................             --                    --                 --                   --
Less distributions from net realized gain...             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
  Total distributions from net investment
    income and net realized gains...........             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
Net asset value, end of period..............        $ 11.10               $ 14.67            $ 16.33              $ 17.28
                                                    =======               =======            =======              =======
Total return (c)............................         (24.34)%              (10.17)%            (3.24)%              72.80%
                                                    =======               =======            =======              =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......        $44,419               $70,851            $89,831              $74,925
  Ratio of expenses to average net assets
    (d).....................................           3.10%                 2.79%              2.60%                2.60%
  Ratio of expenses to average net assets
    before waivers and reimbursements (d)...           3.22%                 2.91%              2.81%                3.37%
  Ratio of net investment loss to average
    net assets (d)..........................          (2.53)%               (2.08)%            (2.14)%              (1.94)%
  Portfolio turnover rate...................             54%                  172%               255%                 144%

---------------
(a)  The commencement of investment operations was July 15, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Fund shares in relation to fluctuating market values of the Fund's investment.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      62                                     ORBITEX HEALTH & BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                Class C Shares
                                              -----------------------------------------------------------------------------------
                                                Six Months Ended
                                              October 31, 2002 (b)       Year Ended         Year Ended          Period Ended
                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (a) (b)
                                              --------------------   ------------------   --------------   ----------------------
Net asset value, beginning of period........        $ 14.68               $ 16.33            $ 17.28              $ 16.33
                                                    -------               -------            -------              -------
Income (loss) from investment operations:
Net investment loss.........................          (0.15)                (0.36)             (0.44)               (0.12)
Net realized and unrealized gain (loss) on
  investments...............................          (3.43)                (1.29)              0.00(f)              1.07(e)
                                                    -------               -------            -------              -------
  Total income (loss) from investment
    operations..............................          (3.58)                (1.65)             (0.44)                0.95
                                                    -------               -------            -------              -------
Less distributions from net investment
  income....................................             --                    --                 --                   --
Less distributions from net realized gain...             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
  Total distributions from net investment
    income and net realized gains...........             --                    --              (0.51)                  --
                                                    -------               -------            -------              -------
Net asset value, end of period..............        $ 11.10               $ 14.68            $ 16.33              $ 17.28
                                                    =======               =======            =======              =======
Total return (c)............................         (24.39)%              (10.10)%            (3.07)%               5.82%
                                                    =======               =======            =======              =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......        $18,023               $31,406            $44,999              $38,393
  Ratio of expenses to average net assets
    (d).....................................           3.10%                 2.80%              2.60%                2.60%
  Ratio of expenses to average net assets
    before waivers and reimbursements (d)...           3.21%                 2.91%              2.80%                3.00%
  Ratio of net investment loss to average
    net assets (d)..........................          (2.53)%               (2.08)%            (2.15)%              (1.94)%
  Portfolio turnover rate...................             54%                  172%               255%                 144%

---------------
(a)  The commencement of this class was January 18, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Fund shares in relation to fluctuating market values of the Fund's investment.
(f)  Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX MEDICAL SCIENCES FUND                                           63
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                  Class A Shares
                                                  -------------------------------------------------------------------------------
                                                  Six Months
                                                     Ended       Period        Year          Year          Year         Period
                                                  October 31,     Ended        Ended         Ended         Ended         Ended
                                                   2002 (b)     April 30,   October 31,   October 31,   October 31,   October 31,
                                                  (Unaudited)   2002 (b)*    2001 (b)        2000          1999        1998 (a)
                                                  -----------   ---------   -----------   -----------   -----------   -----------
Net asset value, beginning of period............    $ 5.26       $  7.30      $ 10.40(c)    $ 16.11       $10.32        $10.00
                                                    ------       -------      -------       -------       ------        ------
Income (loss) from investment operations:
Net investment income (loss)....................     (0.05)        (0.08)       (0.25)        (0.23)       (0.10)         0.04
Net realized and unrealized gain (loss) on
  investments...................................     (1.13)        (1.96)       (2.85)        15.75         5.89          0.28
                                                    ------       -------      -------       -------       ------        ------
  Total income (loss) from investment
    operations..................................     (1.18)        (2.04)       (3.10)        15.52         5.79          0.32
                                                    ------       -------      -------       -------       ------        ------
Less distributions from net investment income...        --            --           --         (0.00)(d)       --            --
Less distributions from net realized gain.......        --            --           --         (0.43)          --            --
                                                    ------       -------      -------       -------       ------        ------
  Total distributions from net investment income
    and net realized gains......................        --            --           --         (0.43)          --            --
                                                    ------       -------      -------       -------       ------        ------
Net asset value, end of period..................    $ 4.08       $  5.26      $  7.30       $ 31.20       $16.11        $10.32
                                                    ======       =======      =======       =======       ======        ======
Total return (e)................................    (22.43)%      (27.95)%     (29.81)%       98.43%       56.11%         3.20%
                                                    ======       =======      =======       =======       ======        ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)..........    $5,153       $ 8,125      $12,949       $26,565       $1,401        $  214
  Ratio of expenses to average net assets (f)...      2.50%         2.50%        3.66%         2.02%        1.87%         0.00%
  Ratio of expenses to average net assets before
    waivers and reimbursements (f)..............      4.95%         3.18%        3.89%         2.85%       16.73%        51.07%
  Ratio of expenses to average net assets
    including extraordinary expenses (f)........        --            --         4.08%           --           --            --
  Ratio of net investments income (loss) to
    average net assets (f)......................     (2.19)%       (2.27)%      (2.76)%       (0.82)%      (1.00)%        0.66%
  Portfolio turnover rate.......................        29%           70%         185%          141%          61%           82%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of investment operations was January 6, 1998.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Net asset values at beginning of period have been restated to reflect a three for one stock split to shareholders of record on December 14, 2000, payable December 15, 2000.
(d)  Amount represents less than $0.01 per share.
(e) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      64                                           ORBITEX MEDICAL SCIENCES FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                       Class B Shares
                                    ------------------------------------------------------------------------------------
                                      Six Months Ended
                                    October 31, 2002 (b)      Period Ended            Year Ended           Year Ended
                                        (Unaudited)        April 30, 2002 (b)*   October 31, 2001 (b)   October 31, 2000
                                    --------------------   -------------------   --------------------   ----------------
Net asset value, beginning of
  period..........................        $  5.17                $  7.20               $ 10.32(c)           $ 16.11
                                          -------                -------               -------              -------
Income (loss) from investment
  operations:
Net investment loss...............          (0.06)                 (0.10)                (0.30)               (0.40)
Net realized and unrealized gain
  (loss) on investments...........          (1.12)                 (1.93)                (2.82)               15.67
                                          -------                -------               -------              -------
  Total income (loss) from
    investment operations.........          (1.18)                 (2.03)                (3.12)               15.27
                                          -------                -------               -------              -------
Less distributions from net
  investment income...............             --                     --                    --                (0.00)(d)
Less distributions from net
  realized gain...................             --                     --                    --                (0.43)
                                          -------                -------               -------              -------
  Total distributions from net
    investment income and net
    realized gains................             --                     --                    --                (0.43)
                                          -------                -------               -------              -------
Net asset value, end of period....        $  3.99                $  5.17               $  7.20              $ 30.95
                                          =======                =======               =======              =======
Total return (e)..................         (22.82)%               (28.19)%              (30.23)%              96.85%
                                          =======                =======               =======              =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)........................        $ 3,311                $ 5,456               $ 8,672              $16,568
  Ratio of expenses to average
    net assets (f)................           3.10%                  3.10%                 4.21%                2.61%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f)............           5.54%                  3.78%                 4.42%                3.42%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f)..................             --                     --                  4.66%                  --
  Ratio of net investment loss to
    average net assets (f)........          (2.78)%                (2.87)%               (3.36)%              (1.39)%
  Portfolio turnover rate.........             29%                    70%                  185%                 141%

                                       Class B Shares
                                    --------------------

                                        Period Ended
                                    October 31, 1999 (a)
                                    --------------------
Net asset value, beginning of
  period..........................         $16.95
                                           ------
Income (loss) from investment
  operations:
Net investment loss...............          (0.01)
Net realized and unrealized gain
  (loss) on investments...........          (0.83)
                                           ------
  Total income (loss) from
    investment operations.........          (0.84)
                                           ------
Less distributions from net
  investment income...............             --
Less distributions from net
  realized gain...................             --
                                           ------
  Total distributions from net
    investment income and net
    realized gains................             --
                                           ------
Net asset value, end of period....         $16.11
                                           ======
Total return (e)..................          (4.98)%
                                           ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)........................         $   25
  Ratio of expenses to average
    net assets (f)................           2.40%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (f)............          17.43%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (f)..................             --
  Ratio of net investment loss to
    average net assets (f)........          (1.51)%
  Portfolio turnover rate.........             61%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of this class was October 12, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Net asset values at beginning of period have been restated to reflect a three for one stock split to shareholders of record on December 14, 2000, payable December 15, 2000.
(d)  Amount represents less than $0.01 per share.
(e) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(f)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX MEDICAL SCIENCES FUND                                           65
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                              Class C Shares
                                         ----------------------------------------------------------------------------------------
                                           Six Months Ended
                                         October 31, 2002 (b)      Period Ended            Year Ended            Period Ended
                                             (Unaudited)        April 30, 2002 (b)*   October 31, 2001 (b)   October 31, 2000 (a)
                                         --------------------   -------------------   --------------------   --------------------
Net asset value, beginning of period...        $  5.21                $  7.28               $ 10.37(c)              $30.05
                                               -------                -------               -------                 ------
Income (loss) from investment
  operations:
Net investment loss....................          (0.06)                 (0.10)                (0.29)                 (0.23)
Net realized and unrealized gain (loss)
  on investments.......................          (1.12)                 (1.97)                (2.80)                  1.29
                                               -------                -------               -------                 ------
  Total income (loss) from investment
    operations.........................          (1.18)                 (2.07)                (3.09)                  1.06
                                               -------                -------               -------                 ------
Less distributions from net investment
  income...............................             --                     --                    --                     --
Less distributions from net realized
  gain.................................             --                     --                    --                     --
Less distributions in excess of net
  realized gains.......................             --                     --                    --                     --
                                               -------                -------               -------                 ------
  Total distributions from net
    investment income and net realized
    gains..............................             --                     --                    --                     --
                                               -------                -------               -------                 ------
Net asset value, end of period.........        $  4.03                $  5.21               $  7.28                 $31.11
                                               =======                =======               =======                 ======
Total return (d).......................         (22.65)%               (28.43)%              (29.80)%                 3.53%
                                               =======                =======               =======                 ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).............................        $   120                $   154               $    80                 $   47
  Ratio of expenses to average net
    assets (e).........................           3.10%                  3.10%                 4.42%                  3.00%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (e).................           5.57%                  3.85%                 4.59%                  3.82%
  Ratio of expenses to average net
    assets including extraordinary
    expenses (e).......................             --                     --                  4.70%                    --
  Ratio of net investment loss to
    average net assets (e).............          (2.79)%                (2.87)%               (3.42)%                (2.16)%
  Portfolio turnover rate..............             29%                    70%                  185%                   141%

---------------
 * Results shown are for the period November 1, 2001 through April 30, 2002, which represents a change in fiscal year end.
(a)  The commencement of this class was July 20, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Net asset values at beginning of period have been restated to reflect a three for one stock split to shareholders of record on December 14, 2000, payable December 15, 2000.
(d) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(e)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      66                                   ORBITEX ENERGY & BASIC MATERIALS FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                   Class A Shares
                                   -------------------------------------------------------------------------------
                                     Six Months Ended
                                   October 31, 2002 (b)       Year Ended         Year Ended         Year Ended
                                       (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                   --------------------   ------------------   --------------   ------------------
Net asset value, beginning of
  period.........................        $ 17.04                $20.43             $18.62             $14.92
                                         -------                ------             ------             ------
Income (loss) from investment
  operations:
Net investment income (loss).....          (0.10)                (0.22)             (0.12)             (0.07)
Net realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions...................          (3.70)                (1.63)              3.18               3.77
                                         -------                ------             ------             ------
  Total income (loss) from
    investment operations........          (3.80)                (1.85)              3.06               3.70
                                         -------                ------             ------             ------
Less distributions from net
  investment income..............             --                    --                 --                 --
Less distributions from net
  realized gain..................             --                 (1.54)             (1.25)                --
                                         -------                ------             ------             ------
  Total distributions from net
    investment income and net
    realized gains...............             --                 (1.54)             (1.25)                --
                                         -------                ------             ------             ------
Net asset value, end of period...        $ 13.24                $17.04             $20.43             $18.62
                                         =======                ======             ======             ======
Total return (c).................         (22.30)%               (7.14)%            18.83%             24.80%
                                         =======                ======             ======             ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).......................        $ 3,548                $4,490             $8,163             $3,658
  Ratio of expenses to average
    net assets (d)...............           2.50%                 2.29%              2.00%              2.00%
  Ratio of expenses to average
    net assets before waivers and
    reimbursements (d)...........           4.55%                 3.86%              3.73%              4.80%
  Ratio of net investment income
    (loss) to average net assets
    (d)..........................          (1.36)%               (1.39)%            (0.93)%            (0.48)%
  Portfolio turnover rate........            579%                  835%               476%               735%

                                               Class A Shares
                                   ---------------------------------------

                                       Year Ended          Period Ended
                                   April 30, 1999 (b)   April 30, 1998 (a)
                                   ------------------   ------------------
Net asset value, beginning of
  period.........................        $16.54               $15.00
                                         ------               ------
Income (loss) from investment
  operations:
Net investment income (loss).....          0.00(f)              0.38(e)
Net realized and unrealized gain
  (loss) on investments and
  foreign currency
  transactions...................         (1.25)                1.22
                                         ------               ------
  Total income (loss) from
    investment operations........         (1.25)                1.60
                                         ------               ------
Less distributions from net
  investment income..............         (0.37)               (0.03)
Less distributions from net
  realized gain..................          0.00(f)             (0.03)
                                         ------               ------
  Total distributions from net
    investment income and net
    realized gains...............         (0.37)               (0.06)
                                         ------               ------
Net asset value, end of period...        $14.92               $16.54
                                         ======               ======
Total return (c).................         (6.86)%              10.74%
                                         ======               ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).......................        $4,286               $5,698
  Ratio of expenses to average
    net assets (d)...............          2.19%                2.45%
  Ratio of expenses to average
    net assets before waivers and
    reimbursements (d)...........          8.76%                9.27%
  Ratio of net investment income
    (loss) to average net assets
    (d)..........................          0.00%                6.12%(e)
  Portfolio turnover rate........           921%                 519%

---------------
(a)  The commencement of investment operations was October 22, 1997.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.
(f)  Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX ENERGY & BASIC MATERIALS FUND                                   67
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                          Class B Shares
                                          -------------------------------------------------------------------------------
                                            Six Months Ended
                                          October 31, 2002 (b)       Year Ended         Year Ended         Year Ended
                                              (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                          --------------------   ------------------   --------------   ------------------
Net asset value, beginning of period....        $ 16.73                $20.26             $18.58             $14.98
                                                -------                ------             ------             ------
Income (loss) from investment
  operations:
Net investment loss.....................          (0.14)                (0.31)             (0.18)             (0.18)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions..........................          (3.63)                (1.68)              3.11               3.78
                                                -------                ------             ------             ------
  Total income (loss) from investment
    operations..........................          (3.77)                (1.99)              2.93               3.60
                                                -------                ------             ------             ------
Less distributions from net investment
  income................................             --                    --                 --                 --
Less distributions from net realized
  gain..................................             --                 (1.54)             (1.25)                --
                                                -------                ------             ------             ------
  Total distributions from net
    investment income and net realized
    gains...............................             --                 (1.54)             (1.25)                --
                                                -------                ------             ------             ------
Net asset value, end of period..........        $ 12.96                $16.73             $20.26             $18.58
                                                =======                ======             ======             ======
Total return (c)........................         (22.53)%               (7.91)%            18.15%             24.03%
                                                =======                ======             ======             ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................        $ 3,609                $4,977             $6,317             $2,377
  Ratio of expenses to average net
    assets (d)..........................           3.10%                 2.90%              2.60%              2.60%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................           5.17%                 4.53%              4.32%              4.67%
  Ratio of net investment loss to
    average net assets (d)..............          (1.93)%               (2.01)%            (1.50)%            (1.12)%
  Portfolio turnover rate...............            579%                  835%               476%               735%

                                              Class B Shares
                                          ----------------------

                                               Period Ended
                                          April 30, 1999 (a) (b)
                                          ----------------------
Net asset value, beginning of period....          $12.22
                                                  ------
Income (loss) from investment
  operations:
Net investment loss.....................           (0.05)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions..........................            3.21(e)
                                                  ------
  Total income (loss) from investment
    operations..........................            3.16
                                                  ------
Less distributions from net investment
  income................................           (0.40)
Less distributions from net realized
  gain..................................            0.00(f)
                                                  ------
  Total distributions from net
    investment income and net realized
    gains...............................           (0.40)
                                                  ------
Net asset value, end of period..........          $14.98
                                                  ======
Total return (c)........................           26.92%
                                                  ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................          $  408
  Ratio of expenses to average net
    assets (d)..........................            2.40%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................            8.49%
  Ratio of net investment loss to
    average net assets (d)..............           (0.66)%
  Portfolio turnover rate...............             921%

---------------
(a)  The commencement of this class was September 21, 1998.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser.
(f)  Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      68                                         ORBITEX FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                      Class A Shares
                                                              --------------------------------------------------------------
                                                                Six Months Ended
                                                              October 31, 2002 (b)       Year Ended          Period Ended
                                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001 (a)
                                                              --------------------   ------------------   ------------------
Net asset value, beginning of period........................        $ 11.40                $10.92               $10.00
                                                                    -------                ------               ------
Income (loss) from investment operations:
Net investment loss.........................................          (0.04)                (0.08)               (0.01)
Net realized and unrealized gain (loss) on investments......          (1.82)                 0.56                 0.98
                                                                    -------                ------               ------
  Total income (loss) from investment operations............          (1.86)                 0.48                 0.97
                                                                    -------                ------               ------
Less distributions from net investment income...............             --                    --                   --
Less distributions from net realized gain...................             --                    --                (0.05)
                                                                    -------                ------               ------
  Total distributions from net investment income and net
    realized gains..........................................             --                    --                (0.05)
                                                                    -------                ------               ------
Net asset value, end of period..............................        $  9.54                $11.40               $10.92
                                                                    =======                ======               ======
Total return (c)............................................         (16.32)%                4.40%                9.71%
                                                                    =======                ======               ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................        $ 1,873                $2,956               $5,883
  Ratio of expenses to average net assets (d)...............           2.50%                 2.30%                2.00%
  Ratio of expenses to average net assets before waivers and
    reimbursements (d)......................................           6.56%                 4.96%                4.65%
  Ratio of net investment loss to average net assets (d)....          (0.85)%               (0.74)%              (0.13)%
  Portfolio turnover rate...................................             10%                   55%                  21%

---------------
(a)  The commencement of investment operations was August 1, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FINANCIAL SERVICES FUND                                         69
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                      Class B Shares
                                                              --------------------------------------------------------------
                                                                Six Months Ended
                                                              October 31, 2002 (b)       Year Ended          Period Ended
                                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001 (a)
                                                              --------------------   ------------------   ------------------
Net asset value, beginning of period........................        $ 11.30                $10.88               $10.00
                                                                    -------                ------               ------
Income (loss) from investment operations:
Net investment loss.........................................          (0.07)                (0.15)               (0.04)
Net realized and unrealized gain (loss) on investments......          (1.80)                 0.57                 0.97
                                                                    -------                ------               ------
  Total income (loss) from investment operations............          (1.87)                 0.42                 0.93
                                                                    -------                ------               ------
Less distributions from net investment income...............             --                    --                   --
Less distributions from net realized gain...................             --                    --                (0.05)
                                                                    -------                ------               ------
  Total distributions from net investment income and net
    realized gains..........................................             --                    --                (0.05)
                                                                    -------                ------               ------
Net asset value, end of period..............................        $  9.43                $11.30               $10.88
                                                                    =======                ======               ======
Total return (c)............................................         (16.55)%                3.86%                9.31%
                                                                    =======                ======               ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................        $ 2,433                $2,895               $4,419
  Ratio of expenses to average net assets (d)...............           3.10%                 2.94%                2.60%
  Ratio of expenses to average net assets before waivers and
    reimbursements (d)......................................           7.21%                 5.60%                5.32%
  Ratio of net investment loss to average net assets (d)....          (1.44)%               (1.39)%              (0.73)%
  Portfolio turnover rate...................................             10%                   55%                  21%

---------------
(a)  The commencement of investment operations was August 1, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      70                                         ORBITEX FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                      Class C Shares
                                                              --------------------------------------------------------------
                                                                Six Months Ended
                                                              October 31, 2002 (b)       Year Ended          Period Ended
                                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001 (a)
                                                              --------------------   ------------------   ------------------
Net asset value, beginning of period........................        $ 11.29                $10.89               $10.00
                                                                    -------                ------               ------
Income (loss) from investment operations:
Net investment loss.........................................          (0.07)                (0.17)               (0.03)
Net realized and unrealized gain (loss) on investments......          (1.79)                 0.57                 0.97
                                                                    -------                ------               ------
  Total income (loss) from investment operations............          (1.86)                 0.40                 0.94
                                                                    -------                ------               ------
Less distributions from net investment income...............             --                    --                   --
Less distributions from net realized gain...................             --                    --                (0.05)
                                                                    -------                ------               ------
  Total distributions from net investment income and net
    realized gains..........................................             --                    --                (0.05)
                                                                    -------                ------               ------
Net asset value, end of period..............................        $  9.43                $11.29               $10.89
                                                                    =======                ======               ======
Total return (c)............................................         (16.47)%                3.67%                9.41%
                                                                    =======                ======               ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......................        $   339                $  487               $  609
  Ratio of expenses to average net assets (d)...............           3.10%                 3.08%                2.60%
  Ratio of expenses to average net assets before waivers and
    reimbursements (d)......................................           7.17%                 5.75%                5.17%
  Ratio of net investment loss to average net assets (d)....          (1.46)%               (1.54)%              (0.72)%
  Portfolio turnover rate...................................             10%                   55%                  21%

---------------
(a)  The commencement of investment operations was August 1, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assumes no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FOCUS 30 FUND                                                   71
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                          Class A Shares
                                          -------------------------------------------------------------------------------
                                            Six Months Ended
                                          October 31, 2002 (b)       Year Ended         Year Ended      Six Months Ended
                                              (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                          --------------------   ------------------   --------------   ------------------
Net asset value, beginning of period....        $ 11.94               $ 14.33            $ 19.17             $21.96
                                                -------               -------            -------             ------
Income (loss) from investment
  operations:
Net investment loss.....................          (0.00)(f)             (0.95)             (0.18)             (0.71)
Net realized and unrealized gain (loss)
  on investments........................          (1.97)                (1.03)             (1.80)              1.17
                                                -------               -------            -------             ------
  Total income (loss) from investment
    operations..........................          (1.97)                (1.98)             (1.98)              0.46
                                                -------               -------            -------             ------
Less distributions from net investment
  income................................             --                    --                 --                 --
Less distributions from net realized
  gain..................................             --                 (0.35)             (2.86)             (3.25)
Less distributions from capital.........             --                 (0.06)                --                 --
                                                -------               -------            -------             ------
  Total distributions from net
    investment income, net realized
    gains and capital...................             --                 (0.41)             (2.86)             (3.25)
                                                -------               -------            -------             ------
Net asset value, end of period..........        $  9.97               $ 11.94            $ 14.33             $19.17
                                                =======               =======            =======             ======
Total return (c)........................         (16.92)%              (13.82)%           (10.35)%             1.36%
                                                =======               =======            =======             ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................        $   249               $   380            $   946             $1,126
  Ratio of expenses to average net
    assets (d) (e)......................           1.90%                 8.88%              2.78%              8.35%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................           4.29%                11.03%              4.64%             10.75%
  Ratio of net investment loss to
    average net assets (d)..............          (0.02)%               (7.15)%            (1.32)%            (7.19)%
  Portfolio turnover rate...............              1%                    1%                43%                30%

                                             Class A Shares
                                          --------------------

                                              Period Ended
                                          October 31, 1999 (a)
                                          --------------------
Net asset value, beginning of period....         $22.76
                                                 ------
Income (loss) from investment
  operations:
Net investment loss.....................          (0.08)
Net realized and unrealized gain (loss)
  on investments........................          (0.72)
                                                 ------
  Total income (loss) from investment
    operations..........................          (0.80)
                                                 ------
Less distributions from net investment
  income................................             --
Less distributions from net realized
  gain..................................             --
Less distributions from capital.........             --
                                                 ------
  Total distributions from net
    investment income, net realized
    gains and capital...................             --
                                                 ------
Net asset value, end of period..........         $21.96
                                                 ======
Total return (c)........................          (3.51)%
                                                 ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................         $   60
  Ratio of expenses to average net
    assets (d) (e)......................           3.58%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................           6.22%
  Ratio of net investment loss to
    average net assets (d)..............          (2.60)%
  Portfolio turnover rate...............             61%

---------------
(a)  The commencement of this class was July 12, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Ratio includes amounts relating to the litigation expenses and litigation settlement costs recognized in the period (see Note 3). If such expenses had not been incurred, the ratios of expenses to average net assets would be 1.67%, 1.36%, 1.13% and 1.00%, respectively.
(f)  Amount represents less than $0.01 per share.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      72                                                   ORBITEX FOCUS 30 FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                           Class B Shares
                                           -------------------------------------------------------------------------------
                                             Six Months Ended
                                           October 31, 2002 (b)       Year Ended         Year Ended      Six Months Ended
                                               (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                           --------------------   ------------------   --------------   ------------------
Net asset value, beginning of period.....        $ 11.75               $ 14.18            $ 19.12             $ 21.94
                                                 -------               -------            -------             -------
Income (loss) from investment operations:
Net investment loss......................          (0.03)                (1.29)             (0.14)              (1.22)
Net realized and unrealized gain (loss)
  on investments.........................          (1.94)                (0.73)             (1.94)               1.65
                                                 -------               -------            -------             -------
  Total income (loss) from investment
    operations...........................          (1.97)                (2.02)             (2.08)               0.43
                                                 -------               -------            -------             -------
Less distributions from net investment
  income.................................                                   --                 --                  --
Less distributions from net realized
  gain...................................             --                 (0.35)             (2.86)              (3.25)
Less distributions from capital..........             --                 (0.06)                --                  --
                                                 -------               -------            -------             -------
  Total distributions from net investment
    income, net realized gains and
    capital..............................             --                 (0.41)             (2.86)              (3.25)
                                                 -------               -------            -------             -------
Net asset value, end of period...........        $  9.78               $ 11.75            $ 14.18             $ 19.12
                                                 =======               =======            =======             =======
Total return (c).........................         (17.12)%              (14.25)%           (10.96)%              1.22%
                                                 =======               =======            =======             =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)...        $ 1,798               $ 1,901            $   935             $   914
  Ratio of expenses to average net assets
    (d) (e)..............................           2.50%                11.89%              3.29%              13.22%
  Ratio of expenses to average net assets
    before waivers and reimbursements
    (d)..................................           4.98%                14.09%              5.12%              15.62%
  Ratio of net investment loss to average
    net assets (d).......................          (0.25)%              (10.22)%            (1.84)%            (12.23)%
  Portfolio turnover rate................              1%                    1%                43%                 30%

                                              Class B Shares
                                           --------------------

                                               Period Ended
                                           October 31, 1999 (a)
                                           --------------------
Net asset value, beginning of period.....         $22.76
                                                  ------
Income (loss) from investment operations:
Net investment loss......................          (0.10)
Net realized and unrealized gain (loss)
  on investments.........................          (0.72)
                                                  ------
  Total income (loss) from investment
    operations...........................          (0.82)
                                                  ------
Less distributions from net investment
  income.................................             --
Less distributions from net realized
  gain...................................             --
Less distributions from capital..........             --
                                                  ------
  Total distributions from net investment
    income, net realized gains and
    capital..............................             --
                                                  ------
Net asset value, end of period...........         $21.94
                                                  ======
Total return (c).........................          (3.60)%
                                                  ======
Ratios and supplemental data:
  Net assets, end of period (in 000's)...         $   10
  Ratio of expenses to average net assets
    (d) (e)..............................           4.58%
  Ratio of expenses to average net assets
    before waivers and reimbursements
    (d)..................................           7.28%
  Ratio of net investment loss to average
    net assets (d).......................          (3.53)%
  Portfolio turnover rate................             61%

---------------
(a)  The commencement of this class was July 12, 1999.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Ratio includes amounts relating to the litigation expenses and litigation settlement costs recognized in the period (see Note 3). If such expenses had not been incurred, the ratios of expenses to average net assets would be 2.40%, 1.91%, 1.74% and 1.60%, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX FOCUS 30 FUND                                                   73
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                              Class D Shares (a)
                                -------------------------------------------------------------------------------
                                  Six Months Ended                                               Six Months
                                October 31, 2002 (b)       Year Ended         Year Ended           Ended
                                    (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                --------------------   ------------------   --------------   ------------------
Net asset value, beginning of
  period......................        $ 12.05               $ 14.41            $ 19.21             $ 21.97
                                      -------               -------            -------             -------
Income (loss) from investment
  operations:
Net investment income
  (loss)......................           0.02                 (0.97)             (0.20)              (0.21)
Net realized and unrealized
  gain (loss) on
  investments.................          (1.98)                (0.98)             (1.74)               0.70
                                      -------               -------            -------             -------
  Total income (loss) from
    investment operations.....          (1.96)                (1.95)             (1.94)               0.49
                                      -------               -------            -------             -------
Less distributions from net
  investment income...........                                   --                 --                  --
Less distributions in excess
  of net investment income....             --                    --                 --                  --
Less distributions from net
  realized gain...............             --                 (0.35)             (2.86)              (3.25)
Less distributions from
  capital.....................             --                 (0.06)                --                  --
                                      -------               -------            -------             -------
  Total distributions from net
    investment income, net
    realized gains and
    capital...................             --                 (0.41)             (2.86)              (3.25)
                                      -------               -------            -------             -------
Net asset value, end of
  period......................        $ 10.09               $ 12.05            $ 14.41             $ 19.21
                                      =======               =======            =======             =======
Total return (c)..............         (16.27)%              (13.53)%           (10.12)%              1.50%
                                      =======               =======            =======             =======
Ratios and supplemental data:
  Net assets, end of period
    (in 000's)................        $ 5,062               $ 6,614            $ 9,298             $14,074
  Ratio of expenses to average
    net assets (d)............           1.50%                 9.02%(e)           2.42%(e)            3.38%(e)
  Ratio of expenses to average
    net assets before waivers
    and reimbursements (d)....           3.93%                11.19%              4.39%               5.65%
  Ratio of net investment
    income (loss) to average
    net assets (d)............           0.44%                (7.32)%            (0.97)%             (2.06)%
  Portfolio turnover rate.....              1%                    1%                43%                 30%

                                    Class D Shares (a)
                                ---------------------------
                                  Year Ended October 31,
                                ---------------------------
                                 1999      1998      1997
                                -------   -------   -------
Net asset value, beginning of
  period......................  $ 19.02   $ 17.21   $ 14.13
                                -------   -------   -------
Income (loss) from investment
  operations:
Net investment income
  (loss)......................    (0.27)     0.32      0.18
Net realized and unrealized
  gain (loss) on
  investments.................     4.62      2.54      3.34
                                -------   -------   -------
  Total income (loss) from
    investment operations.....     4.35      2.86      3.52
                                -------   -------   -------
Less distributions from net
  investment income...........       --     (0.27)    (0.18)
Less distributions in excess
  of net investment income....       --        --     (0.11)
Less distributions from net
  realized gain...............    (1.40)    (0.78)    (0.15)
Less distributions from
  capital.....................       --        --        --
                                -------   -------   -------
  Total distributions from net
    investment income, net
    realized gains and
    capital...................    (1.40)    (1.05)    (0.44)
                                -------   -------   -------
Net asset value, end of
  period......................  $ 21.97   $ 19.02   $ 17.21
                                =======   =======   =======
Total return (c)..............    24.08%    17.13%    25.18%
                                =======   =======   =======
Ratios and supplemental data:
  Net assets, end of period
    (in 000's)................  $18,429   $29,535   $21,127
  Ratio of expenses to average
    net assets (d)............     3.11%(e)    0.18%    0.42%
  Ratio of expenses to average
    net assets before waivers
    and reimbursements (d)....     4.41%     0.91%     1.05%
  Ratio of net investment
    income (loss) to average
    net assets (d)............    (1.41)%    1.60%     1.51%
  Portfolio turnover rate.....       61%      196%      265%

---------------
(a) The information prior to July 12, 1999 reflects the operations of the ASM Index 30 Fund, Inc., which was reorganized into Class D shares of the Orbitex Focus 30 Fund.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions. Had the Adviser, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Ratio includes amounts relating to the general operating expense and litigation expenses and litigation settlement costs recognized as a result of the termination of the investment advisory agreement with the former Adviser. If such expenses had not been incurred, the ratio of expense to average net assets would be 1.31%, 0.95%, 0.70% and 1.03%, respectively.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      74                                                     ORBITEX GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                   Class A Shares
                                   -------------------------------------------------------------------------------
                                     Six Months Ended
                                   October 31, 2002 (b)       Year Ended         Year Ended         Year Ended
                                       (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                   --------------------   ------------------   --------------   ------------------
Net asset value, beginning of
  period.........................        $ 19.75               $ 24.28            $ 31.19            $ 18.66
                                         -------               -------            -------            -------
Income (loss) from investment
  operations:
Net investment income (loss).....          (0.11)                (0.30)             (0.53)             (0.57)
Net realized and unrealized gain
  (loss) on investments..........          (5.58)                (4.23)             (6.38)             14.12(f)
                                         -------               -------            -------            -------
  Total income (loss) from
    investment operation.........          (5.69)                (4.53)             (6.91)             13.55
                                         -------               -------            -------            -------
Less distributions from net
  investment income..............             --                    --                 --                 --
Less distributions from net
  realized gain..................             --                    --                 --              (0.54)
Less distributions in excess of
  net realized gains.............             --                    --                 --              (0.48)
                                         -------               -------            -------            -------
  Total distributions from net
    investment income and net
    realized gains...............             --                    --                 --              (1.02)
                                         -------               -------            -------            -------
Net asset value, end of period...        $ 14.06               $ 19.75            $ 24.28            $ 31.19
                                         =======               =======            =======            =======
Total return (c).................         (28.81)%              (18.66)%           (22.15)%            73.29%
                                         =======               =======            =======            =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).......................        $ 5,279               $ 8,405            $14,538            $20,065
  Ratio of expenses to average
    net assets (d)...............           2.50%                 2.30%              2.00%              2.00%
  Ratio of expenses to average
    net assets before waivers and
    reimbursements (d)...........           3.40%                 2.87%              2.07%              3.21%
  Ratio of net investment income
    (loss) to average net assets
    (d)..........................          (1.33)%               (1.39)%            (1.66)%            (1.68)%
  Portfolio turnover rate........             58%                  158%               465%               254%

                                               Class A Shares
                                   ---------------------------------------

                                       Year Ended          Period Ended
                                   April 30, 1999 (b)   April 30, 1998 (a)
                                   ------------------   ------------------
Net asset value, beginning of
  period.........................        $17.93               $15.00
                                         ------               ------
Income (loss) from investment
  operations:
Net investment income (loss).....         (0.15)                0.26(e)
Net realized and unrealized gain
  (loss) on investments..........          1.70                 2.67
                                         ------               ------
  Total income (loss) from
    investment operation.........          1.55                 2.93
                                         ------               ------
Less distributions from net
  investment income..............         (0.19)                  --
Less distributions from net
  realized gain..................         (0.63)                  --
Less distributions in excess of
  net realized gains.............            --                   --
                                         ------               ------
  Total distributions from net
    investment income and net
    realized gains...............         (0.82)                  --
                                         ------               ------
Net asset value, end of period...        $18.66               $17.93
                                         ======               ======
Total return (c).................          9.07%               19.53%
                                         ======               ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's).......................        $1,422               $  891
  Ratio of expenses to average
    net assets (d)...............          1.93%                2.11%
  Ratio of expenses to average
    net assets before waivers and
    reimbursements (d)...........         23.92%               50.13%
  Ratio of net investment income
    (loss) to average net assets
    (d)..........................         (0.85)%               4.41%(e)
  Portfolio turnover rate........           957%                 448%

---------------
(a)  The commencement of investment operations was October 22, 1997.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Adviser during the current fiscal year.
(f) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Fund shares in relation to fluctuating market values of the Fund's investments.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX GROWTH FUND                                                     75
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                          Class B Shares
                                          -------------------------------------------------------------------------------
                                            Six Months Ended
                                          October 31, 2002 (b)       Year Ended         Year Ended         Year Ended
                                              (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (b)
                                          --------------------   ------------------   --------------   ------------------
Net asset value, beginning of period....        $ 19.47               $ 24.08            $ 31.10            $ 18.61
                                                -------               -------            -------            -------
Income (loss) from investment
  operations:
Net investment loss.....................          (0.16)                (0.43)             (0.64)             (0.95)
Net realized and unrealized gain (loss)
  on investments........................          (5.49)                (4.18)             (6.38)             14.46(e)
                                                -------               -------            -------            -------
  Total income (loss) from investment
    operations..........................          (5.65)                (4.61)             (7.02)             13.51
                                                -------               -------            -------            -------
Less distributions from net investment
  income................................             --                    --                 --                 --
Less distributions from net realized
  gain..................................             --                    --                 --              (0.54)
Less distributions in excess of net
  realized gain.........................             --                    --                 --              (0.48)
                                                -------               -------            -------            -------
  Total distributions from net
    investment income and net realized
    gains...............................             --                    --                 --              (1.02)
                                                -------               -------            -------            -------
Net asset value, end of period..........        $ 13.82               $ 19.47            $ 24.08            $ 31.10
                                                =======               =======            =======            =======
Total return (c)........................         (29.02)%              (19.14)%           (22.57)%            73.28%
                                                =======               =======            =======            =======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................        $ 3,825               $ 6,678            $11,050            $12,461
  Ratio of expenses to average net
    assets (d)..........................           3.10%                 2.91%              2.60%              2.60%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................           3.97%                 3.48%              2.67%              3.20%
  Ratio of net investment loss to
    average net assets (d)..............          (1.93)%               (1.99)%            (2.24)%            (2.34)%
  Portfolio turnover rate...............             58%                  158%               465%               254%

                                              Class B Shares
                                          ----------------------

                                               Period Ended
                                          April 30, 1999 (a) (b)
                                          ----------------------
Net asset value, beginning of period....          $16.46
                                                  ------
Income (loss) from investment
  operations:
Net investment loss.....................           (0.12)
Net realized and unrealized gain (loss)
  on investments........................            3.11
                                                  ------
  Total income (loss) from investment
    operations..........................            2.99
                                                  ------
Less distributions from net investment
  income................................           (0.21)
Less distributions from net realized
  gain..................................           (0.63)
Less distributions in excess of net
  realized gain.........................              --
                                                  ------
  Total distributions from net
    investment income and net realized
    gains...............................           (0.84)
                                                  ------
Net asset value, end of period..........          $18.61
                                                  ======
Total return (c)........................           18.61%
                                                  ======
Ratios and supplemental data:
  Net assets, end of period (in
    000's)..............................          $   54
  Ratio of expenses to average net
    assets (d)..........................            2.03%
  Ratio of expenses to average net
    assets before waivers and
    reimbursements (d)..................           18.75%
  Ratio of net investment loss to
    average net assets (d)..............           (1.05)%
  Portfolio turnover rate...............             957%

---------------
(a)  The commencement of this class was September 16, 1998.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Per share amounts are not in accord with the aggregate net loss on investments for the period due to the timing of sales and redemptions for Fund shares in relation to fluctuating market values of the Fund's investments.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      76                                                     ORBITEX GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights (continued)

--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                                                Class C Shares
                                              -----------------------------------------------------------------------------------
                                                Six Months Ended
                                              October 31, 2002 (b)       Year Ended         Year Ended          Period Ended
                                                  (Unaudited)        April 30, 2002 (b)   April 30, 2001   April 30, 2000 (a) (b)
                                              --------------------   ------------------   --------------   ----------------------
Net asset value, beginning of period........        $ 19.52               $ 24.08            $ 31.19              $ 51.65
                                                    -------               -------            -------              -------
Income (loss) from investment operations:
Net investment loss.........................          (0.16)                (0.43)             (0.54)               (0.11)
Net realized and unrealized gain (loss) on
  investments...............................          (5.50)                (4.13)             (6.57)              (20.35)
                                                    -------               -------            -------              -------
  Total income (loss) from investment
    operations..............................          (5.66)                (4.56)             (7.11)              (20.46)
                                                    -------               -------            -------              -------
Less distributions from net investment
  income....................................             --                    --                 --                   --
Less distributions from net realized gain...             --                    --                 --                   --
Less distributions in excess of net realized
  gains.....................................             --                    --                 --                   --
                                                    -------               -------            -------              -------
  Total distributions from net investment
    income and net realized gains...........             --                    --                 --                   --
                                                    -------               -------            -------              -------
Net asset value, end of period..............        $ 13.86               $ 19.52            $ 24.08              $ 31.19
                                                    =======               =======            =======              =======
Total return (c)............................         (28.96)%              (18.94)%           (22.78)%             (39.61)%
                                                    =======               =======            =======              =======
Ratios and supplemental data:
  Net assets, end of period (in 000's)......        $   611               $ 1,259            $ 2,054              $   829
  Ratio of expenses to average net assets
    (d).....................................           3.10%                 2.91%              2.60%                2.60%
  Ratio of expenses to average net assets
    before waivers and reimbursements (d)...           3.97%                 3.48%              2.71%                4.23%
  Ratio of net investment loss to average
    net assets (d)..........................          (1.93)%               (1.99)%            (2.17)%              (2.41)%
  Portfolio turnover rate...................             58%                  158%               465%                 254%

---------------
(a)  The commencement of this class was March 14, 2000.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser, Administrator, Custodian and Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ORBITEX CATERPILLAR MID CAP RELATIVE VALUE FUND                         77
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data based on a share outstanding throughout each period indicated

                                                          Class A Shares            Class B Shares            Class C Shares
                                                      -----------------------   -----------------------   -----------------------
                                                           Period Ended              Period Ended              Period Ended
                                                      October 31, 2002 (a)(b)   October 31, 2002 (a)(b)   October 31, 2002 (a)(b)
                                                            (Unaudited)               (Unaudited)               (Unaudited)
                                                      -----------------------   -----------------------   -----------------------
Net asset value, beginning of period................          $ 10.00                   $ 10.00                   $ 10.00
                                                              -------                   -------                   -------
Income (loss) from investment operations:
Net investment loss.................................            (0.03)                    (0.05)                    (0.05)
Net realized and unrealized loss on investments.....            (1.90)                    (1.90)                    (1.90)
                                                              -------                   -------                   -------
  Total income (loss) from investment operations....            (1.93)                    (1.95)                    (1.95)
                                                              -------                   -------                   -------
Less distributions from net investment income.......               --                        --                        --
Less distributions from net realized gain...........               --                        --                        --
Less distributions in excess of net realized
  gains.............................................               --                        --                        --
                                                              -------                   -------                   -------
  Total distributions from net investment income and
    net realized gains..............................               --                        --                        --
                                                              -------                   -------                   -------
Net asset value, end of period......................          $  8.07                   $  8.05                   $  8.05
                                                              =======                   =======                   =======
Total return (c)....................................           (19.30)%                  (19.50)%                  (19.50)%
                                                              =======                   =======                   =======
Ratios and Supplemental Data:
  Net assets, end of period (in 000's)..............          $16,322                   $   116                   $    61
  Ratio of expenses to average net assets (d).......             2.78%                     3.46%                     3.41%
  Ratio of expenses to average net assets before
    waivers and reimbursements (d)..................             2.93%                     3.46%                     3.41%
  Ratio of net investment loss to average net assets
    (d).............................................            (0.95)%                   (1.93)%                   (1.82)%
  Portfolio turnover rate...........................               14%                       14%                       14%

---------------
(a)  The commencement of investment operations was July 1, 2002.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Distributor not absorbed a portion of the expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

      78                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION

Orbitex Group of Funds (the "Trust" or the "Funds") was established in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of twelve funds (collectively the "Funds" and each individually a "Fund"), nine of which are included in this report. They are as follows:
Info-Tech & Communications Fund, Emerging Technology Fund, Health & Biotechnology Fund, Medical Sciences Fund, Energy & Basic Materials Fund, Financial Services Fund, Focus 30 Fund, Growth Fund and Caterpillar Mid Cap Relative Value Fund. The Cash Reserves Fund has a fiscal year end of December 31 and therefore will be reported separately. The financial statements and financial highlights for the Amerigo and Clermont Funds are reported in separate shareholder reports. The Info-Tech & Communications Fund, Emerging Technology Fund, Health & Biotechnology Fund, Medical Sciences Fund, Energy & Basic Materials Fund and Financial Services Fund operate as non-diversified investment companies. The Focus 30 Fund and Growth Fund operate as diversified investment companies.

FUND                                                            PRIMARY OBJECTIVE
----                                       ------------------------------------------------------------
Info-Tech & Communications Fund            Long-term growth of capital through selective investment in the securities of communications, information and related
                                           technology companies
Emerging Technology Fund                   Long-term growth of capital through select investment in
                                           securities of research, design, development or manufacturing of new or emerging technologies companies
Health & Biotechnology Fund                Long-term growth of capital through selective investment in the securities of companies engaged in the healthcare,
                                           health products, pharmaceuticals, medical research and
                                           biotechnology industries
Medical Sciences Fund                      Long-term appreciation of capital by investing primarily in a portfolio of equity securities of medical science
                                           companies
Energy & Basic Materials Fund              Long-term growth of capital through selective investment in the securities of companies engaged in energy and basic
                                           materials industries
Financial Services Fund                    Long-term growth of capital through selective investment in companies that provide financial services to consumers and industry
Focus 30 Fund                              Long-term growth of capital and current income through
                                           focused investment in the securities of some or all of the
                                           30 companies listed on the New York Stock Exchange that make up the Dow Jones Industrial Average. The Fund is not an
                                           index fund
Growth Fund                                Long-term growth of capital through selective investment in securities of companies of all sizes that offer potential
                                           for growth
Caterpillar Mid Cap Relative Value Fund    Long-term growth of capital without regard to current income

The Funds offer the following classes of shares:

CLASS                           FUNDS OFFERING CLASS
-----                           ------------------------------------------------------------
Class A                         All Funds
Class B                         All Funds
Class C                         All Funds except Focus 30 Fund and Energy & Basic Materials
                                Fund
Class D                         Focus 30 Fund only

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation and Transactions

U.S. equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking

ORBITEX GROUP OF FUNDS                                                  79
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

any sales, the last available bid price. U.S. long-term debt obligations are valued at the mean between quoted bid and asked prices for such securities or, if such prices are not available, at prices of securities with comparable maturity, quality and type. U.S. short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market on which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees ("Trustees").

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Dividends are recorded net of non-reclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which dividends are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue discount and premiums are amortized on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as an adjustment to the cost basis of such securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for each of the Funds, except for the Focus 30 Fund, which will normally declare and distribute income quarterly. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the timing of the recording of certain expenses and realized losses.

      80                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Deferred Organizational Costs

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Advisor has agreed with respect to each of the Funds, except for Health & Biotechnology Fund and Financial Services Fund, that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

Options and Futures Contracts

Each Fund may enter into option contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the premium received. If the Fund purchased an option and allows the option to expire, it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option, it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option. The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of the option premium. If a written put or purchased call option is exercised, the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the closing bid price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

The Funds may enter into futures contracts in order to hedge existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility the change in value of the contract may not correlate with the changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit

ORBITEX GROUP OF FUNDS                                                  81
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Funds will recognize a gain or loss when the contract is closed or expires.

Short Sales

Each Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and securities deposits made with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense on short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

The Info-Tech & Communications Fund, Health & Biotechnology Fund, Energy & Basic Materials Fund, Financial Services Fund, Emerging Technology Fund and Medical Sciences Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

Advisory Fees

Each Fund, except for Amerigo Fund and Clermont Fund, has entered into an Investment Advisory Agreement with Orbitex Management, Inc. ("OMI"), a subsidiary of Orbitex Financial Services Group, Inc. ("OFSG"). As compensation for the services rendered, facilities furnished, and expenses borne by OMI, the Funds will pay OMI a fee accrued daily and paid monthly, at the annualized rate of 0.75% of the average daily net assets for the Focus 30 Fund, Growth Fund and the Caterpillar Mid Cap Relative Value Fund, 1.25% of the average daily net assets for Info-Tech & Communications Fund, Health & Biotechnology Fund, Energy & Basic Materials Fund, Financial Services Fund, Emerging Technology Fund and Medical Sciences Fund. In addition, OMI has entered into a sub-advisory agreement with Century Capital Management, Inc. ("CCM") on behalf of the Financial Services Fund. Under the terms of the sub-advisory agreement, OMI will pay CCM a fee accrued daily and paid monthly, at the annualized rate of 0.50% of the average daily net assets of the Fund, subject to certain minimum requirements. OMI has also entered into a sub-advisory agreement with Caterpillar Investment Management, Ltd. ("Caterpillar") on behalf of the Caterpillar Mid Cap Relative Value Fund. Under the terms of the sub-advisory agreement, OMI will pay Caterpillar a fee accrued daily and paid monthly, at the annualized rate of 0.40% of the average daily net assets of the Fund, subject to certain minimum requirements.

Except for Focus 30 Fund and Caterpillar Mid Cap Relative Value Fund, OMI has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses, net of waivers and custodial credits. The annualized rates are as follows:

CLASS
-----
Class A.....................................................  2.50%
Class B.....................................................  3.10%
Class C.....................................................  3.10%

      82                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

OMI has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses for Focus 30 Fund, net of waivers and custodial credits and excluding extraordinary or non-recurring expenses. The annualized rates are as follows:

CLASS
-----
Class A.....................................................  1.90%
Class B.....................................................  2.50%
Class D.....................................................  1.50%

The waivers for the Advisor's fees for the six months ended October 31, 2002 amounted to $192,202, $65,018, $71,866, $62,232, $52,999, $33,722, $29,706, and
$46,283 for the Info-Tech & Communications Fund, Emerging Technology Fund, Health & Biotechnology Fund, Medical Sciences Fund, Energy and Basic Materials Fund, Financial Services Fund, Focus 30 Fund and Growth Fund, respectively. The reimbursements for the six months ended October 31, 2002 amounted to $167,391, $60,197, $34,730, $76,739, $67,116 and $9,017 for the Emerging Technology Fund,
Medical Sciences Fund, Energy & Basic Materials Fund, Financial Services Fund, Focus 30 Fund and Growth Fund, respectively.

Administration, Fund Accounting and Transfer Agent Fees

Orbitex Fund Services, Inc. ("OFS"), an affiliate of the Advisor, serves as the administrator of the Funds pursuant to an Administrative Service Agreement with the Trust ("Administration Agreement"). The Administration Agreement provides that OFS may retain Sub-Administrators for the purpose of providing such services to one or more Funds. For providing administration services to the funds, OFS will receive from each fund a monthly fee calculated at an annual rate of 0.10% of the first $100 million of the fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements. OFS also acts as the fund accounting agent of the Funds. For providing fund accounting services, OFS will receive from each fund a monthly fee calculated at an annual rate of 0.002% for the first $100 million of a fund's average daily net assets, and at reduced rates thereafter, subject to certain minimum requirements, plus out-of-pocket expenses. Administration and fund accounting fees earned by OFS from each fund are set forth on the statement of operations.

OFS also serves as the transfer agent of the Trust. For providing transfer agent services, OFS will receive from each fund a minimum monthly or per account fee plus certain transaction fees which are allocated by shareholder accounts.

Distributor

The distributor of the Funds is Orbitex Funds Distributor, Inc. ("OFD"), an affiliate of the Advisor. The Trust has adopted Distribution Plans and Agreements ("Plans and Agreements") pursuant to Rule 12b-l under the 1940 Act. The Plans and Agreements provide for the payment of a distribution fee to the distributor at an annualized rate of 0.40%, 0.75% and 0.75% of the average daily net assets attributable to the shares of Class A, Class B and Class C, respectively. The Plans and Agreements for Class B and Class C also provide for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the shares of Class B and Class C. Class D shares do not pay 12b-1 distribution or shareholder service fees.

Class A Shares are offered at net asset value plus a maximum sales load of 5.75%. Class B Shares are offered subject to a contingent deferred sales charge and will automatically convert to Class A Shares after eight years. Class C Shares are offered subject to a contingent deferred sales charge plus maximum sales load of 1.00%. Class D Shares are offered at net asset value.

OFD has agreed to waive a portion of the distribution fee for Class A shares of the Caterpillar Mid Cap Relative Value Fund. For the period ended October 31, 2002, OFD waived $8,780 in distribution fees.

ORBITEX GROUP OF FUNDS                                                  83
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

For the six months ended October 31, 2002, OFD received sales charges on sales of the Funds' Class A and C shares. In addition, contingent deferred sales charges ("CDSCs") were paid to OFD for Class B and C shares. OFD has advised the Funds that the approximate amounts were as follows:

                                                                   SALES CHARGES                  CDSCS
                                                                --------------------      ---------------------
                                                                Class A      Class C      Class B       Class C
                                                                -------      -------      --------      -------
Info-Tech & Communications Fund.............................     $461          $--        $ 55,338      $  803
Emerging Technology Fund....................................       33          --            5,134           2
Health & Biotechnology Fund.................................      641          --          286,327       7,508
Medical Sciences Fund.......................................       --          --           27,865          66
Energy & Basic Materials Fund...............................       --          --           22,380          --
Financial Services Fund.....................................       --          --           18,860         134
Focus 30 Fund...............................................       --          --           11,039          --
Growth Fund.................................................       --          --           29,534         263
Caterpillar Mid Cap Relative Value Fund.....................       --          --              480          --

Trustees Fees

The Funds do not compensate Trustees who are employees of the Advisor. Trustees who are not Advisor employees receive a fee of $2,500 for each regular and special meeting of the Board that the Trustee attends. The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Custodian

Effective June 17, 2002, Bank of New York Co., Inc. became the Custodian for the Trust. Prior to June 17, 2002, Circle Trust Company, an affiliate of the Advisor, served as the Custodian for the Trust.

4.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2002, were as follows:

                                                                                                                  NET
                                                                                GROSS           GROSS          UNREALIZED
                                                            IDENTIFIED        UNREALIZED      UNREALIZED      APPRECIATION
                                                               COST          APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                          ---------------    ------------    ------------    --------------
Info-Tech & Communications Fund.........................  $    27,633,160     $2,971,584     $ 2,226,261      $    745,323
Emerging Technology Fund................................        8,289,455        745,859         746,482              (623)
Health & Biotechnology Fund.............................      138,180,430      4,558,992      48,691,677       (44,132,685)
Medical Sciences Fund...................................       14,257,420        348,601       6,161,552        (5,812,951)
Energy & Basic Materials Fund...........................        7,148,088        285,667         292,781            (7,114)
Financial Services Fund.................................        4,309,477        421,821         582,900          (161,079)
Focus 30 Fund...........................................        7,424,382      1,172,829       1,839,078          (666,249)
Growth Fund.............................................       10,675,306        323,056       2,104,427        (1,781,371)
Caterpillar Mid Cap Relative Value Fund.................       19,620,554        228,194       3,813,291        (3,585,097)

5.  INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the six months ended October 31, 2002, were as follows:

                                                                 PURCHASES          SALES
                                                                -----------      -----------
Info-Tech & Communications Fund.............................    $49,406,554      $48,812,207
Emerging Technology Fund....................................     16,478,630       16,877,117
Health & Biotechnology Fund.................................     58,322,620       80,608,704
Medical Sciences Fund.......................................      2,848,542        5,026,165
Energy & Basic Materials Fund...............................     40,752,511       41,613,300
Financial Services Fund.....................................        507,920        1,656,502
Focus 30 Fund...............................................        103,309          767,381
Growth Fund.................................................      7,045,151       10,413,222
Caterpillar Mid Cap Relative Value Fund.....................      4,952,124        1,990,381

      84                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

6.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the public without prior registration under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. The issuers of the securities will bear any costs involved in registration under the Securities Act of 1933 in connection with the disposition of such securities. The Funds do not have the right to demand that such securities be registered.

Restricted securities are valued at the direction of a Fund's Board of Trustees; the securities are restricted as to resale and have been valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information to the restricted security. The table below shows the securities held at October 31, 2002 that are being valued by the Funds' Board of Trustees:

                                                                      NUMBER                              VALUE
                                                                        OF      ACQUISITION                PER    10/31/02
FUND                                          SECURITY                SHARES       DATE          COST     UNIT   FAIR VALUE
----                              ---------------------------------  ---------  -----------   ----------  -----  ----------
Health & Biotechnology Fund.....  Aderis Pharmaceuticals, Inc.         362,640     2/7/01     $2,400,002  $6.62  $2,400,679
Health & Biotechnology Fund.....  Mitokor Series F                     401,335    8/22/00      3,010,012   7.50   3,010,012
Health & Biotechnology Fund.....  Vitagen Inc. Series C              2,500,000    6/18/01      3,000,000   0.15     375,000

                                  PERCENTAGE
                                      OF
                                     NET
FUND                                ASSETS
----                              ----------
Health & Biotechnology Fund.....    2.57%
Health & Biotechnology Fund.....     3.23
Health & Biotechnology Fund.....     0.40

Because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material.

7.  SHAREHOLDERS' TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
INFO-TECH & COMMUNICATIONS
  CLASS A SHARES:
  Shares sold.............................   8,245,988   $ 47,656,037    8,904,589   $ 89,133,044
  Shares issued in connection with the
    transfer of the Monument
    Telecommunication's net assets........          --             --      271,090      2,516,387
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................  (8,510,359)   (49,609,737)  (9,732,982)   (99,226,072)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (264,371)  $ (1,953,700)    (557,303)  $ (7,576,641)
                                            ==========   ============   ==========   ============

  CLASS B SHARES:
  Shares sold.............................      42,559   $    239,044      235,510   $  3,043,900
  Shares issued in connection with the
    transfer of the Monument
    Telecommunication's net assets........          --             --      187,462      1,689,185
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (522,684)    (2,958,054)  (1,259,148)   (12,572,673)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (480,125)  $ (2,719,010)    (836,176)  $ (7,839,588)
                                            ==========   ============   ==========   ============

ORBITEX GROUP OF FUNDS                                                  85
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
  CLASS C SHARES:
  Shares sold.............................       9,209   $     51,058       53,205   $    706,792
  Shares issued in connection with the
    transfer of the Monument
    Telecommunication's net assets........          --             --        4,075         36,931
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (92,038)      (546,784)    (267,028)    (2,711,217)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (82,829)  $   (495,726)    (209,748)  $ (1,967,494)
                                            ==========   ============   ==========   ============

                                                SIX MONTHS ENDED              PERIOD ENDED
                                                OCTOBER 31, 2002            APRIL 30, 2002(A)
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
EMERGING TECHNOLOGY
  CLASS A SHARES:
  Shares sold.............................      38,214   $     72,844      227,313   $    713,600
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (584,203)    (1,135,024)    (788,703)    (2,480,593)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (545,989)  $ (1,062,180)    (561,390)  $ (1,766,993)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................      17,551   $     32,764       28,881   $     89,383
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (104,647)      (202,409)    (142,388)      (430,986)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (87,096)  $   (169,645)    (113,507)  $   (341,603)
                                            ==========   ============   ==========   ============
  CLASS C SHARES:
  Shares sold.............................       1,373   $      2,564        5,109   $     16,711
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................      (7,192)       (13,709)        (936)        (2,799)
                                            ----------   ------------   ----------   ------------
    Net Increase (Decrease)...............      (5,819)  $    (11,145)       4,173   $     13,912
                                            ==========   ============   ==========   ============

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
HEALTH & BIOTECHNOLOGY
  CLASS A SHARES:
  Shares sold.............................     305,388   $  3,816,123    2,707,503   $ 46,961,605
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................  (1,128,380)   (14,101,951)  (3,826,690)   (66,028,844)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (822,992)  $(10,285,828)  (1,119,187)  $(19,067,239)
                                            ==========   ============   ==========   ============

      86                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
  CLASS B SHARES:
  Shares sold.............................      69,604   $    846,583      724,525   $ 12,371,751
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (896,838)   (10,745,693)  (1,396,584)   (23,611,581)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (827,234)  $ (9,899,110)    (672,059)  $(11,239,830)
                                            ==========   ============   ==========   ============
  CLASS C SHARES:
  Shares sold.............................      23,297   $    286,095      258,158   $  4,482,832
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (539,269)    (6,589,855)    (874,375)   (14,869,747)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (515,972)  $ (6,303,760)    (616,217)  $(10,386,915)
                                            ==========   ============   ==========   ============

                                                SIX MONTHS ENDED              PERIOD ENDED
                                                OCTOBER 31, 2002            APRIL 30, 2002(A)
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
MEDICAL SCIENCES
  CLASS A SHARES:
  Shares sold.............................      86,474   $    411,247       41,480   $    266,766
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (366,822)    (1,602,757)    (271,638)    (1,890,798)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (280,348)  $ (1,191,510)    (230,158)  $ (1,624,032)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................       9,922   $     40,404       25,553   $    192,584
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................    (235,071)    (1,020,615)    (175,773)    (1,185,703)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................    (225,149)  $   (980,211)    (150,220)  $   (993,119)
                                            ==========   ============   ==========   ============
  CLASS C SHARES:
  Shares sold.............................       7,826   $     32,548       19,118   $    137,497
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................      (7,363)       (31,186)        (533)        (3,403)
                                            ----------   ------------   ----------   ------------
    Net Increase..........................         463   $      1,362       18,585   $    134,094
                                            ==========   ============   ==========   ============

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
ENERGY & BASIC MATERIALS
  CLASS A SHARES:
  Shares sold.............................     692,698   $ 10,268,771    1,203,707   $ 19,381,935
  Shares issued to shareholders in
    reinvestment..........................          --             --       30,450        414,734
  Shares redeemed.........................    (688,165)   (10,101,473)  (1,370,181)   (22,214,931)
                                            ----------   ------------   ----------   ------------
    Net Increase (Decrease)...............       4,533   $    167,298     (136,024)  $ (2,418,262)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................      46,751   $    691,861      113,500   $  2,112,073
  Shares issued to shareholders in
    reinvestment..........................          --             --       34,072        456,565
  Shares redeemed.........................     (65,717)      (914,868)    (161,890)    (2,486,078)
                                            ----------   ------------   ----------   ------------
    Net Increase (Decrease)...............     (18,966)  $   (223,007)     (14,318)  $     82,560
                                            ==========   ============   ==========   ============

ORBITEX GROUP OF FUNDS                                                  87
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
FINANCIAL SERVICES
  CLASS A SHARES:
  Shares sold.............................      22,741   $    228,382       70,481   $    779,006
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (85,663)      (846,273)    (349,790)    (3,802,784)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (62,922)  $   (617,891)    (279,309)  $ (3,023,778)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................      67,670   $    731,314      120,878   $  1,324,765
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (65,829)      (641,110)    (270,688)    (2,864,895)
                                            ----------   ------------   ----------   ------------
    Net Increase (Decrease)...............       1,841   $     90,204     (149,810)  $ (1,540,130)
                                            ==========   ============   ==========   ============
  CLASS C SHARES:
  Shares sold.............................       6,511   $     70,121       14,620   $    160,695
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (13,662)      (124,071)     (27,451)      (305,641)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................      (7,151)  $    (53,950)     (12,831)  $   (144,946)
                                            ==========   ============   ==========   ============

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
FOCUS 30
  CLASS A SHARES:
  Shares sold.............................       3,215   $     33,434        9,609   $    126,429
  Shares issued to shareholders in
    reinvestment..........................          --             --        1,183         14,457
  Shares redeemed.........................     (10,094)      (108,970)     (45,013)      (605,120)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................      (6,879)  $    (75,536)     (34,221)  $   (464,234)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................      57,451   $    616,438      137,181   $  1,740,754
  Shares issued to shareholders in
    reinvestment..........................          --             --        4,721         56,839
  Shares redeemed.........................     (35,510)      (355,614)     (45,933)      (589,927)
                                            ----------   ------------   ----------   ------------
    Net Increase..........................      21,941   $    260,824       95,969   $  1,207,666
                                            ==========   ============   ==========   ============
  CLASS D SHARES:
  Shares sold.............................       3,569   $     48,424       22,215   $    298,934
  Shares issued to shareholders in
    reinvestment..........................          --             --       19,131        235,501
  Shares redeemed.........................     (50,485)      (538,078)    (137,994)    (1,800,142)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (46,916)  $   (489,654)     (96,648)  $ (1,265,707)
                                            ==========   ============   ==========   ============

      88                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED               YEAR ENDED
                                                OCTOBER 31, 2002             APRIL 30, 2002
                                            -------------------------   -------------------------
                                              SHARES       DOLLARS        SHARES       DOLLARS
                                            ----------   ------------   ----------   ------------
GROWTH
  CLASS A SHARES:
  Shares sold.............................       9,691   $    156,797      315,273   $  6,558,284
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (59,790)      (974,237)    (488,565)   (10,457,991)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (50,099)  $   (817,440)    (173,292)  $ (3,899,707)
                                            ==========   ============   ==========   ============
  CLASS B SHARES:
  Shares sold.............................       5,579   $     94,344       34,717   $    751,026
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (71,770)    (1,169,624)    (150,640)    (3,178,295)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (66,191)  $ (1,075,280)    (115,923)  $ (2,427,269)
                                            ==========   ============   ==========   ============
  CLASS C SHARES:
  Shares sold.............................         616   $      8,453       12,237   $    262,792
  Shares issued to shareholders in
    reinvestment..........................          --             --           --             --
  Shares redeemed.........................     (21,082)      (364,439)     (32,991)      (709,221)
                                            ----------   ------------   ----------   ------------
    Net Decrease..........................     (20,466)  $   (355,986)     (20,754)  $   (446,429)
                                            ==========   ============   ==========   ============

                                                  PERIOD ENDED
                                               OCTOBER 31, 2002(B)
                                            -------------------------
                                              SHARES       DOLLARS
                                            ----------   ------------
CATERPILLAR
  CLASS A SHARES:
  Shares sold.............................   2,022,341   $ 20,187,378
  Shares issued to shareholders in
    reinvestment..........................          --             --
  Shares redeemed.........................          --             --
                                            ----------   ------------
    Net Increase..........................   2,022,341   $ 20,187,378
                                            ==========   ============
  CLASS B SHARES:
  Shares sold.............................      16,465   $    148,643
  Shares issued to shareholders in
    reinvestment..........................          --             --
  Shares redeemed.........................      (2,028)       (16,000)
                                            ----------   ------------
    Net Increase..........................      14,437   $    132,643
                                            ==========   ============
  CLASS C SHARES:
  Shares sold.............................       7,565   $     67,491
  Shares issued to shareholders in
    reinvestment..........................          --             --
  Shares redeemed.........................          --             --
                                            ----------   ------------
    Net Increase..........................       7,565   $     67,491
                                            ==========   ============

---------------
(a) Results shown are for the period November 1, 2001 through April 30, 2002. The fiscal year-end for the Fund has been changed from October 31 to April 30 of each year.
(b) The commencement of operations for Caterpillar's Class A, B and C shares was July 1, 2002.

8.  SECURITIES LENDING

Under an agreement with Bank of New York, Inc. ("BONY"), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned, which are invested in repurchase agreements fully collateralized by U.S. government securities and money market funds in accordance with the Funds' Securities

ORBITEX GROUP OF FUNDS                                                  89
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Lending Procedures. A portion of the income generated by the investment of the collateral, net of any rebates paid by BONY to borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Fund. Generally, in the event of a counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral.

At October 31, 2002, the following Funds had securities on loan:

                                                                 MARKET VALUE OF       MARKET VALUE
                                                                LOANED SECURITIES      OF COLLATERAL
                                                                -----------------      -------------
Info-Tech & Communications Fund.............................       $4,803,791           $4,989,992
Health & Biotechnology Fund.................................        8,945,025            8,926,769
Energy & Basic Materials Fund...............................          424,100              445,310
Financial Services Fund.....................................          223,720              233,586
Growth Fund.................................................          789,569              797,955
Caterpillar Mid Cap Relative Value Fund.....................          964,414              998,787

9.  TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The differences between book-basis and tax-basis distributions and undistributed gains are attributed primarily to short term capital gain distributions, wash sales and post October loss deferrals.

The tax character of distributions paid during the fiscal year ended April 30, 2002 were as follows:

                                                                ORDINARY INCOME      LONG TERM GAINS
                                                                ---------------      ---------------
Energy & Basic Materials Fund...............................       $894,891            $       --
Focus 30 Fund...............................................             --               269,074

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
                                                                ORDINARY INCOME      LONG TERM GAINS      DEPRECIATION
                                                                ---------------      ---------------      -------------
Info-Tech & Communications..................................       $     --           $(246,016,667)      $ (2,725,514)
Emerging Technology Fund....................................             --             (72,666,640)          (886,834)
Health & Biotechnology Fund.................................             --             (38,933,270)       (52,837,203)
Medical Sciences Fund.......................................             --              (6,536,972)        (6,044,888)
Energy & Basic Materials Fund...............................             --                (819,571)           858,960
Financial Services Fund.....................................             --                (209,292)           652,881
Focus 30 Fund...............................................             --                      --            612,681
Growth Fund.................................................             --             (18,482,900)        (2,258,302)

At April 30, 2002, the Funds had available, for Federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains expiring on April 30 of the years below:

                                                2006         2007           2008             2009              2010
                                              --------      -------      -----------      -----------      ------------
Info-Tech & Communications Fund...........    $     --      $    --      $        --      $        --      $246,016,667
Emerging Technology Fund..................          --       62,686       17,420,013       53,694,613         1,489,328
Health & Biotechnology Fund...............          --           --               --               --        38,933,270
Medical Sciences Fund.....................          --        2,788          486,110        5,991,595            56,479
Energy & Basic Materials Fund.............          --           --               --               --           819,571
Financial Services Fund...................          --           --               --               --           209,292
Focus 30 Fund.............................          --           --               --               --                --
Growth Fund...............................     247,128       74,220               --        7,728,834        10,432,718

      90                                                  ORBITEX GROUP OF FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2002, the following Funds have elected to defer losses occurring between November 1, 2001 and April 30, 2002 under these rules, as follows:

                                                                 CAPITAL        CURRENCY
                                                                  LOSSES         LOSSES
                                                                 DEFERRED       DEFERRED
                                                                ----------      --------
Info-Tech & Communications Fund.............................    $5,722,229        --
Health & Biotechnology Fund.................................     4,647,681        --

Such deferred losses will be treated as arising on the first day of the fiscal year ending April 30, 2003.

10.  FUND ACQUISITION

As of the close of business on October 26, 2001, the Info-Tech & Communications Fund acquired all the net assets of the Monument Telecommunications Fund pursuant to a plan of reorganization approved by the Board of Directors of the Monument Fund on October 16, 2001. The acquisition was completed by a tax-free exchange, the details of which are outlined in the following schedule:

                                                           AT CLOSE OF BUSINESS OCTOBER 26, 2001
                                                     --------------------------------------------------
                                                     TELECOMMUNICATIONS      INFO-TECH & COMMUNICATIONS
                                                       FUND--A SHARES              FUND--A SHARES            MERGED ASSETS
                                                     ------------------      --------------------------      -------------
Net Assets.......................................        $2,516,387                 $23,720,282               $26,236,669
Unrealized Appreciation..........................        $  138,650                          --                        --
Shares Outstanding...............................           652,235                   2,555,385                 2,826,475
Net Asset........................................        $     3.86                 $      9.28               $      9.28

                                                     TELECOMMUNICATIONS      INFO-TECH & COMMUNICATIONS
                                                       FUND--B SHARES              FUND--B SHARES            MERGED ASSETS
                                                     ------------------      --------------------------      -------------
Net Assets.......................................        $1,689,185                 $33,163,303               $34,852,488
Unrealized Appreciation..........................        $   93,072                          --                        --
Shares Outstanding...............................           444,735                   3,680,394                 3,867,856
Net Asset........................................        $     3.80                 $      9.01               $      9.01

                                                     TELECOMMUNICATIONS      INFO-TECH & COMMUNICATIONS
                                                       FUND--C SHARES              FUND--C SHARES            MERGED ASSETS
                                                     ------------------      --------------------------      -------------
Net Assets.......................................        $   36,931                 $ 5,041,046               $ 5,077,977
Unrealized Appreciation..........................        $    2,035                          --                        --
Shares Outstanding...............................             9,569                     556,212                   560,287
Net Asset........................................        $     3.86                 $      9.06               $      9.06

11.  SUBSEQUENT EVENT

The Trustees have approved, and shareholders will be asked to approve, a proposed Agreement Plan of Reorganization pursuant to which the Orbitex Funds would transfer all of the their assets to either newly formed or pre-existing open-end portfolios of the Saratoga Advantage Trust ("Saratoga") as follows:

                   ORBITEX FUND                                      SARATOGA PORTFOLIO
                   ------------                                      ------------------
Info-Tech & Communications Fund                      Technology & Communications Portfolio
Emerging Technology Fund                             Technology & Communications Portfolio
Health & Biotechnology Fund                          Health & Biotechnology Portfolio
Medical Sciences Fund                                Health & Biotechnology Portfolio
Energy & Basic Materials Fund                        Energy & Basic Materials Portfolio
Financial Services Fund                              Financial Services Portfolio
Focus 30 Fund                                        Large Capitalization Value Portfolio
Growth Fund                                          Mid Capitalization Portfolio
Caterpillar Mid Cap Relative Value Fund              Mid Capitalization Portfolio

ORBITEX GROUP OF FUNDS                                                  91
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
October 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

The Funds would transfer all of their assets in return for shares of the corresponding Saratoga Portfolio with a net asset value equal to the value of Orbitex Fund shares at the date of the reorganization. Shares of the Saratoga Portfolio would be distributed to each Orbitex Fund shareholder in exchange for their Orbitex Fund shares. A Special Meeting of Shareholders of the Orbitex Funds is scheduled for December 18, 2002, at which Orbitex Fund shareholders will be asked to approve the proposed Agreement and Plan of Reorganization.

The Trust's Advisor has entered into a letter of intent with Saratoga Capital Management, LLC ("Saratoga Capital Management"), the investment manager of the Saratoga Portfolios, pursuant to which the Advisor will sell all of its assets to Saratoga Capital Management and will receive a 50% interest in Saratoga Capital Management (the "Orbitex-Saratoga Merger"). Upon consummation of the Orbitex-Saratoga Merger, Saratoga Capital Management will be renamed Orbitex-Saratoga Capital Management, LLC. Each portfolio of the Saratoga Advantage Trust is currently advised by a sub-advisor selected and supervised by Saratoga Capital Management.